As filed with the U.S. Securities and Exchange Commission on June 5, 2024

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23108

Amplify ETF Trust
(Exact name of registrant as specified in charter)

3333 Warrenville Road Suite #350

Lisle, IL 60532
(Address of principal executive offices) (Zip code)

Christian Magoon

Amplify ETF Trust

3333 Warrenville Road Suite #350

Lisle, IL 60532
(Name and address of agent for service)

With copies to:

Morrison C. Warren, Esq.

Chapman and Cutler LLP

111 West Monroe Street

Chicago, IL 60603

(855)-267-3837

Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2024

Item 1. Reports to Stockholders.

(a)

2024 Semi-Annual Report
AMPLIFY ETF TRUST | MARCH 31, 2024
YYY	Amplify High Income ETF
IBUY	Amplify Online Retail ETF
DIVO	Amplify CWP Enhanced Dividend Income ETF
BLOK	Amplify Transformational Data Sharing ETF
BATT	Amplify Lithium & Battery Technology ETF
SWAN	Amplify BlackSwan Growth & Treasury Core ETF
EMFQ	Amplify Emerging Markets FinTech ETF
CNBS	Amplify Seymour Cannabis ETF
ISWN	Amplify BlackSwan ISWN ETF
MVPS	Amplify Thematic All-Stars ETF
QSWN	Amplify BlackSwan Tech & Treasury ETF
IWIN	Amplify Inflation Fighter ETF
NDIV	Amplify Natural Resources Dividend Income ETF
IDVO	Amplify International Enhanced Dividend Income ETF
COWS	Amplify Cash Flow Dividend Leaders ETF
HCOW	Amplify Cash Flow High Income ETF
SOF	Amplify Samsung SOFR ETF
SILJ	Amplify Junior Silver Miners ETF
HACK	Amplify Cybersecurity ETF
IPAY	Amplify Mobile Payments ETF
ITEQ	Amplify BlueStar Israel Technology ETF
ETHO	Amplify Etho Climate Leadership U.S. ETF
MJ	Amplify Alternative Harvest ETF
IVES	Amplify Global Cloud Technology ETF
GAMR	Amplify Video Game Tech ETF
AIEQ	Amplify AI Powered Equity ETF
AWAY	Amplify Travel Tech ETF
GERM	Amplify Treatments, Testing and Advancements ETF
MJUS	Amplify U.S. Alternative Harvest ETF

Amplify ETF Trust

Table of Contents

Amplify ETF Trust (the “Trust”) files its complete schedule of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Part F of Form N-PORT within sixty days after the end of the period. The Trust’s Part F of Form N-PORT is available on the Commission’s website at www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Amplify Investments LLC (the “Adviser”) uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-267-3837 and (ii) on the Commission’s website at www.sec.gov.

Amplify ETF Trust Amplify High Income ETF Schedule of Investments as of March 31, 2024 (Unaudited)

Description	Shares	Value
INVESTMENT COMPANIES — 99.5%
Equity — 14.0%
abrdn Total Dynamic Dividend Fund	1,505,002	$12,476,467
Kayne Anderson Energy Infrastructure Fund	1,387,998	13,893,859
Liberty All-Star Equity Fund(a)	1,836,718	13,132,534
MainStay CBRE Global Infrastructure Megatrends Term Fund	927,433	11,657,833
Virtus Dividend Interest & Premium Strategy Fund	987,723	12,623,100
		63,783,793
Fixed Income — 85.5%
Aberdeen Asia-Pacific Income Fund, Inc.	1,588,040	4,446,512
AllianceBernstein Global High Income Fund, Inc.	318,041	3,377,595
BlackRock Corporate High Yield Fund, Inc.	1,083,347	10,605,967
BlackRock Credit Allocation Income Trust	1,239,796	13,253,419
BlackRock Municipal Income Fund, Inc.	432,048	5,210,499
BlackRock MuniHoldings California Quality Fund, Inc.	989,938	10,899,217
BlackRock MuniHoldings Fund, Inc.	388,323	4,690,942
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	229,068	2,664,061
BlackRock MuniYield Fund, Inc.	209,986	2,322,445
BlackRock MuniYield Quality Fund III, Inc.	310,489	3,558,204
Blackstone Strategic Credit 2027 Term Fund	1,107,769	13,182,451
Brookfield Real Assets Income Fund, Inc.	966,991	12,493,524
ClearBridge MLP & Midstream Fund, Inc.	267,804	12,260,067
DoubleLine Income Solutions Fund(a)	823,072	10,453,014
Description	Shares	Value
Eagle Point Credit Co., Inc.	1,535,006	$15,518,911
Eaton Vance Ltd. Duration Income Fund	1,241,360	12,103,260
First Trust Intermediate Duration Preferred & Income Fund(a)	772,857	13,849,597
Flaherty & Crumrine Preferred and Income Securities Fund, Inc.	746,732	11,088,970
FS Credit Opportunities Corp.	2,017,301	11,962,595
Highland Opportunities and Income Fund	1,126,375	7,918,416
Invesco Senior Income Trust	2,670,995	11,431,859
Nuveen AMT-Free Municipal Credit Income Fund	556,441	6,760,758
Nuveen AMT-Free Quality Municipal Income Fund	702,802	7,780,018
Nuveen California Quality Municipal Income Fund	740,902	8,164,740
Nuveen Credit Strategies Income Fund(a)	2,424,875	13,506,554
Nuveen Floating Rate Income Fund/Closed-end Fund	1,554,132	13,567,572
Nuveen Municipal Credit Income Fund	623,345	7,629,743
Nuveen New York AMT-Free Quality Municipal Income Fund(a)	362,909	3,944,821
Nuveen Preferred & Income Opportunities Fund	1,854,872	13,336,530
Nuveen Quality Municipal Income Fund	509,545	5,839,386
Oxford Lane Capital Corp.(a)	3,006,840	15,274,747
PIMCO Access Income Fund	977,581	15,377,349
PIMCO Corporate & Income Opportunity Fund	728,097	10,826,802
PIMCO Corporate & Income Strategy Fund(a)	186,295	2,602,541
Pimco Dynamic Income Fund(a)	840,641	16,215,966
PIMCO Dynamic Income Opportunities Fund(a)	1,167,822	15,380,216
PIMCO High Income Fund	1,363,283	6,734,618
PIMCO Income Strategy Fund II(a)	1,021,458	7,620,077
Western Asset Diversified Income Fund	925,630	13,375,354
Western Asset Inflation-Linked Opportunities & Income Fund	1,394,776	12,036,917
		389,266,234
TOTAL INVESTMENT COMPANIES (Cost $459,884,830)		453,050,027

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust Amplify High Income ETF Schedule of Investments as of March 31, 2024 (Unaudited) (Continued)
Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.4%
Investments Purchased with Proceeds from Securities Lending — 1.3%
First American Government Obligations Fund - Class X, 5.23%(b)	5,840,600	$5,840,600
Money Market Funds — 0.1%
Invesco Government & Agency Portfolio - Institutional Class, 5.24%(b)	428,528	428,528
TOTAL SHORT-TERM INVESTMENTS (Cost $6,269,128)		6,269,128

TOTAL INVESTMENTS — 100.9% (Cost $466,153,958)		459,319,155
Liabilities in Excess of Other Assets — (0.9)%		(4,141,992)
TOTAL NET ASSETS — 100.0%		$455,177,163

Percentages are stated as a percent of net assets.

AMT - Alternative Minimum Tax

(a)   All or a portion of this security is on loan as of March 31, 2024. The total market value of these securities was $5,532,544 which represented 1.2% of net assets.

(b)   The rate shown represents the 7-day effective yield as of March 31, 2024.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust Amplify Online Retail ETF Schedule of Investments as of March 31, 2024 (Unaudited)

Description	Shares	Value
COMMON STOCKS — 99.9%
Marketplace — 33.7%
Affirm Holdings, Inc.(a)	168,455	$6,276,634
Alibaba Group Holding Ltd.	123,900	1,112,123
BigCommerce Holdings, Inc.(a)	334,432	2,304,236
Copart, Inc.(a)	67,699	3,921,126
Coupang, Inc.(a)	187,747	3,340,019
Delivery Hero SE(a)(b)(c)	48,068	1,376,479
DoorDash, Inc. - Class A(a)	39,086	5,382,924
Etsy, Inc.(a)	48,903	3,360,614
Fiverr International Ltd.(a)(d)	60,429	1,273,239
Global-e Online Ltd.(a)	35,737	1,299,040
JD.com, Inc. - Class A	98,200	1,353,842
KE Holdings, Inc. - ADR	83,649	1,148,501
Maplebear, Inc.(a)(d)	118,424	4,416,031
Meituan - Class B(a)(b)(c)	89,000	1,100,780
MercadoLibre, Inc.(a)	954	1,442,410
Ozon Holdings PLC - ADR(a)(d)(e)	106,678	0
PayPal Holdings, Inc.(a)	57,425	3,846,901
PDD Holdings, Inc. - ADR(a)	12,035	1,399,069
Sea Ltd. - ADR(a)	30,634	1,645,352
Shopify, Inc. - Class A(a)	25,390	1,959,345
Uber Technologies, Inc.(a)	67,681	5,210,760
Upwork, Inc.(a)	297,241	3,644,175
Vivid Seats, Inc. - Class A(a)	517,697	3,101,005
VTEX - Class A(a)	228,560	1,867,335
		61,781,940
Omnichannel — 12.2%
Apple, Inc.	4,408	755,884
Best Buy Co., Inc.	11,740	963,032
Dick’s Sporting Goods, Inc.	7,152	1,608,199
Gap, Inc.	59,571	1,641,180
H & M Hennes & Mauritz AB - Class B	92,352	1,507,848
Home Depot, Inc.	2,691	1,032,268
Industria de Diseno Textil SA	35,549	1,791,790
Kohl’s Corp.	34,868	1,016,402
Description	Shares	Value
Kroger Co.	16,959	$968,868
Lululemon Athletica, Inc.(a)	1,940	757,861
Macy’s, Inc.	63,947	1,278,301
Next PLC	8,898	1,037,712
NIKE, Inc. - Class B	7,611	715,282
Nordstrom, Inc.	55,004	1,114,931
Tapestry, Inc.	29,075	1,380,481
Target Corp.	7,061	1,251,280
Ulta Beauty, Inc.(a)	2,039	1,066,152
Walmart, Inc.	13,989	841,718
Williams-Sonoma, Inc.	5,140	1,632,104
		22,361,293
Traditional — 41.9%
1-800-Flowers.com, Inc. - Class A(a)	383,752	4,156,034
Allegro.eu SA(a)(b)(c)	173,493	1,439,412
Amazon.com, Inc.(a)	21,658	3,906,670
ASKUL Corp.	95,400	1,386,765
Beyond, Inc.(a)	194,394	6,980,689
Carvana Co.(a)(d)	114,141	10,034,135
Chegg, Inc.(a)	395,518	2,994,071
Chewy, Inc. - Class A(a)	154,984	2,465,795
eBay, Inc.	77,112	4,069,971
Figs, Inc. - Class A(a)	560,760	2,792,585
HelloFresh SE(a)	55,967	398,448
Hims & Hers Health, Inc.(a)	503,632	7,791,187
IAC, Inc.(a)	70,512	3,761,110
Netflix, Inc.(a)	7,060	4,287,750
Ocado Group PLC(a)	214,233	1,231,635
Revolve Group, Inc.(a)(d)	219,739	4,651,875
Shutterstock, Inc.	79,968	3,663,334
Spotify Technology SA(a)	7,392	1,950,749
Vipshop Holdings Ltd. - ADR	86,387	1,429,705
Wayfair, Inc. - Class A(a)	66,848	4,537,642
Zalando SE(a)(b)(c)	52,655	1,506,411
ZOZO, Inc.	63,700	1,577,085
		77,013,058
Travel — 12.1%
Airbnb, Inc. - Class A(a)	24,830	4,095,957
Booking Holdings, Inc.	1,072	3,889,087
Expedia Group, Inc.(a)	31,811	4,381,965
MakeMyTrip Ltd.(a)	32,593	2,315,733
Trip.com Group Ltd.(a)	37,250	1,642,980
TripAdvisor, Inc.(a)	207,585	5,768,788
		22,094,510
TOTAL COMMON STOCKS (Cost $225,312,082)		183,250,801

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust Amplify Online Retail ETF Schedule of Investments as of March 31, 2024 (Unaudited) (Continued)
Description	Shares	Value
SHORT-TERM INVESTMENTS — 8.7%
Investments Purchased with Proceeds from Securities Lending — 8.6%
First American Government Obligations Fund - Class X, 5.23%(f)	15,824,515	$15,824,515
Money Market Funds — 0.1%
Invesco Government & Agency Portfolio - Institutional Class, 5.24%(f)	142,275	142,275
TOTAL SHORT-TERM INVESTMENTS (Cost $15,966,790)		15,966,790

TOTAL INVESTMENTS — 108.6% (Cost $241,278,872)		199,217,591
Liabilities in Excess of Other Assets — (8.6)%		(15,805,434)
TOTAL NET ASSETS — 100.0%		$183,412,157

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

SA - Sociedad Anónima

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

(a)   Non-income producing security.

(b)   Security is exempt from registration under Regulation S under the Securities Act of 1933, as amended. As of March 31, 2024, the value of these securities total $5,423,082 or 3.0% of the Fund’s net assets.

(c)   Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2024, the value of these securities total $5,423,082 or 3.0% of the Fund’s net assets.

(d)   All or a portion of this security is on loan as of March 31, 2024. The total market value of these securities was $13,376,980 which represented 7.3% of net assets.

(e)   Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2024.

(f)   The rate shown represents the 7-day effective yield as of March 31, 2024.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust Amplify CWP Enhanced Dividend Income ETF Schedule of Investments as of March 31, 2024 (Unaudited)

Description	Shares	Value
COMMON STOCKS — 86.6%
Communication Services — 2.3%
Verizon Communications, Inc.	1,712,386	$71,851,717
Consumer Discretionary — 9.9%
Home Depot, Inc.	440,377	168,928,617
McDonald’s Corp.(a)	507,362	143,050,716
		311,979,333
Consumer Staples — 11.9%
Coca-Cola Co.	1,038,965	63,563,879
Procter & Gamble Co.	963,004	156,247,399
Walmart, Inc.(a)	2,607,785	156,910,423
		376,721,701
Energy — 9.1%
Chevron Corp.(a)	974,265	153,680,561
ConocoPhillips	482,597	61,424,946
Marathon Petroleum Corp.	367,356	74,022,234
		289,127,741
Financials — 16.5%
CME Group, Inc.	492,918	106,120,316
Goldman Sachs Group, Inc.	373,728	156,102,448
JPMorgan Chase & Co.	512,382	102,630,115
Visa, Inc. - Class A(a)	567,483	158,373,156
		523,226,035
Health Care — 10.8%
Amgen, Inc.	275,396	78,300,591
Merck & Co., Inc.	785,793	103,685,386
UnitedHealth Group, Inc.	323,080	159,827,676
		341,813,653
Description	Shares	Value
Industrials — 6.0%
Caterpillar, Inc.	332,158	$121,712,656
Deere & Co.	166,649	68,449,410
		190,162,066
Information Technology — 14.3%
Apple, Inc.	531,329	91,112,297
Broadcom, Inc.	23,835	31,591,147
Cisco Systems, Inc.	1,260,533	62,913,202
International Business Machines Corp.	475,784	90,855,713
Microsoft Corp.	414,667	174,458,700
		450,931,059
Materials — 3.8%
Agnico Eagle Mines Ltd.(a)	859,456	51,266,550
Freeport-McMoRan, Inc.	1,455,615	68,443,018
		119,709,568
Utilities — 2.0%
Duke Energy Corp.(a)	643,487	62,231,628
TOTAL COMMON STOCKS (Cost $2,346,549,383)		2,737,754,501

AFFILIATED EXCHANGE TRADED FUNDS — 3.1%
Amplify Samsung SOFR ETF(b)(c)	986,646	98,926,061
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $99,022,082)		98,926,061

SHORT-TERM INVESTMENTS — 8.4%
Investments Purchased with Proceeds from Securities Lending — 0.0%(d)
First American Government Obligations Fund - Class X, 5.23%(e)	73,831	73,831
Money Market Funds — 8.4%
Invesco Government & Agency Portfolio - Institutional Class, 5.24%(e)	264,406,249	264,406,249
TOTAL SHORT-TERM INVESTMENTS (Cost $264,480,080)		264,480,080

TOTAL INVESTMENTS — 98.1% (Cost $2,710,051,545)		3,101,160,642
Other Assets in Excess of Liabilities — 1.9%		59,095,014
TOTAL NET ASSETS — 100.0%		$3,160,255,656

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust Amplify CWP Enhanced Dividend Income ETF Schedule of Investments as of March 31, 2024 (Unaudited) (Continued)

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)   All or a portion of this security is held as collateral for the options written. At March 31, 2024, the value of these securities amounted to $4,635,080 or 0.1% of net assets

(b)   All or a portion of this security is on loan as of March 31, 2024. The total market value of these securities was $70,186 which represented 0.0% of net assets.

(c)   Affiliated company as defined by the Investment Company Act of 1940.

(d)   Represents less than 0.05% of net assets.

(e)   The rate shown represents the 7-day effective yield as of March 31, 2024.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust Amplify CWP Enhanced Dividend Income ETF Schedule of Options Written as of March 31, 2024 (Unaudited)
	Notional Amount	Contracts	Value
CALL OPTIONS WRITTEN — (0.1)%(a)(b)
Agnico Eagle Mines Ltd., Expiration: 04/19/2024; Exercise Price: $60.00	$(43,437,130)	(7,282)	$(1,001,275)
Chevron Corp., Expiration: 04/19/2024; Exercise Price: $157.50	(86,757,000)	(5,500)	(1,540,000)
Duke Energy Corp., Expiration: 04/19/2024; Exercise Price: $100.00	(10,638,100)	(1,100)	(27,500)
McDonald’s Corp., Expiration: 04/19/2024; Exercise Price: $295.00	(119,828,750)	(4,250)	(140,250)
Visa, Inc., Expiration: 04/19/2024; Exercise Price: $287.50	(118,609,000)	(4,250)	(476,000)
Walmart, Inc., Expiration: 04/12/2024; Exercise Price: $62.00	(84,238,000)	(14,000)	(147,000)
TOTAL OPTIONS WRITTEN (Premiums received $3,609,058)			$(3,332,025)

Percentages are stated as a percent of net assets.

(a)   Exchange-traded.

(b)   100 shares per contract.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust Amplify Transformational Data Sharing ETF Schedule of Investments as of March 31, 2024 (Unaudited)

Description	Shares	Value
COMMON STOCKS — 89.7%
Banks — 5.4%
Customers Bancorp, Inc.(a)	197,290	$10,468,207
DBS Group Holdings Ltd.	323,138	8,622,597
NU Holdings Ltd./Cayman Islands - Class A(a)	1,849,825	22,068,412
		41,159,216
Commercial & Professional Services — 0.9%
CACI International, Inc.(a)	18,720	7,091,698
Consumer Discretionary Distribution & Retail — 7.3%
Alibaba Group Holding Ltd. - ADR	97,053	7,022,755
Beyond, Inc.(a)	927,611	33,310,512
MercadoLibre, Inc.(a)	9,696	14,659,964
		54,993,231
Consumer Staples Distribution & Retail — 0.9%
Walmart, Inc.	116,355	7,001,080
Financial Services — 30.4%
BlackRock, Inc.	13,923	11,607,605
Block, Inc.(a)	271,472	22,961,102
CME Group, Inc.	73,870	15,903,472
Description	Shares	Value
Coinbase Global, Inc. - Class A(a)	130,106	$34,493,703
Franklin Resources, Inc.	261,538	7,351,833
Galaxy Digital Holdings Ltd.(a)	3,584,876	38,295,490
Mastercard, Inc. - Class A	18,022	8,678,854
Mogo, Inc.(a)(b)	1,352,143	2,704,286
PayPal Holdings, Inc.(a)	373,220	25,002,008
Robinhood Markets, Inc. - Class A(a)	1,302,872	26,226,813
SBI Holdings, Inc.	890,574	23,267,408
Visa, Inc. - Class A	26,024	7,262,778
WisdomTree, Inc.	462,682	4,252,048
		228,007,400
Media & Entertainment — 3.7%
LY Corp.	2,634,740	6,657,339
ROBLOX Corp. - Class A(a)	541,800	20,685,924
		27,343,263
Semiconductors & Semiconductor Equipment — 5.1%
Advanced Micro Devices, Inc.(a)	78,782	14,219,363
Broadcom, Inc.	4,963	6,578,010
QUALCOMM, Inc.	41,644	7,050,329
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	79,922	10,873,388
		38,721,090
Software & Services — 33.8%
Accenture PLC - Class A	44,567	15,447,368
BIGG Digital Assets, Inc.(a)(b)	6,353,087	867,684
Bitfarms Ltd./Canada(a)(b)	6,942,531	15,481,844
Cipher Mining, Inc.(a)(b)	2,233,737	11,503,744
Cleanspark, Inc.(a)	1,183,456	25,101,102
Core Scientific, Inc.(a)(b)	3,383,550	11,977,767
Digital Garage, Inc.	416,452	9,023,402
GMO internet group, Inc.	939,412	16,960,055
Hive Digital Technologies Ltd.(a)(b)	3,452,957	11,636,465
Hut 8 Corp.(a)(b)	1,555,273	17,170,214
International Business Machines Corp.	111,166	21,228,259
Marathon Digital Holdings, Inc.(a)(b)	1,104,594	24,941,732
MicroStrategy, Inc.(a)(b)	19,786	33,726,424
Opera Ltd. - ADR(b)	438,049	6,925,555
Oracle Corp.	87,051	10,934,476
Riot Platforms, Inc.(a)(b)	1,660,683	20,326,760
		253,252,852
Technology Hardware & Equipment — 2.2%
Canaan, Inc. - ADR(a)(b)	2,651,419	4,030,157
CompoSecure, Inc. - Class A(a)	1,721,693	12,447,840
		16,477,997
TOTAL COMMON STOCKS (Cost $757,086,432)		674,047,827

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust Amplify Transformational Data Sharing ETF Schedule of Investments as of March 31, 2024 (Unaudited) (Continued)
Description	Shares	Value
EXCHANGE TRADED FUNDS — 5.0%
3iQ Bitcoin ETF(a)	292,525	$3,336,541
Bitcoin ETF(a)	115,361	2,961,317
CI Galaxy Bitcoin ETF(a)	1,254,170	16,655,377
Purpose Bitcoin ETF(a)(b)	1,125,675	14,487,437
TOTAL EXCHANGE TRADED FUNDS (Cost $24,402,112)		37,440,672
	Par
CONVERTIBLE BONDS — 1.8%
Core Scientific, Inc., 4.00% Cash and 12.00% PIK, 01/23/2029(a)	$14,836,015	13,222,598
TOTAL CONVERTIBLE BONDS (Cost $14,836,015)		13,222,598

	Contracts
RIGHTS — 0.4%
Core Scientific, Inc.(a)	3,409,449	2,727,559
TOTAL RIGHTS (Cost $0)		2,727,559

	Par
CORPORATE BONDS — 0.3%
MicroStrategy, Inc., 6.13%, 06/15/2028(a)(c)	$2,000,000	1,934,258
TOTAL CORPORATE BONDS (Cost $1,591,694)		1,934,258

	Shares
SHORT-TERM INVESTMENTS — 15.7%
Investments Purchased with Proceeds from Securities Lending — 14.1%
First American Government Obligations Fund - Class X, 5.23%(d)	106,201,451	106,201,451
Money Market Funds — 1.6%
Invesco Government & Agency Portfolio - Institutional Class, 5.24%(d)	11,800,634	11,800,634
TOTAL SHORT-TERM INVESTMENTS (Cost $118,002,085)		118,002,085

TOTAL INVESTMENTS — 112.9% (Cost $915,918,338)		847,374,999
Liabilities in Excess of Other Assets — (12.9)%		(96,812,122)
TOTAL NET ASSETS — 100.0%		$750,562,877

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PIK - Payment in Kind

PLC - Public Limited Company

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan as of March 31, 2024. The total market value of these securities was $98,438,702 which represented 13.1% of net assets.

(c)   Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2024, the value of these securities total $1,934,258 or 0.3% of the Fund’s net assets.

(d)   The rate shown represents the 7-day effective yield as of March 31, 2024.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust Amplify Lithium & Battery Technology ETF Schedule of Investments as of March 31, 2024 (Unaudited)

Description	Shares	Value
COMMON STOCKS — 99.4%
Consumer Discretionary — 20.3%
BAIC Motor Corp. Ltd. - Class H(a)(b)	651,894	$178,238
BYD Co. Ltd.	173,060	4,457,563
EVgo, Inc.(c)(d)	222,930	559,554
Li Auto, Inc. - ADR(c)	60,756	1,839,691
Lucid Group, Inc.(c)(d)	153,251	436,765
NIO, Inc. - ADR(c)(d)	126,061	567,275
Description	Shares	Value
Panasonic Holdings Corp.	193,782	$1,841,428
Polestar Automotive Holding UK PLC - ADR(c)(d)	170,730	262,924
QuantumScape Corp.(c)(d)	40,037	251,833
Rivian Automotive, Inc. - Class A(c)	61,109	669,144
Tesla, Inc.(c)	30,479	5,357,904
Vinfast Auto Ltd.(c)(d)	153,560	763,193
XPeng, Inc. - ADR(c)	61,382	471,414
Yadea Group Holdings Ltd.(a)(b)	236,766	383,574
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)(c)	100,016	335,435
		18,375,935
Industrials — 26.9%(e)
Advanced Energy Solution Holding Co. Ltd.	28,442	615,880
ChargePoint Holdings, Inc.(c)(d)	249,787	474,595
Contemporary Amperex Technology Co. Ltd.	263,244	6,875,897
Ecopro BM Co. Ltd.(c)	8,858	1,825,883
EnerSys	7,078	668,588
Enovix Corp.(c)(d)	56,175	449,962
FuelCell Energy, Inc.(c)(d)	397,854	473,446
GS Yuasa Corp.	35,713	740,305
Kempower Oyj(c)(d)	18,495	410,641
L&F Co. Ltd.(c)	7,292	954,392
LG Energy Solution Ltd.(c)	15,232	4,542,728
Microvast Holdings, Inc.(c)(d)	516,358	432,192
Nikola Corp.(c)(d)	703,811	731,963
Plug Power, Inc.(c)(d)	136,704	470,262
Shin Heung Energy & Electronics Co. Ltd.	15,090	696,074
SK IE Technology Co. Ltd.(a)(b)(c)	14,162	768,982
Sociedad Quimica y Minera de Chile SA - ADR(d)	27,709	1,362,174
Varta AG(c)(d)	28,817	460,277
Vitzrocell Co. Ltd.	38,909	538,729
Wallbox NV(c)(d)	308,275	437,751
W-Scope Corp.(c)	90,696	326,525
		24,257,246
Information Technology — 12.0%
Dynapack International Technology Corp.	179,984	534,269
Lotte Energy Materials Corp.	21,792	808,550
NAURA Technology Group Co. Ltd.	43,864	1,861,327
NEC Corp.	23,460	1,707,041
Phoenix Silicon International Corp.	299,199	481,471
Power Logics Co. Ltd.(c)	57,951	390,429
Samsung SDI Co. Ltd.	5,668	2,010,377
The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust Amplify Lithium & Battery Technology ETF Schedule of Investments as of March 31, 2024 (Unaudited) (Continued)
Description	Shares	Value
Simplo Technology Co. Ltd.	49,848	$703,247
SolarEdge Technologies, Inc.(c)	10,034	712,213
TDK Corp.	31,886	1,557,018
		10,765,942
Materials — 40.2%(e)
African Rainbow Minerals Ltd.	61,267	532,059
Albemarle Corp.	10,775	1,419,498
Alpha HPA Ltd.(c)	952,242	546,064
AMG Critical Materials NV	24,275	551,020
Aneka Tambang Tbk	6,355,908	641,404
Arcadium Lithium PLC(c)	4,372	19,316
BHP Group Ltd. - ADR(d)	96,372	5,559,701
CMOC Group Ltd. - Class H	2,524,517	2,144,915
Core Lithium Ltd.(c)	4,038,626	407,923
Eramet SA	8,500	646,044
First Quantum Minerals Ltd.	90,078	968,245
Ganfeng Lithium Group Co. Ltd. - Class H(a)(b)	361,827	1,107,176
Glencore PLC	810,914	4,455,267
IGO Ltd.	148,767	685,392
Ivanhoe Electric, Inc./US(c)(d)	62,282	610,364
Jinchuan Group International Resources Co. Ltd.	7,091,335	742,937
Johnson Matthey PLC	33,538	757,282
Leo Lithium Ltd.(c)(f)	742,011	0
Liontown Resources Ltd.(c)	926,034	706,035
Lithium Americas Argentina Corp.(c)	119,143	642,181
Lithium Americas Corp.(c)(d)	120,949	812,777
Lundin Mining Corp.	101,294	1,036,458
Mineral Resources Ltd.	24,219	1,118,490
MMC Norilsk Nickel PJSC - ADR(c)(f)	182,937	0
MP Materials Corp.(c)	37,670	538,681
Nickel Industries Ltd.	1,289,654	680,725
Patriot Battery Metals, Inc.(c)	112,005	697,060
Pilbara Minerals Ltd.	387,291	966,606
Resonac Holdings Corp.	34,055	788,723
Sayona Mining Ltd.(c)	18,212,101	462,848
Sigma Lithium Corp.(c)(d)	38,698	501,526
South32 Ltd.	496,540	970,708
Standard Lithium Ltd.(c)	308,016	363,459
Sumitomo Metal Mining Co. Ltd.	34,930	1,034,425
Tianqi Lithium Corp.	235,914	1,097,148
TMC the metals co., Inc.(c)(d)	365,385	522,501
Umicore SA	35,146	758,158
Vale Indonesia Tbk PT	2,574,504	660,879
		36,153,995
TOTAL COMMON STOCKS (Cost $121,452,439)		89,553,118
Description	Shares	Value
SHORT-TERM INVESTMENTS — 19.4%
Investments Purchased with Proceeds from Securities Lending — 19.2%
First American Government Obligations Fund - Class X, 5.23%(g)	17,317,647	$17,317,647
Money Market Funds — 0.2%
Invesco Government & Agency Portfolio - Institutional Class, 5.24%(g)	165,505	165,505
TOTAL SHORT-TERM INVESTMENTS (Cost $17,483,152)		17,483,152

TOTAL INVESTMENTS — 118.8% (Cost $138,935,591)		107,036,270
Liabilities in Excess of Other Assets — (18.8)%		(16,936,455)
TOTAL NET ASSETS — 100.0%		$90,099,815

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt

AG - Aktiengesellschaft

NV - Naamloze Vennootschap

PJSC - Public Joint Stock Company

PLC - Public Limited Company

SA - Sociedad Anónima

(a)   Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2024, the value of these securities total $2,773,405 or 3.1% of the Fund’s net assets.

(b)  Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of March 31, 2024, the value of these securities total $2,773,405 or 3.1% of the Fund’s net assets.

(c)   Non-income producing security.

(d)   All or a portion of this security is on loan as of March 31, 2024. The total market value of these securities was $16,332,991 which represented 18.1% of net assets.

(e)   To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(f)   Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2024.

(g)   The rate shown represents the 7-day effective yield as of March 31, 2024.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust Amplify BlackSwan Growth & Treasury Core ETF Schedule of Investments as of March 31, 2024 (Unaudited)

Description		Par	Value
U.S. TREASURY OBLIGATIONS — 80.5%
United States Treasury Note/Bond
2.38%, 05/15/2029		$15,662,000	$14,340,519
1.75%, 11/15/2029		16,308,000	14,373,655
0.63%, 05/15/2030		17,873,000	14,449,552
0.88%, 11/15/2030		17,782,000	14,408,976
1.63%, 05/15/2031		17,033,000	14,370,263
1.38%, 11/15/2031		17,600,000	14,391,781
2.88%, 05/15/2032		15,745,000	14,311,036
4.13%, 11/15/2032		14,340,000	14,256,817
3.38%, 05/15/2033		15,229,000	14,281,947
4.50%, 11/15/2033		13,895,000	14,219,579
TOTAL U.S. TREASURY OBLIGATIONS (Cost $146,800,017)			143,404,125

	Notional Amount	Contracts
PURCHASED OPTIONS — 19.0%(a)(b)
Call Options — 19.0%
SPDR S&P 500 ETF
Expiration: 06/21/2024; Exercise Price: $400.00	$70,719,064	1,352	17,423,224
Expiration: 12/20/2024; Exercise Price: $440.00	83,795,814	1,602	16,478,172
Total Call Options			33,901,396
TOTAL PURCHASED OPTIONS (Cost $15,929,790)			33,901,396

		Shares
SHORT-TERM INVESTMENTS — 0.0%(c)
Money Market Funds — 0.0%(c)
Dreyfus Treasury Securities Cash Management, 4.39%(d)		28,819	28,819
Invesco Government & Agency Portfolio - Institutional Class, 5.24%(d)		2,239	2,239
TOTAL SHORT-TERM INVESTMENTS (Cost $31,058)			31,058

TOTAL INVESTMENTS — 99.5% (Cost $162,760,865)			177,336,579
Other Assets in Excess of Liabilities — 0.5%			885,981
TOTAL NET ASSETS — 100.0%			$178,222,560

Percentages are stated as a percent of net assets.

(a)   Exchange-traded.

(b)  100 shares per contract.

(c)   Represents less than 0.05% of net assets.

(d)  The rate shown represents the 7-day effective yield as of March 31, 2024.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust Amplify Emerging Markets FinTech ETF Schedule of Investments as of March 31, 2024 (Unaudited)

Description	Shares	Value
COMMON STOCKS — 99.5%
Banking — 8.7%
Bank BTPN Syariah Tbk PT	623,200	$53,260
Bank Jago Tbk PT(a)	296,900	49,998
NU Holdings Ltd. - Class A(a)	6,624	79,024
TCS Group Holding PLC - GDR(a)(b)(c)	2,536	0
		182,282
Digital Assets/Wallets — 9.1%
Danal Co. Ltd.(a)	20,160	61,847
Discovery Ltd.	8,000	50,963
OSL Group Ltd.(a)	73,000	79,282
		192,092
Fintech Software — 9.6%
Bairong, Inc.(a)(c)(d)	26,000	36,809
GoTo Gojek Tokopedia Tbk PT(a)	10,458,000	45,513
Linklogis, Inc. - Class B(c)(d)	275,500	49,281
Sapiens International Corp. NV	2,164	69,594
		201,197
Description	Shares	Value
Insurance — 3.8%
Ping An Insurance Group Co. of China Ltd. - Class H	9,500	$40,117
Renaissance Insurance Group JSC(b)	196,320	0
ZhongAn Online P&C Insurance Co. Ltd. - Class H(a)(c)(d)	25,500	40,727
		80,844
Investment & Trading — 7.9%
Futu Holdings Ltd. - ADR(a)	1,272	68,878
Up Fintech Holding Ltd. - ADR(a)	10,588	36,423
XP, Inc. - Class A	2,368	60,763
		166,064
Lending & Credit — 11.6%
FinVolution Group - ADR	8,244	41,550
LexinFintech Holdings Ltd. - ADR	21,876	39,377
Lufax Holding Ltd. - ADR	16,660	70,305
Pagaya Technologies Ltd. - Class A(a)	4,218	42,598
Qifu Technology, Inc. - ADR	2,771	51,070
		244,900
Payment — 47.0%
Alibaba Group Holding Ltd.	4,400	39,494
Dlocal Ltd./Uruguay(a)	3,632	53,390
EVERTEC, Inc.	1,464	58,414
Forth Smart Service PCL - NVDR	317,885	55,322
Grab Holdings Ltd. - Class A(a)	19,080	59,911
Jumia Technologies AG - ADR(a)(e)	19,968	102,236
Kakaopay Corp.(a)	1,712	49,468
Kginicis Co. Ltd.	6,444	56,147
MercadoLibre, Inc.(a)	36	54,431
Network International Holdings PLC(a)(c)(d)	12,208	60,639
Pagseguro Digital Ltd. - Class A(a)	4,460	63,689
PAX Global Technology Ltd.	85,000	67,011
Sea Ltd. - ADR(a)	1,476	79,276
StoneCo Ltd. - Class A(a)	3,340	55,477
Tencent Holdings Ltd.	1,100	42,699
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	13,600	50,101
Yeahka Ltd.(a)	25,200	39,218
		986,923
Real Estate Services — 1.8%
KE Holdings, Inc. - ADR	2,796	38,389
TOTAL COMMON STOCKS (Cost $2,681,246)		2,092,691

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust Amplify Emerging Markets FinTech ETF Schedule of Investments as of March 31, 2024 (Unaudited) (Continued)
Description	Shares	Value
SHORT-TERM INVESTMENTS — 5.0%
Investments Purchased with Proceeds from Securities Lending — 4.5%
First American Government Obligations Fund - Class X, 5.23%(f)	93,948	$93,948
Money Market Funds — 0.5%
Invesco Government & Agency Portfolio - Institutional Class, 5.24%(f)	10,064	10,064
TOTAL SHORT-TERM INVESTMENTS (Cost $104,012)		104,012

TOTAL INVESTMENTS — 104.5% (Cost $2,785,258)		2,196,703
Liabilities in Excess of Other Assets — (4.5)%		(94,394)
TOTAL NET ASSETS — 100.0%		$2,102,309

Percentages are stated as a percent of net assets.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

ADR - American Depositary Receipt

AG - Aktiengesellschaft

GDR - Global Depositary Receipt

NV - Naamloze Vennootschap

NVDR - Non-Voting Depositary Receipt

PLC - Public Limited Company

SA - Sociedad Anónima

(a)   Non-income producing security.

(b)   Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2024.

(c)   Security is exempt from registration under Regulation S under the Securities Act of 1933, as amended. As of March 31, 2024, the value of these securities total $187,456 or 8.9% of the Fund’s net assets.

(d)   Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2024, the value of these securities total $187,456 or 8.9% of the Fund’s net assets.

(e)   All or a portion of this security is on loan as of March 31, 2024. The total market value of these securities was $84,992 which represented 4.0% of net assets.

(f)   The rate shown represents the 7-day effective yield as of March 31, 2024.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust Amplify Seymour Cannabis ETF Schedule of Investments as of March 31, 2024 (Unaudited)

Sector Weightings (Unaudited)(*)

31.7% Health Care
5.1% Real Estate
4.3% Information Technology
3.8% Consumer Discretionary
3.4% Financials
1.9% Consumer Staples
0.5% Industrials
0.0% Rights
14.9% Short-Term Investments
34.4% Other Assets in Excess of Liabilities

(*) Percentages based on net assets.

Description	Shares	Value
COMMON STOCKS — 50.7%
Consumer Discretionary — 3.8%
GrowGeneration Corp.(a)(b)	499,894	$1,429,697
Consumer Staples — 1.9%
Village Farms International, Inc.(a)(b)	580,778	720,165
Financials — 3.4%
Chicago Atlantic Real Estate Finance, Inc.	30,000	473,100
Silver Spike Investment Corp.	82,918	796,842
		1,269,942
Health Care — 31.7%(c)
Aleafia Health, Inc.(a)(d)	80,872	0
Auxly Cannabis Group, Inc.(a)	3,137,044	115,797
Canopy Growth Corp.(a)(b)	36,276	313,062
Cara Therapeutics, Inc.(a)	65,538	59,640
Charlotte’s Web Holdings, Inc.(a)(b)	1,102,907	223,912
Clever Leaves Holdings, Inc.(a)	5,093	24,803
Cronos Group, Inc.(a)	524,169	1,368,081
Curaleaf Holdings, Inc.(a)	704,200	3,763,912
Jazz Pharmaceuticals PLC(a)	553	66,592
MediPharm Labs Corp.(a)	2,927,844	172,919
Organigram Holdings, Inc.(a)(b)	169,800	365,070
SNDL, Inc.(a)(b)	298,790	599,074
TerrAscend Corp.(a)	980,700	1,838,971
Tilray Brands, Inc.(a)(b)	1,168,784	2,886,895
		11,798,728
Industrials — 0.5%
Hydrofarm Holdings Group, Inc.(a)	171,646	185,378
Information Technology — 4.3%
WM Technology, Inc.(a)	1,214,393	1,615,143
Real Estate — 5.1%
Innovative Industrial Properties, Inc.	18,424	1,907,621
TOTAL COMMON STOCKS (Cost $71,533,278)		18,926,674
Description	Contracts	Value
RIGHTS — 0.0%(e)
Harmony Biosciences Holdings, Inc., Expires 10/12/2024, Exercise Price $2.54(a)(d)	220,858	$0
TOTAL RIGHTS (Cost $0)		0

	Shares
SHORT-TERM INVESTMENTS — 14.9%
Investments Purchased with Proceeds from Securities Lending — 12.4%
First American Government Obligations Fund - Class X, 5.23%(f)	4,641,018	4,641,018

Money Market Funds — 2.5%
Invesco Government & Agency Portfolio - Institutional Class, 5.24%(f)	915,716	915,716
TOTAL SHORT-TERM INVESTMENTS (Cost $5,556,734)		5,556,734

TOTAL INVESTMENTS — 65.6% (Cost $77,090,012)		24,483,408
Other Assets in Excess of Liabilities — 34.4%		12,856,297
TOTAL NET ASSETS — 100.0%		$37,339,705

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan as of March 31, 2024. The total market value of these securities was $3,885,028 which represented 10.4% of net assets.

(c)   To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)   Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2024.

(e)   Represents less than 0.05% of net assets.

(f)   The rate shown represents the 7-day effective yield as of March 31, 2024.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust Amplify Seymour Cannabis ETF Schedule of Total Return Swap Contracts as of March 31, 2024 (Unaudited)
Reference Entity	Counterparty	Long/ Short	Maturity Date	Financing Rate(a)	Payment Frequency	Notional Amount	Upfront Payments (Receipts)	Value/ Unrealized Appreciation (Depreciation)
Ayr Wellness, Inc.	Nomura Global Financial Products, Inc.	Long	05/28/2024	6.82	Month	$637,394	$0	$148,351
Ayr Wellness, Inc. Warrant Expires 02/07/2026	Nomura Global Financial Products, Inc.	Long	05/28/2024	6.82	Month	93,344	0	34,465
Cannabist Company	Nomura Global Financial Products, Inc.	Long	05/28/2024	6.82	Month	104,809	0	30,134
Cresco Lab, Inc.	Nomura Global Financial Products, Inc.	Long	05/28/2024	6.82	Month	2,425,614	0	193,587
Curaleaf Holdings, Inc.	Nomura Global Financial Products, Inc.	Long	05/28/2024	6.82	Month	765,441	0	54,470
Green Thumb Industries, Inc.	Nomura Global Financial Products, Inc.	Long	05/28/2024	6.82	Month	5,115,744	0	577,811
Truelieve Cannabis Corp.	Nomura Global Financial Products, Inc..	Long	05/28/2024	6.82	Month	5,252,764	0	631,179
Verano Holdings Corp.	Nomura Global Financial Products, Inc.	Long	05/28/2024	6.82	Month	3,464,487	0	357,315
							$0	$2,027,312

(a)   Floating rate based on the overnight bank rate and spread of 150 basis points and is reset monthly.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust Amplify BlackSwan ISWN ETF Schedule of Investments as of March 31, 2024 (Unaudited)

Description	Par	Value
U.S. TREASURY OBLIGATIONS — 84.5%
United States Treasury Note/Bond
2.38%, 05/15/2029	$3,594,000	$3,290,756
1.75%, 11/15/2029	3,742,000	3,298,149
0.63%, 05/15/2030	4,101,000	3,315,483
0.88%, 11/15/2030	4,080,000	3,306,075
1.63%, 05/15/2031	3,909,000	3,297,913
1.38%, 11/15/2031	4,039,000	3,302,750
2.88%, 05/15/2032	3,613,000	3,283,949
4.13%, 11/15/2032	3,291,000	3,271,910
3.38%, 05/15/2033	3,495,000	3,277,655
4.50%, 11/15/2033	3,189,000	3,263,493
TOTAL U.S. TREASURY OBLIGATIONS (Cost $33,675,861)		32,908,133
	Notional Amount	Contracts
PURCHASED OPTIONS — 14.6%(a)(b)
Call Options — 14.6%
iShares MSCI EAFE ETF
Expiration: 12/20/2024; Exercise Price: $69.00	$19,781,322	2,477	3,182,945
Expiration: 12/20/2024; Exercise Price: $68.00	14,726,184	1,844	2,517,060
Total Call Options			5,700,005
TOTAL PURCHASED OPTIONS (Cost $3,881,401)			5,700,005

		Shares
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
Dreyfus Treasury Securities Cash Management, 4.39%(c)		2,552	2,552
Invesco Government & Agency Portfolio - Institutional Class, 5.24%(c)		20,786	20,786
			23,338
TOTAL SHORT-TERM INVESTMENTS (Cost $23,338)			23,338

TOTAL INVESTMENTS — 99.2% (Cost $37,580,600)			38,631,476
Other Assets in Excess of Liabilities — 0.8%			299,456
TOTAL NET ASSETS — 100.0%			$38,930,932

Percentages are stated as a percent of net assets.

(a)   Exchange-traded.

(b)   100 shares per contract.

(c)   The rate shown represents the 7-day effective yield as of March 31, 2024.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust Amplify Thematic All-Stars ETF Schedule of Investments as of March 31, 2024 (Unaudited)

Description	Shares	Value
COMMON STOCKS — 99.6%
Communication Services — 8.0%
Alphabet, Inc. - Class A(a)	559	$84,369
Baidu, Inc. - Class A(a)	513	6,732
Meta Platforms, Inc. - Class A	115	55,842
Netflix, Inc.(a)	24	14,576
ROBLOX Corp. - Class A(a)	690	26,344
Roku, Inc.(a)	204	13,295
Tencent Holdings Ltd.	366	14,207
		215,365
Consumer Discretionary — 8.7%
Alibaba Group Holding Ltd.	998	8,958
Amazon.com, Inc.(a)	359	64,756
Aptiv PLC(a)	89	7,089
DraftKings, Inc. - Class A(a)	249	11,307
Lucid Group, Inc.(a)(b)	2,876	8,197
MercadoLibre, Inc.(a)	5	7,560
Rivian Automotive, Inc. - Class A(a)	972	10,643
Tesla, Inc.(a)	658	115,670
		234,180
Financials — 8.2%
Adyen NV(a)(c)(d)	5	8,467
Block, Inc.(a)	798	67,495
Coinbase Global, Inc. - Class A(a)	376	99,684
PayPal Holdings, Inc.(a)	164	10,986
Robinhood Markets, Inc. - Class A(a)	1,013	20,392
Toast, Inc. - Class A(a)	355	8,847
Visa, Inc. - Class A	23	6,419
		222,290
Description	Shares	Value
Health Care — 2.1%
CRISPR Therapeutics AG(a)	120	$8,179
Danaher Corp.	65	16,232
Intuitive Surgical, Inc.(a)	65	25,940
Teladoc Health, Inc.(a)	438	6,614
		56,965
Industrials — 6.9%
ABB Ltd.	487	22,649
Advanced Drainage Systems, Inc.	46	7,923
Array Technologies, Inc.(a)	801	11,943
Booz Allen Hamilton Holding Corp.	61	9,055
NEXTracker, Inc. - Class A(a)	145	8,159
Pentair PLC	102	8,715
Plug Power, Inc.(a)(b)	3,231	11,115
Schneider Electric SE	52	11,774
Shoals Technologies Group, Inc. - Class A(a)	1,008	11,269
Siemens AG	36	6,880
Sunrun, Inc.(a)	1,800	23,724
Tetra Tech, Inc.	38	7,019
Uber Technologies, Inc.(a)	100	7,699
Veralto Corp.	84	7,447
Vestas Wind Systems AS(a)	504	14,084
Xylem, Inc./NY	149	19,257
		188,712
Information Technology — 62.7%(e)
Adobe, Inc.(a)	30	15,138
Advanced Micro Devices, Inc.(a)	321	57,937
Akamai Technologies, Inc.(a)	218	23,710
Ambarella, Inc.(a)	135	6,854
Analog Devices, Inc.	53	10,483
ANSYS, Inc.(a)	20	6,943
Apple, Inc.	141	24,179
Arista Networks, Inc.(a)	44	12,759
Autodesk, Inc.(a)	34	8,854
Broadcom, Inc.	49	64,945
Check Point Software Technologies Ltd.(a)	108	17,713
Cisco Systems, Inc.	1,069	53,354
Cleanspark, Inc.(a)	449	9,523
Cloudflare, Inc. - Class A(a)	470	45,510
Confluent, Inc. - Class A(a)	202	6,165
Crowdstrike Holdings, Inc. - Class A(a)	295	94,575
CyberArk Software Ltd.(a)	84	22,313
Datadog, Inc. - Class A(a)	122	15,079
Dynatrace, Inc.(a)	152	7,059
Enphase Energy, Inc.(a)	577	69,805
F5, Inc.(a)	52	9,859
The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust Amplify Thematic All-Stars ETF Schedule of Investments as of March 31, 2024 (Unaudited) (Continued)
Description	Shares	Value
Fastly, Inc. - Class A(a)	490	$6,355
First Solar, Inc.(a)	398	67,182
Fortinet, Inc.(a)	502	34,292
Gen Digital, Inc.	402	9,005
HubSpot, Inc.(a)	16	10,025
Infineon Technologies AG	211	7,182
Intel Corp.	558	24,647
International Business Machines Corp.	114	21,769
Intuit, Inc.	10	6,500
Itron, Inc.(a)	95	8,789
Juniper Networks, Inc.	258	9,561
Marathon Digital Holdings, Inc.(a)	374	8,445
Micron Technology, Inc.	85	10,021
Microsoft Corp.	172	72,365
MicroStrategy, Inc. - Class A(a)	8	13,636
MongoDB, Inc.(a)	28	10,042
NVIDIA Corp.	171	154,510
NXP Semiconductors NV	45	11,150
Okta, Inc.(a)	309	32,327
ON Semiconductor Corp.(a)	164	12,062
Oracle Corp.	200	25,122
Palo Alto Networks, Inc.(a)	198	56,258
PTC, Inc.(a)	36	6,802
Pure Storage, Inc. - Class A(a)	179	9,306
QUALCOMM, Inc.	261	44,187
Qualys, Inc.(a)	148	24,697
Rapid7, Inc.(a)	254	12,456
Riot Platforms, Inc.(a)	467	5,716
Roper Technologies, Inc.	15	8,413
Salesforce, Inc.	83	24,998
Samsung SDI Co. Ltd.	45	15,961
SentinelOne, Inc. - Class A(a)	1,474	34,359
ServiceNow, Inc.(a)	27	20,585
Shopify, Inc. - Class A(a)	383	29,556
Snowflake, Inc. - Class A(a)	38	6,141
SolarEdge Technologies, Inc.(a)	497	35,277
STMicroelectronics NV	160	6,898
Tenable Holdings, Inc.(a)	394	19,475
Teradyne, Inc.	107	12,073
Trend Micro, Inc./Japan	192	9,724
Trimble, Inc.(a)	153	9,847
Twilio, Inc. - Class A(a)	309	18,895
UiPath, Inc. - Class A(a)	1,727	39,151
Unity Software, Inc.(a)	869	23,202
Varonis Systems, Inc.(a)	344	16,226
Workday, Inc. - Class A(a)	26	7,092
Description	Shares	Value
Zoom Video Communications, Inc. - Class A(a)	203	$13,270
Zscaler, Inc.(a)	230	44,305
		1,692,614
Materials — 1.6%
Albemarle Corp.	177	23,318
Ecolab, Inc.	83	19,165
		42,483
Real Estate — 0.3%
Equinix, Inc.	9	7,428
Utilities — 1.1%
American Water Works Co., Inc.	62	7,577
Ormat Technologies, Inc.	127	8,406
Orsted AS(a)(c)(d)	138	7,681
Sunnova Energy International, Inc.(a)(b)	1,071	6,565
		30,229
TOTAL COMMON STOCKS (Cost $3,035,620)		2,690,266

PREFERRED STOCKS — 0.3%
Industrials — 0.3%
Sociedad Quimica y Minera de Chile SA - Class B, 0.00%	160	7,781
TOTAL PREFERRED STOCKS (Cost $7,636)		7,781

SHORT-TERM INVESTMENTS — 1.1%
Investments Purchased with Proceeds from Securities Lending — 1.0%
First American Government Obligations Fund - Class X, 5.23%(f)	27,290	27,290
Money Market Funds — 0.1%
Invesco Government & Agency Portfolio - Institutional Class, 5.24%(f)	2,326	2,326
TOTAL SHORT-TERM INVESTMENTS (Cost $29,616)		29,616

TOTAL INVESTMENTS — 101.0% (Cost $3,072,872)		2,727,663
Liabilities in Excess of Other Assets — (1.0)%		(26,298)
TOTAL NET ASSETS — 100.0%		$2,701,365

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust Amplify Thematic All-Stars ETF Schedule of Investments as of March 31, 2024 (Unaudited) (Continued)

AG - Aktiengesellschaft

NV - Naamloze Vennootschap

PLC - Public Limited Company

SA - Sociedad Anónima

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan as of March 31, 2024. The total market value of these securities was $25,093 which represented 0.9% of net assets.

(c)   Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2024, the value of these securities total $16,148 or 0.6% of the Fund’s net assets.

(d)   Security is exempt from registration under Regulation S under the Securities Act of 1933, as amended. As of March 31, 2024, the value of these securities total $16,148 or 0.6% of the Fund’s net assets.

(e)   To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(f)   The rate shown represents the 7-day effective yield as of March 31, 2024.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust Amplify BlackSwan Tech & Treasury ETF Schedule of Investments as of March 31, 2024 (Unaudited)

Description	Par	Value
U.S. TREASURY OBLIGATIONS — 81.5%
United States Treasury Note/Bond
2.38%, 05/15/2029	$227,600	$208,396
1.75%, 11/15/2029	237,600	209,417
0.63%, 05/15/2030	260,600	210,684
0.88%, 11/15/2030	258,600	209,547
1.63%, 05/15/2031	247,600	208,893
1.38%, 11/15/2031	256,600	209,826
2.88%, 05/15/2032	229,600	208,689
4.13%, 11/15/2032	208,600	207,390
3.38%, 05/15/2033	221,600	207,819
4.50%, 11/15/2033	202,300	207,026
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,142,083)		2,087,687
	Notional Amount	Contracts
PURCHASED OPTIONS — 17.4%(a)(b)
Call Options — 17.4%
Invesco QQQ Trust Series 1
Expiration: 06/21/2024; Exercise Price: $329.78	$888,020	20	237,910
Expiration: 12/20/2024; Exercise Price: $369.78	976,822	22	206,899
Total Call Options			444,809
TOTAL PURCHASED OPTIONS (Cost $225,984)			444,809

		Shares
SHORT-TERM INVESTMENTS — 0.4%
Money Market Funds — 0.4%
Dreyfus Treasury Securities Cash Management, 4.39%(c)		2,669	2,669
Invesco Government & Agency Portfolio - Institutional Class, 5.24%(c)		8,083	8,083
			10,752
TOTAL SHORT-TERM INVESTMENTS (Cost $10,752)			10,752

TOTAL INVESTMENTS — 99.3% (Cost $2,378,819)			2,543,248
Other Assets in Excess of Liabilities — 0.7%			18,964
TOTAL NET ASSETS — 100.0%			$2,562,212

Percentages are stated as a percent of net assets.

(a)   Exchange-traded.

(b)   100 shares per contract.

(c)   The rate shown represents the 7-day effective yield as of March 31, 2024.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust Amplify Inflation Fighter ETF Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Description	Shares	Value
COMMON STOCKS — 82.5%
Consumer Discretionary — 17.7%
Airbnb, Inc. - Class A(a)	457	$75,387
Century Communities, Inc.	1,799	173,604
DR Horton, Inc.	765	125,881
Green Brick Partners, Inc.(a)	4,144	249,592
Lennar Corp. - Class A	532	91,493
LGI Homes, Inc.(a)	785	91,350
M/I Homes, Inc.(a)	1,519	207,025
MDC Holdings, Inc.	2,073	130,412
PulteGroup, Inc.	1,064	128,340
Tri Pointe Homes, Inc.(a)	2,583	99,859
		1,372,943
Consumer Staples — 1.3%
Alico, Inc.	3,421	100,167
Energy — 22.0%
Antero Resources Corp.(a)	3,741	108,489
Cameco Corp.	5,694	246,500
Centrus Energy Corp. - Class A(a)	1,200	49,836
Denison Mines Corp.(a)	53,350	104,372
Energy Fuels, Inc.(a)	14,849	93,400
NexGen Energy Ltd.(a)	15,947	123,969
Ovintiv, Inc.	1,142	59,270
Petroleo Brasileiro SA - ADR	4,556	69,297
Phillips 66	570	93,104
Shell PLC - ADR	1,064	71,331
Suncor Energy, Inc.	5,470	201,897
Texas Pacific Land Corp.	231	133,636
Uranium Energy Corp.(a)	45,245	305,403
Ur-Energy, Inc.(a)	30,000	48,000
		1,708,504
Description	Shares	Value
Financials — 0.7%
LendingTree, Inc.(a)	1,267	$53,645
Information Technology — 2.6%
Entegris, Inc.	555	78,000
QUALCOMM, Inc.	743	125,790
		203,790
Materials — 14.7%
Alcoa Corp.	3,038	102,654
Franco-Nevada Corp.	669	79,718
Nucor Corp.	1,064	210,566
Osisko Gold Royalties Ltd.	7,370	121,015
POSCO Holdings, Inc. - ADR(b)	1,419	111,278
Rio Tinto PLC - ADR	1,737	110,716
Royal Gold, Inc.	994	121,079
Vale SA - ADR	5,522	67,313
Wheaton Precious Metals Corp.	4,477	211,002
		1,135,341
Real Estate — 23.5%
Farmland Partners, Inc.	13,456	149,362
Five Point Holdings LLC - Class A(a)	17,001	53,213
Forestar Group, Inc.(a)	5,963	239,653
FRP Holdings, Inc.(a)	1,848	113,467
Gladstone Land Corp.	8,078	107,761
Howard Hughes Holdings, Inc.(a)	1,844	133,911
Kennedy-Wilson Holdings, Inc.	4,647	39,871
Morguard Corp.	705	61,592
PotlatchDeltic Corp.	2,882	135,512
Rayonier, Inc.	4,656	154,765
Redfin Corp.(a)	2,860	19,019
Stratus Properties, Inc.(a)	2,273	51,893
Tejon Ranch Co.(a)	5,996	92,398
The St Joe Co.	3,624	210,083
Weyerhaeuser Co.	5,920	212,587
Zillow Group, Inc. - Class C(a)	1,096	53,463
		1,828,550
TOTAL COMMON STOCKS (Cost $6,144,666)		6,402,940

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust Amplify Inflation Fighter ETF Consolidated Schedule of Investments as of March 31, 2024 (Unaudited) (Continued)
Description	Par	Value
U.S. TREASURY OBLIGATIONS — 8.7%
United States Treasury Floating Rate Note(c)
5.23% (3 Month US Treasury Money Market Yield + (0.08%)), 04/30/2024	$225,000	$224,946
5.34% (3 Month US Treasury Money Market Yield + 0.04%), 07/31/2024	225,000	224,985
5.44% (3 Month US Treasury Money Market Yield + 0.14%), 10/31/2024	225,000	225,096
TOTAL U.S. TREASURY OBLIGATIONS (Cost $674,591)		675,027
	Shares
SHORT-TERM INVESTMENTS — 4.3%
Money Market Funds — 2.8%
Invesco Government & Agency Portfolio - Institutional Class, 5.24%(d)	217,174	217,174
Investments Purchased with Proceeds from Securities Lending — 1.5%
First American Government Obligation Fund - Class X, 5.23%(d)	116,104	116,104
TOTAL SHORT-TERM INVESTMENTS (Cost $333,278)		333,278

TOTAL INVESTMENTS — 95.5% (Cost $7,152,535)		7,411,245
Other Assets in Excess of Liabilities — 4.5%		352,151
TOTAL NET ASSETS — 100.0%		$7,763,396

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt

PLC - Public Limited Company

SA - Sociedad Anónima

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan as of March 31, 2024. The total market value of these securities was $107,906 which represented 1.4% of net assets.

(c)   All or a portion of this security is held as collateral for the open futures. At March 31, 2024, the value of these securities amounted to $675,027 or 8.7% of net assets.

(d)   The rate shown represents the 7-day effective yield as of March 31, 2024.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust Amplify Inflation Fighter ETF Consolidated Schedule of Open Futures Contracts as of March 31, 2024 (Unaudited)
Description	Contracts Purchased	Expiration Date	Notional	Value/Unrealized Appreciation (Depreciation)
Bitcoin	93	04/26/2024	$665,229	$11,875
Micro Gold	30	06/26/2024	671,520	10,897
				$22,772

Total Unrealized Appreciation (Depreciation)				$22,772

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Natural Resources Dividend Income ETF

Schedule of Investments

as of March 31, 2024 (Unaudited)

Sector Weightings (Unaudited)(*)

31.4% Oil & Gas Pipelines & Storage
23.9% Oil & Gas Exploration & Production
14.0% Integrated Oil & Gas
12.7% Chemicals
9.7% Metals & Mining
4.3% Oil & Gas Refining & Marketing
1.1% Oil & Gas Services
2.3% Preferred Stocks
6.4% Short-Term Investments
-5.8% Liabilities in Excess of Other Assets

(*) Percentages based on net assets.

Description	Shares	Value
COMMON STOCKS — 99.4%
Chemicals — 12.7%
Chemours Co.	3,542	$93,013
Dow, Inc.	3,121	180,800
Eastman Chemical Co.	1,461	146,421
FMC Corp.	2,290	145,873
ICL Group Ltd.(a)	32,618	175,485
International Flavors & Fragrances, Inc.	1,676	144,119
LyondellBasell Industries NV - Class A	1,793	183,388
Nutrien Ltd.	2,614	141,966
Sasol Ltd. - ADR(a)	34,516	269,570
		1,480,635
Integrated Oil & Gas — 14.1%
BP PLC - ADR	4,658	175,513
Chevron Corp.	950	149,853
Ecopetrol SA - ADR(a)	18,741	221,894
Eni SpA - ADR	4,615	146,388
Equinor ASA - ADR	3,648	98,605
Exxon Mobil Corp.	1,272	147,857
Petroleo Brasileiro SA - ADR	13,224	201,137
Shell PLC - ADR	2,278	152,717
Suncor Energy, Inc.	5,080	187,503
TotalEnergies SE - ADR	2,136	147,021
		1,628,488
Metals & Mining — 9.6%
Agnico Eagle Mines Ltd.	2,156	128,605
BHP Group Ltd. - ADR(a)	2,654	153,109
Glencore PLC - ADR	31,227	341,936
Newmont Corp.	4,233	151,711
Description	Shares	Value
Rio Tinto PLC - ADR	2,357	$150,235
Southern Copper Corp.	1,868	198,979
		1,124,575
Metal Fabrication — 2.3%
Gerdau SA - ADR	61,679	272,621
Oil & Gas Exploration & Production — 23.7%
APA Corp.	3,431	117,958
Canadian Natural Resources Ltd.	2,391	182,481
Chesapeake Energy Corp.(a)	1,342	119,210
Chord Energy Corp.	1,336	238,129
Civitas Resources, Inc.	4,561	346,226
Coterra Energy, Inc.	4,310	120,163
Devon Energy Corp.	5,552	278,599
Diamondback Energy, Inc.	1,788	354,327
EOG Resources, Inc.	975	124,644
Permian Resources Corp.	8,966	158,340
Pioneer Natural Resources Co.	825	216,563
Viper Energy, Inc.	7,540	289,988
Woodside Energy Group Ltd. - ADR	11,550	230,654
		2,777,282
Oil & Gas Pipelines & Storage — 31.5%(b)
Antero Midstream Corp.	19,140	269,108
Cheniere Energy Partners LP	2,957	146,046
DT Midstream, Inc.	3,023	184,705
Enbridge, Inc.	6,606	239,006
Energy Transfer LP	12,672	199,331
Enterprise Products Partners LP	5,125	149,548
Hess Midstream LP - Class A	7,014	253,415
Kinder Morgan, Inc.	12,203	223,803
Kinetik Holdings, Inc.	8,684	346,231
MPLX LP	4,850	201,566
ONEOK, Inc.	2,628	210,687
Pembina Pipeline Corp.	5,372	189,846
Plains All American Pipeline LP	9,755	171,298
Plains GP Holdings LP	14,475	264,168
TC Energy Corp.	5,830	234,366
Western Midstream Partners LP	5,178	184,078
Williams Cos., Inc.	4,911	191,382
		3,658,584
Oil & Gas Refining & Marketing — 4.4%
HF Sinclair Corp.	2,127	128,407
Phillips 66	797	130,182
Sunoco LP	1,688	101,770
Valero Energy Corp.	844	144,062
		504,421

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Natural Resources Dividend Income ETF

Schedule of Investments

as of March 31, 2024 (Unaudited) (Continued)

Description	Shares	Value
Oil & Gas Services — 1.1%
Noble Corp. PLC	2,616	$126,850
TOTAL COMMON STOCKS (Cost $10,433,792)		11,573,456

SHORT-TERM INVESTMENTS — 6.4%
Investments Purchased with Proceeds from Securities Lending — 6.2%
First American Government Obligations Fund - Class X, 5.23%(c)	719,859	719,859

Money Market Funds — 0.2%
Invesco Government & Agency Portfolio - Institutional Class, 5.24%(c)	22,448	22,448
TOTAL SHORT-TERM INVESTMENTS (Cost $742,307)		742,307

TOTAL INVESTMENTS — 105.8% (Cost $11,176,099)		12,315,763
Liabilities in Excess of Other Assets — (5.8)%		(677,823)
TOTAL NET ASSETS — 100.0%		$11,637,940

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt

ASA - Advanced Subscription Agreement

NV - Naamloze Vennootschap

PLC - Public Limited Company

SA - Sociedad Anónima

(a)   All or a portion of this security is on loan as of March 31, 2024. The total market value of these securities was $691,403 which represented 5.9% of net assets.

(b)   To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)   The rate shown represents the 7-day effective yield as of March 31, 2024.

Sector Classification as of March 31, 2024
(% of Net Assets)
Energy	$8,695,625	74.8%
Materials	2,877,831	24.6
Investments Purchased with Proceeds from Securities Lending	719,859	6.2
Money Market Funds	22,448	0.2
Liabilities in Excess of Other Assets	(677,823)	(5.8)
	11,637,940	100.0%

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify International Enhanced Dividend Income ETF

Schedule of Investments

as of March 31, 2024 (Unaudited)

Country Weightings (Unaudited)(*)

17.0% United States
13.1% Japan
10.1% Brazil
7.5% China
6.3% Spain
6.1% India
5.3% Britain
5.1% Canada
5.0% Ireland
4.4% Mexico
4.1% Colombia
4.1% Italy
3.7% Taiwan
3.6% South Africa
2.7% France
2.1% Israel
1.9% Argentina
1.9% Switzerland
1.0% Denmark
1.0% Netherlands
0.9% Australia
0.8% Turkey
0.5% Luxembourg
-8.2% Liabilities in Excess of Other Assets

(*) Percentages based on net assets.

Description	Shares	Value
COMMON STOCKS — 94.5%
Communication Services — 10.5%
NetEase, Inc. - ADR	26,189	$2,709,776
Nintendo Co. Ltd. - ADR(a)	179,882	2,444,596
Tencent Music Entertainment Group - ADR(b)(c)	231,258	2,587,777
TIM SA - ADR	130,472	2,315,878
Turkcell Iletisim Hizmetleri AS - ADR	169,477	879,586
		10,937,613
Consumer Discretionary — 17.1%
Alibaba Group Holding Ltd. - ADR	22,615	1,636,421
Coupang, Inc.(b)	102,802	1,828,848
Ferrari NV(c)	7,511	3,274,346
Description	Shares	Value
Flutter Entertainment PLC(b)	4,341	$857,304
InterContinental Hotels Group PLC - ADR(a)	10,770	1,137,958
Li Auto, Inc. - ADR(b)	28,219	854,471
MakeMyTrip Ltd.(b)(c)	32,000	2,273,600
PDD Holdings, Inc. - ADR(b)(c)	16,993	1,975,436
Sony Group Corp. - ADR	11,735	1,006,159
Toyota Motor Corp. - ADR(a)(c)	11,671	2,937,357
		17,781,900
Consumer Staples — 4.5%
Coca-Cola Femsa SAB de CV - ADR	20,123	1,955,956
Fomento Economico Mexicano SAB de CV - ADR(c)	20,625	2,686,818
		4,642,774
Energy — 14.9%
Cameco Corp.	73,184	3,170,331
Canadian Natural Resources Ltd.	27,896	2,129,023
Ecopetrol SA - ADR(a)	181,630	2,150,499
Eni SpA - ADR	31,326	993,661
Petroleo Brasileiro SA - ADR	185,100	2,815,371
TotalEnergies SE - ADR	32,516	2,238,076
Ultrapar Participacoes SA - ADR	167,304	956,979
YPF SA - ADR(b)	55,513	1,099,157
		15,553,097
Financials — 21.0%
Banco Bilbao Vizcaya Argentaria SA - ADR(c)	432,620	5,122,222
Banco Macro SA - ADR(c)	17,704	852,979
Banco Santander SA - ADR	294,147	1,423,671
Bancolombia SA - ADR	60,770	2,079,549
ICICI Bank Ltd. - ADR	154,338	4,076,067
Mitsubishi UFJ Financial Group, Inc. - ADR	454,363	4,648,133
Sumitomo Mitsui Financial Group, Inc. - ADR(a)	235,566	2,772,612
XP, Inc. - Class A	39,629	1,016,880
		21,992,113
Health Care — 5.5%
AstraZeneca PLC - ADR	8,180	554,195
Novartis AG - ADR(c)	20,024	1,936,922
Novo Nordisk A/S - ADR	8,075	1,036,830
Teva Pharmaceutical Industries Ltd. - ADR(b)(c)	153,730	2,169,130
		5,697,077
Industrials — 5.9%
Airbus SE - ADR	12,360	570,538
Embraer SA - ADR(b)	100,888	2,687,656
RELX PLC - ADR(a)	67,485	2,921,426
		6,179,620
The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify International Enhanced Dividend Income ETF

Schedule of Investments

as of March 31, 2024 (Unaudited) (Continued)

Description	Shares	Value
Information Technology — 4.7%
ASE Technology Holding Co. Ltd. - ADR(c)	255,070	$2,803,219
ASML Holding NV	1,050	1,018,994
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	8,062	1,096,835
		4,919,048
Materials — 10.4%
ArcelorMittal SA	19,750	544,705
BHP Group Ltd. - ADR(a)	15,520	895,349
CRH PLC	27,768	2,395,268
Gold Fields Ltd. - ADR(c)	233,640	3,712,539
Rio Tinto PLC - ADR	14,576	929,074
Southern Copper Corp.(c)	14,877	1,584,698
Suzano SA - ADR	62,301	796,207
		10,857,840
TOTAL COMMON STOCKS (Cost $86,628,517)		98,561,082
SHORT-TERM INVESTMENTS — 13.7%
Investments Purchased with Proceeds from Securities Lending — 9.7%
First American Government Obligations Fund - Class X, 5.23%(d)	10,097,786	10,097,786
Money Market Funds — 4.0%
Invesco Government & Agency Portfolio - Institutional Class, 5.24%(d)	4,212,886	4,212,886
TOTAL SHORT-TERM INVESTMENTS (Cost $14,310,672)		14,310,672

TOTAL INVESTMENTS — 108.2% (Cost $100,939,189)		112,871,754
Liabilities in Excess of Other Assets — (8.2)%		(8,545,212)
TOTAL NET ASSETS — 100.0%		$104,326,542

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt

AG - Aktiengesellschaft

NV - Naamloze Vennootschap

PLC - Public Limited Company

SA - Sociedad Anónima

SAB de CV - Sociedad Anónima Bursátil de Capital Variable

(a)   All or a portion of this security is on loan as of March 31, 2024. The total market value of these securities was $9,594,435 which represented 9.2% of net assets.

(b)   Non-income producing security.

(c)   All or portion of this security is held as collateral for the options written. At March 31, 2024, the value of these securities amounted to $96,846 or 0.1% of net assets.

(d)   The rate shown represents the 7-day effective yield as of March 31, 2024.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify International Enhanced Dividend Income ETF

Schedule of Options Written

as of March 31, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN — (0.2)%(a)(b)
Call Options — (0.2)%
ASE Technology Holding Co. Ltd., Expiration: 04/19/2024; Exercise Price: $12.50	$(549,500)	(500)	$(7,500)
Banco Bilbao Vizcaya Argentaria SA, Expiration: 04/19/2024; Exercise Price: $10.00	(745,920)	(630)	(119,699)
Banco Macro SA
Expiration: 04/19/2024; Exercise Price: $55.00	(192,720)	(40)	(2,400)
Expiration: 04/19/2024; Exercise Price: $50.00	(626,340)	(130)	(24,700)
Ferrari NV, Expiration: 04/19/2024; Exercise Price: $470.00	(653,910)	(15)	(1,425)
Fomento Economico Mexicano SAB de CV, Expiration: 04/19/2024; Exercise Price: $140.00	(651,350)	(50)	(3,250)
Gold Fields Ltd.
Expiration: 04/19/2024; Exercise Price: $16.00	(794,500)	(500)	(28,750)
Expiration: 04/19/2024; Exercise Price: $17.00	(1,191,750)	(750)	(18,750)
MakeMyTrip Ltd., Expiration: 04/19/2024; Exercise Price: $75.00	(710,500)	(100)	(12,500)
Novartis AG, Expiration: 04/19/2024; Exercise Price: $97.50	(677,110)	(70)	(7,700)
PDD Holdings, Inc., Expiration: 04/19/2024; Exercise Price: $130.00	(581,250)	(50)	(3,650)
Southern Copper Corp., Expiration: 04/19/2024; Exercise Price: $115.00	(585,860)	(55)	(5,088)
Tencent Music Entertainment Group, Expiration: 04/19/2024; Exercise Price: $12.00	(671,400)	(600)	(10,500)
Teva Pharmaceutical Industries Ltd., Expiration: 04/19/2024; Exercise Price: $15.00	(423,300)	(300)	(3,150)
	Notional Amount	Contracts	Value
Toyota Motor Corp., Expiration: 04/19/2024; Exercise Price: $270.00	$(629,200)	(25)	$(1,688)
Total Call Options			(250,750)
TOTAL OPTIONS WRITTEN (Premiums received $194,635)			$(250,750)

Percentages are stated as a percent of net assets.

(a)   Exchange-traded.

(b)   100 shares per contract.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Cash Flow Dividend Leaders ETF

Schedule of Investments

as of March 31, 2024 (Unaudited)

Description	Shares	Value
COMMON STOCKS — 98.6%
Communication Services — 9.5%
AT&T, Inc.	11,167	$196,539
Comcast Corp. - Class A	8,568	371,423
Interpublic Group of Cos., Inc.	4,968	162,106
Nexstar Media Group, Inc.	2,247	387,135
T-Mobile US, Inc.	2,154	351,576
		1,468,779
Consumer Discretionary — 15.8%
Booking Holdings, Inc.	33	119,720
BorgWarner, Inc.	3,642	126,523
Brunswick Corp./DE	4,114	397,083
eBay, Inc.	7,147	377,219
Harley-Davidson, Inc.	9,366	409,668
Macy’s, Inc.	14,305	285,957
Tapestry, Inc.	3,470	164,756
Thor Industries, Inc.	3,367	395,084
VF Corp.	10,834	166,194
		2,442,204
Consumer Staples — 0.8%
Ingredion, Inc.	997	116,499
Energy — 24.4%
Cheniere Energy, Inc.	2,059	332,076
Chevron Corp.	716	112,942
Exxon Mobil Corp.	2,974	345,698
Halliburton Co.	2,668	105,173
HF Sinclair Corp.	2,687	162,214
Magnolia Oil & Gas Corp. - Class A	5,930	153,884
Marathon Oil Corp.	12,960	367,285
Description	Shares	Value
Matador Resources Co.	4,997	$333,650
Murphy Oil Corp.	3,727	170,324
NOV, Inc.	7,873	153,681
Patterson-UTI Energy, Inc.	21,819	260,519
PBF Energy, Inc. - Class A	4,545	261,656
Phillips 66	2,158	352,488
Range Resources Corp.	9,695	333,799
SM Energy Co.	7,148	356,327
		3,801,716
Financials — 5.9%
Fidelity National Financial, Inc.	6,590	349,929
Fidelity National Information Services, Inc.	5,172	383,659
Franklin Resources, Inc.	6,208	174,507
		908,095
Health Care — 4.7%
Bristol-Myers Squibb Co.	3,758	203,796
Cencora, Inc.	1,533	372,504
McKesson Corp.	291	156,223
		732,523
Industrials — 17.7%
Allison Transmission Holdings, Inc.	2,393	194,216
Concentrix Corp.	5,343	353,813
Dun & Bradstreet Holdings, Inc.	12,458	125,078
FedEx Corp.	1,444	418,385
Genpact Ltd.	10,629	350,226
Owens Corning	2,395	399,486
Snap-on, Inc.	1,262	373,830
Timken Co.	1,494	130,620
UFP Industries, Inc.	3,177	390,803
		2,736,457
Information Technology — 7.4%
Gen Digital, Inc.	6,679	149,610
Juniper Networks, Inc.	3,863	143,163
NetApp, Inc.	1,114	116,937
QUALCOMM, Inc.	2,149	363,826
Skyworks Solutions, Inc.	3,454	374,136
		1,147,672
Materials — 9.7%
Berry Global Group, Inc.	6,054	366,146
CF Industries Holdings, Inc.	4,429	368,537
Commercial Metals Co.	6,868	403,632
Reliance, Inc.	1,115	372,611
		1,510,926
Utilities — 2.7%
Vistra Corp.	5,934	413,303
TOTAL COMMON STOCKS (Cost $14,265,921)		15,278,174

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Cash Flow Dividend Leaders ETF

Schedule of Investments

as of March 31, 2024 (Unaudited) (Continued)

Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.3%
Money Market Funds — 1.3%
Invesco Government & Agency Portfolio - Institutional Class, 5.24%(a)	208,750	$208,750
TOTAL SHORT-TERM INVESTMENTS (Cost $208,750)		208,750

TOTAL INVESTMENTS — 99.9% (Cost $14,474,671)		15,486,924
Other Assets in Excess of Liabilities — 0.1%		11,935
TOTAL NET ASSETS — 100.0%		$15,498,859

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)   The rate shown represents the 7-day effective yield as of March 31, 2024.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust Amplify Cash Flow High Income ETF Schedule of Investments as of March 31, 2024 (Unaudited)

Description	Shares	Value
AFFILIATED EXCHANGE TRADED FUNDS — 97.5%
Amplify Cash Flow Dividend Leaders ETF(a)(b)	107,632	$3,209,586
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $2,674,405)		3,209,586

SHORT-TERM INVESTMENTS — 1.9%
Money Market Funds — 1.9%
Invesco Government & Agency Portfolio - Institutional Class, 5.24%(c)	64,026	64,026
TOTAL SHORT-TERM INVESTMENTS (Cost $64,026)		64,026

TOTAL INVESTMENTS — 99.4% (Cost $2,738,431)		3,273,612
Other Assets in Excess of Liabilities — 0.6%		18,648
TOTAL NET ASSETS — 100.0%		$3,292,260

Percentages are stated as a percent of net assets.

(a)   Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)   Affiliated company as defined by the Investment Company Act of 1940.

(c)   The rate shown represents the 7-day effective yield as of March 31, 2024.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust Amplify Cash Flow High Income ETF Schedule of Total Return Swap Contracts as of March 31, 2024 (Unaudited)
Reference Entity(a)	Counterparty	Long/ Short	Maturity Date	Financing Rate	Payment Frequency	Notional Amount	Upfront Payments (Receipts)	Value/ Unrealized Appreciation (Depreciation)
RCXTAMU1 SWAP	Goldman Sachs	Long	09/20/2024	0.00%	0	$2,091,238	$0	$(4,291)
							$0	$(4,291)

(a)   The swap agreements will seek to exchange the Target Call Income (the rate of which is expected to fluctuate) provided by the Call Income Strategy’s daily sold call options for a set percent of call premium over each Call period.

Description	Expiration Date	Number of Contracts Sold	Notional Amount	Concentration % of Exposure
Options Contracts:
S&P 500 Weekly C5230 Index	4/5/2024	(8.19)	$43,036	1.14%
S&P 500 Weekly C5255 Index	4/5/2024	(16.27)	85,483	2.26%
S&P 500 Weekly C5270 Index	4/5/2024	(24.25)	127,418	3.37%
S&P 500 Weekly C5285 Index	4/5/2024	(12.58)	66,119	1.75%
S&P 500 Weekly C5300 Index	4/5/2024	(25.07)	131,745	3.48%
S&P 500 Weekly C5310 Index	4/5/2024	(31.98)	168,012	4.44%
S&P 500 Weekly C5320 Index	4/5/2024	(37.44)	196,701	5.20%
S&P 500 Weekly C5325 Index	4/5/2024	(49.74)	261,352	6.91%
S&P 500 Weekly C5285 Index	4/12/2024	(37.75)	198,358	5.25%
S&P 500 Weekly C5305 Index	4/12/2024	(25.07)	131,745	3.48%
S&P 500 Weekly C5330 Index	4/12/2024	(52.32)	274,898	7.27%
Total Options Contracts			1,684,867	44.55%
Cash
Cash			2,096,658	55.45%
Total Underlying Positions			$3,781,525	100.00%

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust Amplify Samsung SOFR ETF Schedule of Investments as of March 31, 2024 (Unaudited)

Description	Principal Amount	Value
REPURCHASE AGREEMENTS — 99.9%
Clear Street, LLC, 5.37%, dated 3/25/2024, due 4/1/2024, repurchase price $50,029,784 (collateralized by a U.S. Treasury Note 3.88% 8/15/2033: total value $50,190,629)	$49,999,950	$49,999,950
Clear Street, LLC, 5.37%, dated 3/27/2024, due 4/3/2024, repurchase price $30,008,650 (collateralized by U.S. Treasury Note 2.75% 8/15/2032: total value $30,024,654)	29,999,700	29,999,700
Curvature Securities, LLC, 5.38%, dated 3/28/2024, due 4/4/2024, repurchase $75,241,044 (collateralized by U.S. Treasury Note 1.00% 7/31/2028: total value $75,031,935)	75,196,093	75,196,094
		155,195,744
TOTAL REPURCHASE AGREEMENTS (Cost $155,195,744)		155,195,744

	Shares
SHORT-TERM INVESTMENTS — 0.0%(a)
Money Market Funds — 0.0%(a)
Invesco Government & Agency Portfolio - Institutional Class, 5.24%(b)	24,432	24,432
TOTAL SHORT-TERM INVESTMENTS (Cost $24,432)		24,432

TOTAL INVESTMENTS — 99.9% (Cost $155,220,176)		155,220,176
Other Assets in Excess of Liabilities — 0.1%		93,920
TOTAL NET ASSETS — 100.0%		$155,314,096

Percentages are stated as a percent of net assets.

(a)   Represents less than 0.05% of net assets.

(b)   The rate shown represents the 7-day effective yield as of March 31, 2024.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust Amplify Junior Silver Miners ETF Schedule of Investments as of March 31, 2024 (Unaudited)

Country Weightings (Unaudited)(*)

57.5% Canada
16.5% United States
10.4% Peru
8.2% South Africa
2.9% Mexico
2.0% Australia
2.0% Swedan
1.5% Britain
-1.0% Liabilities in Excess of Other Assets

(*) Percentages based on net assets.

Description	Shares	Value
COMMON STOCKS — 99.5%
Materials — 99.5%(a)
Adriatic Metals PLC(b)	4,172,032	$10,751,257
Adriatic Metals PLC(b)	11,894	29,539
Americas Gold & Silver Corp.(b)(c)	6,794,655	1,494,824
Andean Precious Metals Corp.(b)	8,091,463	5,022,597
Artemis Gold, Inc.(b)	4,867,138	29,204,626
Ascot Resources, Ltd.(b)	11,139,020	6,173,482
Avino Silver & Gold Mines Ltd.(b)	3,059,206	1,905,885
Aya Gold & Silver, Inc.(b)	3,614,291	31,141,794
Bear Creek Mining Corp.(b)	4,913,244	816,907
Boliden AB	526,372	14,632,931
Chesapeake Gold Corp.(b)	909,927	1,297,735
Cia de Minas Buenaventura SAA - ADR	4,029,443	63,987,555
Coeur Mining, Inc.(b)	11,030,938	41,586,636
Coppernico Metals, Inc.(b)	585,867	12,988
Develop Global Ltd.(b)	4,167,213	6,470,490
Eldorado Gold Corp.(b)	812,469	11,431,439
Endeavour Silver Corp.(b)	7,887,228	19,008,220
First Majestic Silver Corp.	5,101,271	29,995,473
Fortuna Silver Mines, Inc.(b)	4,807,537	17,932,113
Fresnillo PLC	2,649,072	15,724,902
Gatos Silver, Inc.(b)	2,073,532	17,396,933
Generation Mining Ltd.(b)	18,931,931	3,707,343
GoGold Resources, Inc.(b)	8,176,310	7,431,636
Guanajuato Silver Co. Ltd.(b)	20,023,235	3,181,227
Harmony Gold Mining Co. Ltd. - ADR	7,225,527	59,032,556
Hecla Mining Co.	8,851,485	42,575,643
Description	Shares	Value
Hochschild Mining PLC(b)	6,568,200	$10,570,719
i-80 Gold Corp.(b)(c)	8,019,187	10,745,711
Industrias Penoles SAB de CV(b)	367,994	5,223,990
Ivanhoe Electric, Inc./US(b)(c)	238,543	2,337,722
Kingsgate Consolidated, Ltd.(b)	4,616,160	3,674,136
Kootenay Resources, Inc.(b)(d)	224,973	0
MAG Silver Corp.(b)	2,127,100	22,504,718
McEwen Mining, Inc.(b)	136,691	1,347,773
Pan American Silver Corp.	3,769,282	56,840,773
Prime Mining Corp.(b)	6,936,678	11,225,808
Santacruz Silver Mining Ltd.(b)	17,133,461	3,165,243
Seabridge Gold, Inc.(b)	1,152,031	17,418,709
Sierra Metals, Inc.(b)	5,250,326	2,987,439
Silver Mines Ltd.(b)	36,272,773	4,022,946
Silvercorp Metals, Inc.	5,404,728	17,619,413
SilverCrest Metals, Inc.(b)	4,352,930	28,990,514
Skeena Resources Ltd.(b)	3,001,113	13,816,319
SSR Mining, Inc.	1,454,005	6,484,862
Taseko Mines Ltd.(b)	1,616,628	3,508,083
Trevali Mining Corp.(b)(d)	967,999	0
Trilogy Metals, Inc.(b)	1,049,466	524,733
Triple Flag Precious Metals Corp.	425,274	6,145,209
Vizsla Silver Corp.(b)	9,358,148	12,240,105
Wheaton Precious Metals Corp.	697,802	32,887,408
		716,229,064
TOTAL COMMON STOCKS (Cost $657,789,533)		716,229,064

SHORT-TERM INVESTMENTS — 1.5%
Investments Purchased with Proceeds from Securities Lending — 1.0%
First American Government Obligations Fund - Class X, 5.23%(e)	7,056,426	7,056,426
Money Market Funds — 0.5%
Invesco Government & Agency Portfolio - Institutional Class, 5.24%(e)	3,919,747	3,919,747
TOTAL SHORT-TERM INVESTMENTS (Cost $10,976,173)		10,976,173

TOTAL INVESTMENTS — 101.0% (Cost $668,765,706)		727,205,237
Liabilities in Excess of Other Assets — (1.0)%		(7,398,647)
TOTAL NET ASSETS — 100.0%		$719,806,590

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust Amplify Junior Silver Miners ETF Schedule of Investments as of March 31, 2024 (Unaudited) (Continued)

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt

PLC - Public Limited Company

SAA - Sociedad Anomina Abierta

SAB de CV - Sociedad Anónima Bursátil de Capital Variable

(a)   To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)   Non-income producing security.

(c)   All or a portion of this security is on loan as of March 31, 2024. The total market value of these securities was $3,575,294 which represented 0.5% of net assets.

(d)   Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2024.

(e)   The rate shown represents the 7-day effective yield as of March 31, 2024.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust Amplify Cybersecurity ETF Schedule of Investments as of March 31, 2024 (Unaudited)

Description	Shares	Value
COMMON STOCKS — 99.8%
Industrials — 16.0%
Booz Allen Hamilton Holding Corp.	494,873	$73,458,948
General Dynamics Corp.	373,246	105,438,262
Northrop Grumman Corp.	218,795	104,728,415
		283,625,625
Information Technology — 83.8%(a)
Broadcom, Inc.	128,627	170,483,513
Check Point Software Technologies, Ltd.(b)	443,083	72,670,043
Cisco Systems, Inc.	2,679,735	133,745,574
Cloudflare, Inc. - Class A(b)	805,250	77,972,358
Crowdstrike Holdings, Inc. - Class A(b)	321,526	103,078,020
CyberArk Software, Ltd.(b)	251,056	66,688,005
Darktrace PLC(b)	10,136,157	55,929,983
F5 Networks, Inc(b)	339,236	64,315,753
Fastly, Inc. - Class A(b)	2,897,796	37,584,414
Fortinet, Inc.(b)	1,331,450	90,951,350
Gen Digital, Inc.	3,121,686	69,925,766
Okta, Inc.(b)	660,033	69,052,652
Palo Alto Networks, Inc.(b)	361,133	102,608,719
Qualys, Inc.(b)	327,776	54,695,981
Rapid7, Inc.(b)	824,982	40,457,117
SentinelOne, Inc. - Class A(b)	2,084,523	48,590,231
Tenable Holdings, Inc.(b)	1,126,607	55,688,184
Trend Micro, Inc./Japan	1,170,823	59,297,356
Varonis Systems, Inc.(b)	1,084,730	51,166,714
Zscaler, Inc.(b)	326,086	62,813,946
		1,487,715,679
TOTAL COMMON STOCKS (Cost $1,548,512,898)		1,771,341,304
Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.0%(c)
Money Market Funds — 0.0%(c)
Invesco Government & Agency Portfolio - Institutional Class, 5.24%(d)	264,295	$264,295
TOTAL SHORT-TERM INVESTMENTS (Cost $264,295)		264,295

TOTAL INVESTMENTS — 99.8% (Cost $1,548,777,193)		1,771,605,599
Other Assets in Excess of Liabilities — 0.2%		3,113,739
TOTAL NET ASSETS — 100.0%		$1,774,719,338

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)   To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)  Non-income producing security.

(c)   Represents less than 0.05% of net assets.

(d)  The rate shown represents the 7-day effective yield as of March 31, 2024.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust Amplify Mobile Payments ETF Schedule of Investments as of March 31, 2024 (Unaudited)

Description	Shares	Value
COMMON STOCKS — 99.5%
Financials — 96.6%(a)
Adyen NV(b)(c)(d)	9,141	$15,479,667
Affirm Holdings, Inc.(b)	294,715	10,981,081
American Express Co.	93,110	21,200,216
Block, Inc.(b)	226,133	19,126,329
Cielo SA	1,833,240	1,974,041
Coinbase Global, Inc. - Class A(b)	82,323	21,825,474
Corpay, Inc.(b)	54,650	16,861,711
Discover Financial Services	134,342	17,610,893
Dlocal Ltd./Uruguay(b)	111,467	1,638,565
Euronet Worldwide, Inc.(b)	69,825	7,675,862
EVERTEC, Inc.	84,020	3,352,398
Fidelity National Information Services, Inc.	233,201	17,298,850
Fiserv, Inc.(b)	133,689	21,366,176
Global Payments, Inc.	110,615	14,784,801
GMO Payment Gateway, Inc.	72,946	4,692,123
Green Dot Corp. - Class A(b)	116,557	1,087,477
International Money Express, Inc.(b)	47,508	1,084,608
Marqeta, Inc. - Class A(b)	581,992	3,468,672
Mastercard, Inc. - Class A	42,278	20,359,816
Nexi SpA(b)(c)(d)	1,101,393	6,987,118
Nuvei Corp.	103,236	3,264,322
Pagseguro Digital Ltd. - Class A(b)	268,448	3,833,437
PayPal Holdings, Inc.(b)	334,648	22,418,069
PayPoint PLC	156,311	959,654
QIWI PLC - ADR(b)(e)(f)	235,051	0
Shift4 Payments, Inc. - Class A(b)	93,617	6,185,275
StoneCo Ltd. - Class A(b)	416,618	6,920,026
Toast, Inc. - Class A(b)	587,058	14,629,485
Visa, Inc. - Class A	71,049	19,828,355
Western Union Co.	436,323	6,099,796
WEX, Inc.(b)	64,701	15,368,429
Wise PLC - Class A(b)	1,146,694	13,451,321
Worldline SA(b)(c)(d)	391,144	4,849,538
Zip Co. Ltd.(b)	1,815,810	1,646,644
		348,310,229
Description	Shares	Value
Information Technology — 2.9%
ACI Worldwide, Inc.(b)	152,071	$5,050,278
NCR Voyix Corp.(b)	128,816	1,626,946
Q2 Holdings, Inc.(b)	74,634	3,922,763
		10,599,987
TOTAL COMMON STOCKS (Cost $393,274,586)		358,910,216

SHORT-TERM INVESTMENTS — 0.8%
Investments Purchased with Proceeds from Securities Lending — 0.3%
First American Government Obligations Fund - Class X, 5.23%(g)	1,043,709	1,043,709
Money Market Funds — 0.5%
Invesco Government & Agency Portfolio - Institutional Class, 5.24%(g)	1,650,522	1,650,522
TOTAL SHORT-TERM INVESTMENTS (Cost $2,694,231)		2,694,231

TOTAL INVESTMENTS — 100.3% (Cost $395,968,817)		361,604,447
Liabilities in Excess of Other Assets — (0.3)%		(1,064,990)
TOTAL NET ASSETS — 100.0%		$360,539,457

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt

NV - Naamloze Vennootschap

PLC - Public Limited Company

SA - Sociedad Anónima

(a) To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)  Non-income producing security.

(c)   Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2024, the value of these securities total $27,316,323 or 7.6% of the Fund’s net assets.
The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust Amplify Mobile Payments ETF Schedule of Investments as of March 31, 2024 (Unaudited) (Continued)

(d)  Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of March 31, 2024, the value of these securities total $27,316,323 or 7.6% of the Fund’s net assets.

(e)   Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2024.

(f)   All or a portion of this security is on loan as of March 31, 2024. The total market value of these securities was $954,403 which represented 0.3% of net assets.

(g)  The rate shown represents the 7-day effective yield as of March 31, 2024.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust Amplify BlueStar Israel Technology ETF Schedule of Investments as of March 31, 2024 (Unaudited)

Description	Shares	Value
COMMON STOCKS — 99.8%
Communication Services — 2.9%
Nexxen International Ltd.(a)	127,562	$338,399
Perion Network Ltd.(a)	37,835	850,531
Playtika Holding Corp.	72,284	509,602
Taboola.com Ltd.(a)	181,450	805,638
		2,504,170
Consumer Discretionary — 5.2%
888 Holdings PLC(a)	351,091	392,511
Global-e Online Ltd.(a)	69,356	2,521,090
Maytronics, Ltd.	45,530	454,720
Mobileye Global, Inc. - Class A(a)(b)	23,020	740,093
NEOGAMES SA(a)	15,185	439,758
		4,548,172
Financials — 3.3%
Lemonade, Inc.(a)(b)	43,779	718,413
Payoneer Global, Inc.(a)	202,913	986,158
Plus500, Ltd.	50,693	1,155,883
		2,860,454
Health Care — 3.8%
Inmode Ltd.(a)	68,244	1,474,753
Nano-X Imaging Ltd.(a)(b)	71,386	697,441
Novocure, Ltd.(a)	44,466	695,004
Pluri, Inc.(a)	1	1
UroGen Pharma, Ltd.(a)	28,320	424,800
		3,291,999
Industrials — 8.6%
Elbit Systems Ltd.	18,494	3,887,994
Fiverr International Ltd.(a)	31,221	657,826
Hilan, Ltd.	10,117	645,619
Kornit Digital, Ltd.(a)	36,659	664,261
Leonardo DRS, Inc.(a)	48,655	1,074,789
Stratasys, Ltd.(a)(b)	51,429	597,605
		7,528,094
Description	Shares	Value
Information Technology — 71.3%(c)
Amdocs, Ltd.	67,255	$6,077,834
AudioCodes, Ltd.	24,931	325,100
Camtek Ltd./Israel(a)	20,486	1,716,112
Cellebrite DI Ltd.(a)(b)	58,988	653,587
CEVA, Inc.(a)	18,640	423,314
Check Point Software Technologies, Ltd.(a)	39,782	6,524,647
Cognyte Software, Ltd.(a)	62,228	514,626
CyberArk Software, Ltd.(a)	28,213	7,494,220
Formula Systems 1985, Ltd.	6,713	539,613
Gilat Satellite Networks Ltd.(a)	58,140	315,700
Innoviz Technologies Ltd.(a)(b)	191,369	258,348
JFrog Ltd.(a)	73,193	3,236,594
LivePerson, Inc.(a)(b)	98,201	97,946
Magic Software Enterprises, Ltd.	28,637	331,650
Matrix IT, Ltd.	28,061	620,855
Monday.com Ltd.(a)	20,267	4,577,707
Nano Dimension Ltd. - ADR(a)(b)	239,519	667,060
Nice Ltd. - ADR(a)(b)	28,081	7,318,471
Nova Ltd.(a)	14,597	2,589,216
One Software Technologies Ltd.	30,891	458,681
Pagaya Technologies Ltd. - Class A(a)	25,065	253,151
Radware, Ltd.(a)	26,371	493,665
Riskified Ltd. - Class A(a)	101,178	547,373
Sapiens International Corp. NV	27,069	870,539
SentinelOne, Inc. - Class A(a)	158,619	3,697,408
SolarEdge Technologies, Inc.(a)	41,255	2,928,280
Tower Semiconductor Ltd.(a)	82,363	2,755,042
Vishay Precision Group, Inc.(a)	12,341	436,008
WalkMe Ltd.(a)	33,657	289,450
Wix.com, Ltd.(a)	37,470	5,151,376
		62,163,573
Utilities — 4.7%
Energix-Renewable Energies, Ltd.	223,324	820,466
Enlight Renewable Energy, Ltd.(a)	59,345	996,663
Ormat Technologies, Inc.	32,952	2,187,385
		4,004,514
TOTAL COMMON STOCKS (Cost $105,458,941)		86,900,976

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust Amplify BlueStar Israel Technology ETF Schedule of Investments as of March 31, 2024 (Unaudited) (Continued)
Description	Shares	Value
SHORT-TERM INVESTMENTS — 8.2%
Investments Purchased with Proceeds from Securities Lending — 8.1%
First American Government Obligations Fund - Class X, 5.23%(d)	7,022,800	$7,022,800
Money Market Funds — 0.1%
Invesco Government & Agency Portfolio - Institutional Class, 5.24%(d)	113,656	113,656
TOTAL SHORT-TERM INVESTMENTS (Cost $7,136,456)		7,136,456

TOTAL INVESTMENTS — 108.0% (Cost $112,595,397)		94,037,432
Liabilities in Excess of Other Assets — (8.0)%		(6,958,565)
TOTAL NET ASSETS — 100.0%		$87,078,867

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt

NV - Naamloze Vennootschap

PLC  - Public Limited Company

SA - Sociedad Anónima

(a)   Non-income producing security.

(b)  All or a portion of this security is on loan as of March 31, 2024. The total market value of these securities was $6,648,828 which represented 7.6% of net assets.

(c)   To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)  The rate shown represents the 7-day effective yield as of March 31, 2024.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Etho Climate Leadership U.S. ETF

Schedule of Investments

as of March 31, 2024 (Unaudited)

Sector Weightings (Unaudited)(*)

22.1% Information Technology
20.5% Financials
14.3% Consumer Discretionary
12.6% Industrials
10.9% Health Care
6.4% Communication Services
5.6% Real Estate
4.3% Consumer Staples
1.6% Materials
1.5% Utilities
2.0% Short-Term Investments
-1.8% Liabilities in Excess of Other Assets

(*) Percentages based on net assets.

Description	Shares	Value
COMMON STOCKS — 99.8%
Communication Services — 6.4%
Atlanta Braves Holdings, Inc. - Class C(a)	254	$9,921
ATN International, Inc.	16,350	515,107
EchoStar Corp. - Class A(a)	35,889	511,418
Electronic Arts, Inc.	5,505	730,348
Interpublic Group of Cos., Inc.	18,215	594,355
John Wiley & Sons, Inc. - Class A	17,406	663,691
Liberty Media Corp. - Liberty Formula One - Class C(a)	8,826	578,986
Liberty Media Corp. - Liberty Live - Class C(a)	375	16,433
Netflix, Inc.(a)	1,911	1,160,607
New York Times Co. - Class A	17,078	738,111
Omnicom Group, Inc.	7,161	692,898
Paramount Global - Class B	29,901	351,935
Sirius XM Holdings, Inc.(b)	168,976	655,627
Take-Two Interactive Software, Inc.(a)	5,536	822,041
TEGNA, Inc.	39,852	595,389
Telephone and Data Systems, Inc.	65,398	1,047,676
T-Mobile US, Inc.	4,586	748,527
TripAdvisor, Inc.(a)	33,256	924,184
Verizon Communications, Inc.	17,654	740,762
		12,098,016
Consumer Discretionary — 14.3%
Advance Auto Parts, Inc.	5,492	467,314
Booking Holdings, Inc.	249	903,342
Brunswick Corp./DE	8,167	788,279
Chipotle Mexican Grill, Inc.(a)	386	1,122,012
Darden Restaurants, Inc.	4,332	724,094
Description	Shares	Value
eBay, Inc.	15,125	$798,298
EVgo, Inc.(a)(b)	84,003	210,848
Expedia Group, Inc.(a)	6,806	937,527
Foot Locker, Inc.	17,064	486,324
Genuine Parts Co.	4,020	622,819
Graham Holdings Co. - Class B	1,117	857,499
Hasbro, Inc.	12,763	721,365
Hilton Worldwide Holdings, Inc.	4,700	1,002,557
Hyatt Hotels Corp. - Class A	5,929	946,387
KB Home	16,603	1,176,820
Lennar Corp. - Class A	6,340	1,090,353
LKQ Corp.	11,819	631,253
Lowe’s Cos., Inc.	3,350	853,346
Mattel, Inc.(a)	35,875	710,684
Penske Automotive Group, Inc.	4,723	765,079
PVH Corp.	7,416	1,042,764
QuantumScape Corp.(a)(b)	80,245	504,741
Ralph Lauren Corp.	5,732	1,076,240
Ross Stores, Inc.	6,271	920,332
Sabre Corp.(a)	153,008	370,279
Service Corp. International/US	9,718	721,173
Tapestry, Inc.	15,711	745,958
Tempur Sealy International, Inc.	16,850	957,417
Tesla, Inc.(a)	3,183	559,540
Toll Brothers, Inc.	11,062	1,431,090
Tractor Supply Co.	2,848	745,379
VF Corp.	29,682	455,322
Williams-Sonoma, Inc.	5,521	1,753,082
		27,099,517
Consumer Staples — 4.3%
Church & Dwight Co., Inc.	7,531	785,559
Coty, Inc. - Class A(a)	54,766	655,001
Edgewell Personal Care Co.	15,743	608,310
Energizer Holdings, Inc.	19,531	574,993
Estee Lauder Cos., Inc. - Class A	2,712	418,055
Grocery Outlet Holding Corp.(a)	23,371	672,617
Ingredion, Inc.	6,592	770,275
Kimberly-Clark Corp.	5,051	653,347
Kroger Co.	13,606	777,311
PriceSmart, Inc.	9,289	780,276
Spectrum Brands Holdings, Inc.	10,128	901,492
SunOpta, Inc.(a)	85,693	588,711
		8,185,947
Financials — 20.5%
Affiliated Managers Group, Inc.	4,638	776,726
Allstate Corp.	6,082	1,052,247
Ally Financial, Inc.	26,689	1,083,307
Amalgamated Financial Corp.	37,883	909,192

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Etho Climate Leadership U.S. ETF

Schedule of Investments

as of March 31, 2024 (Unaudited) (Continued)

Description	Shares	Value
American Express Co.	4,034	$918,501
Ares Management Corp. - Class A	8,079	1,074,345
Arthur J Gallagher & Co.	3,476	869,139
Associated Banc-Corp.	38,018	817,767
Bank of Hawaii Corp.	13,179	822,238
Capitol Federal Financial, Inc.	102,236	609,327
Cboe Global Markets, Inc.	4,966	912,403
Charles Schwab Corp.	12,766	923,492
CME Group, Inc.	3,562	766,863
CNA Financial Corp.	17,948	815,198
Discover Financial Services	6,816	893,509
Erie Indemnity Co. - Class A	2,878	1,155,719
FactSet Research Systems, Inc.	1,601	727,478
Fidelity National Financial, Inc.	19,487	1,034,760
First American Financial Corp.	12,166	742,734
Fiserv, Inc.(a)	5,842	933,668
Franklin Resources, Inc.	25,109	705,814
Fulton Financial Corp.	49,023	778,975
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	23,917	679,243
Hanover Insurance Group, Inc.	5,240	713,531
Hartford Financial Services Group, Inc.	9,632	992,578
Intercontinental Exchange, Inc.	6,396	879,002
Invesco Ltd.	42,438	704,046
Lazard, Inc.	21,157	885,844
MarketAxess Holdings, Inc.	1,691	370,752
Marsh & McLennan Cos., Inc.	3,996	823,096
Mastercard, Inc. - Class A	1,823	877,902
MBIA, Inc.	163,508	1,105,315
Morningstar, Inc.	3,264	1,006,520
Nasdaq, Inc.	12,218	770,956
Northern Trust Corp.	7,698	684,506
Old Republic International Corp.	27,136	833,618
PayPal Holdings, Inc.(a)	8,697	582,612
Principal Financial Group, Inc.	9,111	786,370
Progressive Corp.	4,637	959,024
Prudential Financial, Inc.	8,289	973,129
Reinsurance Group of America, Inc.	5,051	974,237
S&P Global, Inc.	1,927	819,842
Unum Group	17,062	915,547
Visa, Inc. - Class A	2,945	821,891
WaFd, Inc.	22,505	653,320
White Mountains Insurance Group, Ltd.	479	859,470
		38,995,753
Health Care — 10.9%
Agilent Technologies, Inc.	4,792	697,284
Agios Pharmaceuticals, Inc.(a)	28,754	840,767
Align Technology, Inc.(a)	1,976	647,970
Description	Shares	Value
Alnylam Pharmaceuticals, Inc.(a)	3,296	$492,587
AMN Healthcare Services, Inc.(a)	7,961	497,642
Avanos Medical, Inc.(a)	22,071	439,434
Baxter International, Inc.	16,618	710,253
Becton Dickinson & Co.	2,696	667,125
Bio-Rad Laboratories, Inc. - Class A(a)	1,379	476,955
Bio-Techne Corp.	8,930	628,583
Cigna Group/	2,617	950,467
DENTSPLY SIRONA, Inc.	16,951	562,604
DexCom, Inc.(a)	5,684	788,371
Edwards Lifesciences Corp.(a)	7,983	762,855
Hologic, Inc.(a)	8,183	637,947
Humana, Inc.	1,357	470,499
IDEXX Laboratories, Inc.(a)	1,320	712,708
Illumina, Inc.(a)	2,822	387,517
Ionis Pharmaceuticals, Inc.(a)	18,480	801,108
IQVIA Holdings, Inc.(a)	3,321	839,848
Merck & Co., Inc.	6,326	834,716
Mettler-Toledo International, Inc.(a)	431	573,786
Myriad Genetics, Inc.(a)	28,432	606,170
Patterson Cos., Inc.	25,283	699,075
Pediatrix Medical Group, Inc.(a)	44,024	441,561
Pfizer, Inc.	16,662	462,371
ResMed, Inc.	3,037	601,417
Revvity, Inc.	4,964	521,220
STERIS PLC	3,477	781,699
Teleflex, Inc.	2,618	592,113
Vertex Pharmaceuticals, Inc.(a)	2,096	876,149
Waters Corp.(a)	2,132	733,898
		20,736,699
Industrials — 12.6%
3D Systems Corp.(a)	61,043	271,031
A.O. Smith Corp.	9,666	864,720
AAON, Inc.	10,280	905,668
Advanced Drainage Systems, Inc.	7,868	1,355,184
Ameresco, Inc. - Class A(a)	13,296	320,832
Array Technologies, Inc.(a)	30,000	447,300
Babcock & Wilcox Enterprises, Inc.(a)	107,984	122,022
Beam Global(a)(b)	41,257	280,548
Blink Charging Co.(a)(b)	75,652	227,713
Bloom Energy Corp. - Class A(a)(b)	32,935	370,189
Brink’s Co.	9,973	921,306
Broadridge Financial Solutions, Inc.	4,560	934,162
ChargePoint Holdings, Inc.(a)(b)	62,501	118,752
Cintas Corp.	1,437	987,262
Copart, Inc.(a)	17,563	1,017,249
Deere & Co.	1,610	661,291
FuelCell Energy, Inc.(a)(b)	229,607	273,232

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Etho Climate Leadership U.S. ETF

Schedule of Investments

as of March 31, 2024 (Unaudited) (Continued)

Description	Shares	Value
Herc Holdings, Inc.	5,884	$990,277
Hubbell, Inc.	2,743	1,138,482
JB Hunt Transport Services, Inc.	3,787	754,560
Landstar System, Inc.	3,729	718,802
Lennox International, Inc.	2,644	1,292,281
ManpowerGroup, Inc.	8,231	639,055
MSC Industrial Direct Co., Inc. - Class A	8,004	776,708
NEXTracker, Inc. - Class A(a)	4,953	278,705
Old Dominion Freight Line, Inc.	3,886	852,239
Pitney Bowes, Inc.	176,481	764,163
Plug Power, Inc.(a)(b)	55,835	192,072
Shoals Technologies Group, Inc. - Class A(a)	28,802	322,006
Stem, Inc.(a)(b)	115,768	253,532
SunPower Corp.(a)(b)	47,282	141,846
Sunrun, Inc.(a)	32,576	429,352
TPI Composites, Inc.(a)(b)	50,144	145,919
United Parcel Service, Inc. - Class B	3,504	520,800
Verisk Analytics, Inc.	3,457	814,919
WESCO International, Inc.	4,302	736,847
Westinghouse Air Brake Technologies Corp.	6,563	956,098
Willdan Group, Inc.(a)	42,284	1,225,813
		24,022,937
Information Technology — 22.1%
Adobe Systems, Inc.(a)	1,714	864,884
Advanced Micro Devices, Inc.(a)	6,738	1,216,142
Akamai Technologies, Inc.(a)	8,434	917,282
Amdocs, Ltd.	6,978	630,602
Amtech Systems, Inc.(a)	69,232	374,545
Analog Devices, Inc.	3,393	671,101
Apple, Inc.	4,019	689,178
Applied Materials, Inc.	5,409	1,115,498
Arista Networks, Inc.(a)	3,934	1,140,781
Arrow Electronics, Inc.(a)	5,289	684,714
Autodesk, Inc.(a)	3,172	826,052
Avnet, Inc.	14,881	737,800
Badger Meter, Inc.	5,447	881,379
Belden, Inc.	7,624	706,059
Cadence Design System, Inc.(a)	3,143	978,353
Cisco Systems, Inc.	12,835	640,595
Corning, Inc.	19,196	632,700
Dolby Laboratories, Inc. - Class A	7,808	654,076
DXC Technology Co.(a)	25,840	548,066
Enphase Energy, Inc.(a)	3,122	377,700
F5 Networks, Inc(a)	4,533	859,411
First Solar, Inc.(a)	3,018	509,438
Flex Ltd.(a)	28,703	821,193
Gartner, Inc.(a)	2,027	966,210
Description	Shares	Value
Gen Digital, Inc.	39,196	$877,990
HP, Inc.	23,071	697,206
Intel Corp.	20,414	901,686
International Business Machines Corp.	5,201	993,183
Intuit, Inc.	1,486	965,900
Itron, Inc.(a)	11,911	1,102,006
Juniper Networks, Inc.	19,579	725,598
Micron Technology, Inc.	10,982	1,294,668
NVIDIA Corp.	2,378	2,148,667
ON Semiconductor Corp.(a)	8,023	590,092
OSI Systems, Inc.(a)	6,452	921,475
Qorvo, Inc.(a)	6,503	746,739
Qualcomm, Inc.	5,270	892,211
Rambus, Inc.(a)	12,885	796,422
Salesforce, Inc.	3,308	996,303
ServiceNow, Inc.(a)	1,420	1,082,608
Teradata Corp.(a)	16,397	634,072
Teradyne, Inc.	6,162	695,258
Trimble, Inc.(a)	12,599	810,872
Universal Display Corp.	4,283	721,471
Veeco Instruments, Inc.(a)	31,257	1,099,309
VeriSign, Inc.(a)	3,125	592,219
Viavi Solutions, Inc.(a)	60,986	554,363
Vishay Intertechnology, Inc.	29,527	669,672
Xerox Holdings Corp.	44,314	793,221
Zebra Technologies Corp. - Class A(a)	2,076	625,789
Zoom Video Communications, Inc. - Class A(a)	8,944	584,669
		41,957,428
Materials — 1.6%
Arcadium Lithium PLC(a)	72,712	313,389
Cabot Corp.	8,748	806,566
Ecolab, Inc.	4,021	928,448
Packaging Corp. of America	4,865	923,280
		2,971,683
Real Estate — 5.6%
American Tower Corp.	3,308	653,628
AvalonBay Communities, Inc.	4,005	743,168
Camden Property Trust	6,433	633,007
Digital Realty Trust, Inc.	6,902	994,164
Equinix, Inc.	928	765,906
Gladstone Land Corp.	40,766	543,818
Iron Mountain, Inc.	12,829	1,029,014
Prologis, Inc.	5,398	702,928
Public Storage, Inc.	2,251	652,925
Regency Centers Corp.	11,119	673,367
SBA Communications Corp.	2,558	554,319
UDR, Inc.	16,455	615,582

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Etho Climate Leadership U.S. ETF

Schedule of Investments

as of March 31, 2024 (Unaudited) (Continued)

Description	Shares	Value
Ventas, Inc.	15,549	$677,003
Veris Residential, Inc.	45,315	689,241
Welltower, Inc.	9,398	878,149
		10,806,219
Utilities — 1.5%
American States Water Co.	7,536	544,401
American Water Works Co., Inc.	4,576	559,233
California Water Service Group	11,515	535,217
Montauk Renewables, Inc.(a)	83,406	346,969
Ormat Technologies, Inc.	7,827	518,069
Sunnova Energy International, Inc.(a)(b)	42,023	257,601
		2,761,490
TOTAL COMMON STOCKS (Cost $169,705,144)		189,635,689

SHORT-TERM INVESTMENTS — 2.0%
Investments Purchased with Proceeds from Securities Lending — 1.9%
First American Government Obligations Fund - Class X, 5.23%(c)	3,639,773	3,639,773
Money Market Funds — 0.1%
Invesco Government & Agency Portfolio - Institutional Class, 5.24%(c)	188,962	188,962
TOTAL SHORT-TERM INVESTMENTS (Cost $3,828,735)		3,828,735

TOTAL INVESTMENTS — 101.8% (Cost $173,533,879)		193,464,424
Liabilities in Excess of Other Assets — (1.8)%		(3,487,328)
TOTAL NET ASSETS — 100.0%		$189,977,096

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan as of March 31, 2024. The total market value of these securities was $3,403,998 which represented 1.8% of net assets.

(c)  The rate shown represents the 7-day effective yield as of March 31, 2024.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Alternative Harvest ETF

Schedule of Investments

as of March 31, 2024 (Unaudited)

Description	Shares	Value
COMMON STOCKS — 55.7%
Consumer Discretionary — 2.0%
GrowGeneration Corp.(a)	1,953,657	$5,587,459
Consumer Staples — 4.5%
22nd Century Group, Inc.(a)(b)	202,864	24,344
Altria Group, Inc.	33,771	1,473,091
British American Tobacco PLC	46,772	1,421,577
Imperial Brands PLC	57,319	1,281,624
Ispire Technology, Inc.(a)(b)	31,933	195,750
Philip Morris International, Inc.	15,100	1,383,462
Scandinavian Tobacco Group AS(c)(d)	79,834	1,431,035
Turning Point Brands, Inc.	56,682	1,660,783
Vector Group, Ltd.	45,322	496,730
Village Farms International, Inc.(a)(b)	2,536,551	3,145,324
		12,513,720
Financials — 5.1%
AFC Gamma, Inc.	534,636	6,618,794
Chicago Atlantic Real Estate Finance, Inc.	493,294	7,779,247
		14,398,041
Health Care — 35.5%(e)
Aurora Cannabis, Inc.(a)(b)	1,101,903	4,837,355
Canopy Growth Corp.(a)(b)	2,516,529	21,717,646
Cronos Group, Inc.(a)	6,596,457	17,216,753
High Tide, Inc.(a)	2,424,511	4,837,377
Incannex Healthcare, Inc.(a)	397,313	1,426,354
Intercure Ltd.(a)	325,741	882,758
Jazz Pharmaceuticals PLC(a)	11,404	1,373,270
Organigram Holdings, Inc.(a)(b)	1,737,876	3,736,434
Description	Shares	Value
SNDL, Inc.(a)(b)	9,095,885	$18,237,250
Tilray Brands, Inc.(a)(b)	10,642,146	26,286,100
		100,551,297
Industrials — 0.4%
Empresas ICA SAB de CV(a)(f)	155,893	0
Hydrofarm Holdings Group, Inc.(a)	1,035,276	1,118,098
		1,118,098
Information Technology — 1.2%
WM Technology, Inc.(a)	2,504,067	3,330,409
Materials — 1.0%
Mativ Holdings, Inc.	50,645	949,594
Scotts Miracle-Gro Co.	24,346	1,815,969
		2,765,563
Real Estate — 6.0%
Innovative Industrial Properties, Inc.	163,562	16,935,210
TOTAL COMMON STOCKS (Cost $168,149,438)		157,199,797

AFFILIATED EXCHANGE TRADED FUNDS — 43.0%
Amplify U.S. Alternative Harvest ETF(b)(g)(h)	55,588,449	121,738,703
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $103,632,244)		121,738,703

SHORT-TERM INVESTMENTS — 23.3%
Investments Purchased with Proceeds from Securities Lending — 23.3%
First American Government Obligations Fund - Class X, 5.23%(i)	65,881,964	65,881,964
TOTAL SHORT-TERM INVESTMENTS (Cost $65,881,964)		65,881,964

TOTAL INVESTMENTS — 122.0% (Cost $337,663,646)		344,820,464
Liabilities in Excess of Other Assets — (22.0)%		(62,115,894)
TOTAL NET ASSETS — 100.0%		$282,704,570

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

SAB de CV - Sociedad Anónima Bursátil de Capital Variable

(a)   Non-income producing security.

(b)  All or a portion of this security is on loan as of March 31, 2024. The total market value of these securities was $56,687,100 which represented 20.1% of net assets.
The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Alternative Harvest ETF

Schedule of Investments

as of March 31, 2024 (Unaudited) (Continued)

(c)   Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2024, the value of these securities total $1,431,035 or 0.5% of the Fund’s net assets.

(d)  Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of March 31, 2024, the value of these securities total $1,431,035 or 0.5% of the Fund’s net assets.

(e)   To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(f)   Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2024.

(g)  Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(h)  Affiliated company as defined by the Investment Company Act of 1940.

(i)   The rate shown represents the 7-day effective yield as of March 31, 2024.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Global Cloud Technology ETF

Schedule of Investments

as of March 31, 2024 (Unaudited)

Description	Shares	Value
COMMON STOCKS — 99.8%
Communication Services — 0.4%
KINX, Inc.	2,047	$144,754
Information Technology — 95.6%(a)
8x8, Inc.(b)	7,279	19,653
Appfolio, Inc. - Class A(b)	2,115	521,855
Appian Corp. - Class A(b)	4,328	172,904
Backblaze, Inc. - Class A(b)	2,218	22,690
Blackbaud, Inc.(b)	3,154	233,838
Box, Inc. - Class A(b)	8,467	239,786
Bytes Technology Group PLC	101,061	652,369
Chinasoft International Ltd.	1,220,842	736,269
Cloudflare, Inc. - Class A(b)	9,412	911,364
CommVault Systems, Inc.(b)	2,575	261,182
Confluent, Inc. - Class A(b)	18,433	562,575
Cybozu, Inc.	22,045	255,635
Data#3 Ltd.	65,080	351,554
Datadog, Inc. - Class A(b)	7,055	871,998
DigitalOcean Holdings, Inc.(b)	5,354	204,416
Domo, Inc. - Class B(b)	2,160	19,267
Dropbox, Inc. - Class A(b)	20,282	492,853
Elastic NV(b)	10,996	1,102,240
Everbridge, Inc.(b)	2,437	84,881
Fastly, Inc. - Class A(b)	7,913	102,632
GDS Holdings Ltd. - ADR(b)(c)	80,285	533,895
Gitlab, Inc. - Class A(b)	9,181	535,436
Grid Dynamics Holdings, Inc.(b)	4,475	54,998
HashiCorp, Inc. - Class A(b)	11,549	311,246
Hennge KK(b)	13,606	108,690
Informatica, Inc. - Class A(b)	17,389	608,615
Intapp, Inc.(b)	4,261	146,152
Ionos SE(b)	58,800	1,352,629
Jamf Holding Corp.(b)	7,492	137,478
JFrog Ltd.(b)	6,269	277,215
Kingsoft Cloud Holdings Ltd. - ADR(b)(c)	99,205	301,583
Kyndryl Holdings, Inc.(b)	13,567	295,218
Megaport Ltd.(b)	66,619	651,500
MicroStrategy, Inc. - Class A(b)(c)	907	1,546,035
MongoDB, Inc.(b)	2,072	743,102
Description	Shares	Value
N-able, Inc.(b)	10,846	$141,757
nCino, Inc.(b)	6,671	249,362
NetApp, Inc.	10,407	1,092,422
NEXTDC Ltd.(b)	129,316	1,500,869
Nice, Ltd.(b)	5,994	1,566,027
NS Solutions Corp.	38,240	1,244,389
Nutanix, Inc. - Class A(b)	14,310	883,213
Okta, Inc.(b)	8,644	904,335
Open Text Corp.	38,237	1,485,119
PagerDuty, Inc.(b)	5,418	122,880
Pure Storage, Inc. - Class A(b)	17,616	915,856
Rackspace Technology, Inc.(b)	12,760	20,161
RingCentral, Inc. - Class A(b)	5,443	189,090
Samsara, Inc. - Class A(b)	26,844	1,014,435
SCSK Corp.	79,776	1,479,608
Sinch AB(b)(d)(e)	354,679	890,794
Smartsheet, Inc. - Class A(b)	8,034	309,309
SolarWinds Corp.(b)	9,828	124,029
Super Micro Computer, Inc.(b)	1,071	1,081,742
TechMatrix Corp.	18,611	223,315
Teradata Corp.(b)	5,743	222,082
Unisys Corp.(b)	4,036	19,817
Vnet Group, Inc. - ADR(b)	62,366	96,667
Zeta Global Holdings Corp. - Class A(b)	12,836	140,298
		31,341,329
Real Estate — 3.8%
Digital Core REIT Management Pte Ltd.	552,615	332,951
Keppel DC REIT	722,991	926,774
		1,259,725
TOTAL COMMON STOCKS (Cost $30,546,890)		32,745,808

SHORT-TERM INVESTMENTS — 6.2%
Investments Purchased with Proceeds from Securities Lending — 6.1%
First American Government Obligations Fund - Class X, 5.23%(f)	2,011,604	2,011,604
Money Market Funds — 0.1%
Invesco Government & Agency Portfolio - Institutional Class, 5.24%(f)	25,510	25,510
TOTAL SHORT-TERM INVESTMENTS (Cost $2,037,114)		2,037,114

TOTAL INVESTMENTS — 106.0% (Cost $32,584,004)		34,782,922
Liabilities in Excess of Other Assets — (6.0)%		(1,978,037)
TOTAL NET ASSETS — 100.0%		$32,804,885

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Global Cloud Technology ETF

Schedule of Investments

as of March 31, 2024 (Unaudited) (Continued)

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt

NV - Naamloze Vennootschap

PLC - Public Limited Company

(a)   To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)  Non-income producing security.

(c)   All or a portion of this security is on loan as of March 31, 2024. The total market value of these securities was $1,806,882 which represented 5.5% of net assets.

(d)  Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2024, the value of these securities total $890,794 or 2.7% of the Fund’s net assets.

(e)   Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of March 31, 2024, the value of these securities total $890,794 or 2.7% of the Fund’s net assets.

(f)   The rate shown represents the 7-day effective yield as of March 31, 2024.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust Amplify Video Game Tech ETF Schedule of Investments as of March 31, 2024 (Unaudited)

Country Weightings (Unaudited)(*)

33.6% United States
20.2% South Korea
19.0% Japan
8.2% China
5.0% Sweden
4.8% Taiwan
3.1% France
2.8% Poland
2.5% Israel
2.4% Ireland
1.5% Singapore
1.0% Britain
0.6% Switzerland
0.0% Russia
-4.7% Liabilities in Excess of Other Assets

(*) Percentages based on net assets.

Description	Shares	Value
COMMON STOCKS — 99.5%
Communication Services — 73.0%(a)
AfreecaTV Co. Ltd.	2,348	$214,699
Akatsuki, Inc.	8,726	145,582
Alphabet, Inc. - Class A(b)	2,180	329,027
Bilibili, Inc. - ADR(b)(c)	109,730	1,228,975
Capcom Co. Ltd.	52,792	985,762
CD Projekt SA	38,677	1,133,808
CMGE Technology Group Ltd.(b)	1,209,971	177,790
COLOPL, Inc.	39,501	160,776
Com2uS Corp.	4,701	148,057
CyberAgent, Inc.	32,209	233,675
DeNA Co. Ltd.(b)	23,119	228,143
Devsisters Co. Ltd.(b)	4,825	174,363
Electronic Arts, Inc.	7,615	1,010,282
Embracer Group AB(b)	600,287	1,310,599
FriendTimes, Inc.(d)	1,097,706	136,048
Gamania Digital Entertainment Co. Ltd.	66,925	151,819
Gree, Inc.	45,231	143,752
GungHo Online Entertainment, Inc.	15,599	249,170
HUYA, Inc. - ADR(b)	42,836	194,904
Description	Shares	Value
iDreamSky Technology Holdings, Ltd.(b)(d)(e)	581,057	$190,061
IGG, Inc.(b)	320,320	135,062
International Games System Co. Ltd.	39,673	1,394,602
JOYY, Inc. - ADR	7,166	220,355
Kakao Games Corp.(b)	60,499	1,049,323
Koei Tecmo Holdings Co. Ltd.	18,121	192,591
Konami Group Corp.	15,813	1,073,042
Krafton, Inc.(b)	6,250	1,160,631
Meta Platforms, Inc. - Class A	616	299,117
MIXI, Inc.	13,697	236,391
Modern Times Group MTG AB - Class B(b)	20,840	162,937
NCSoft Corp.	7,313	1,119,018
Neowiz	9,061	149,082
NetDragon Websoft Holdings, Ltd.	104,128	145,819
NetEase, Inc. - ADR	2,797	289,406
Netmarble Corp.(b)(d)(e)	22,994	1,077,750
Nexon Co. Ltd.	65,624	1,088,349
Nexon Games Co. Ltd.(b)	14,386	148,214
NHN Corp.	7,542	141,456
Nintendo Co. Ltd.	18,931	1,033,078
Paradox Interactive AB	16,295	286,655
Pearl Abyss Corp.(b)	46,745	1,053,824
Playtika Holding Corp.	143,345	1,010,582
ROBLOX Corp. - Class A(b)	26,621	1,016,390
Sea, Ltd. - ADR(b)	4,653	249,913
Soft-World International Corp.	35,843	159,596
Square Enix Holdings Co. Ltd.	25,132	966,788
Stillfront Group AB(b)	161,915	144,280
Take-Two Interactive Software, Inc.(b)	7,229	1,073,435
Team17 Group PLC(b)	49,280	146,294
Tencent Holdings, Ltd.	8,570	332,662
Ubisoft Entertainment SA(b)	46,370	976,798
Vivendi SE	27,042	294,973
VK IPJSC - GDR(b)(d)(f)	21,975	0
Webzen, Inc.	12,020	147,320
Wemade Co. Ltd.(b)	30,477	1,371,890
XD, Inc.(b)(d)	80,270	163,074
Zengame Technology Holding Ltd.(d)	260,590	117,202
Ziff Davis, Inc.(b)	3,283	206,960
Zx, Inc.(b)(d)	154,000	379,763
		29,761,914
Consumer Discretionary — 7.5%
Amazon.com, Inc.(b)	1,708	308,089
Bandai Namco Holdings, Inc.	11,670	215,750
DoubleUGames Co. Ltd.	4,320	135,897
Furyu Corp.	18,378	153,125

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust Amplify Video Game Tech ETF Schedule of Investments as of March 31, 2024 (Unaudited) (Continued)
Description	Shares	Value
GameStop Corp. - Class A(b)(c)	74,435	$931,926
GOLFZON Co. Ltd.	2,554	160,496
Happinet Corp.	7,085	141,845
Light & Wonder, Inc. - Class A(b)	2,246	229,294
Mattel, Inc.(b)	11,459	227,003
Sega Sammy Holdings, Inc.	18,042	222,507
Sony Group Corp.	3,500	299,020
		3,024,952
Health Care — 0.4%
Surgical Science Sweden AB(b)	10,420	147,833
Information Technology — 18.6%
Advanced Micro Devices, Inc.(b)	1,568	283,008
Ansys, Inc.(b)	3,179	1,103,621
Apple, Inc.	1,670	286,372
AppLovin Corp. - Class A(b)	3,780	261,652
ARM Holdings PLC - ADR(b)	2,140	267,478
Corsair Gaming, Inc.(b)	82,022	1,012,151
Dolby Laboratories, Inc. - Class A	2,787	233,467
Intel Corp.	7,011	309,676
Keywords Studios PLC	58,676	965,074
Logitech International SA	2,561	229,628
Microsoft Corp.	730	307,126
NVIDIA Corp.	382	345,160
PTC, Inc.(b)	1,234	233,152
Qualcomm, Inc.	1,913	323,871
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,755	238,768
Unity Software, Inc.(b)	36,227	967,261
Western Digital Corp.(b)	3,796	259,039
		7,626,504
TOTAL COMMON STOCKS (Cost $47,218,688)		40,561,203

SHORT-TERM INVESTMENTS — 5.2%
Investments Purchased with Proceeds from Securities Lending — 5.0%
First American Government Obligations Fund - Class X, 5.23%(g)	2,036,920	2,036,920
Money Market Funds — 0.2%
Invesco Government & Agency Portfolio - Institutional Class, 5.24%(g)	101,242	101,242
TOTAL SHORT-TERM INVESTMENTS (Cost $2,138,162)		2,138,162

TOTAL INVESTMENTS — 104.7% (Cost $49,356,850)		42,699,365
Liabilities in Excess of Other Assets — (4.7)%		(1,919,479)
TOTAL NET ASSETS — 100.0%		$40,779,886

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PLC - Public Limited Company

SA - Sociedad Anónima

(a)   To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)   Non-income producing security.

(c)   All or a portion of this security is on loan as of March 31, 2024. The total market value of these securities was $1,882,545 which represented 4.6% of net assets.

(d)   Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of March 31, 2024, the value of these securities total $2,063,898 or 5.1% of the Fund’s net assets.

(e)   Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2024, the value of these securities total $1,267,811 or 3.1% of the Fund’s net assets.

(f)   Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2024.

(g)   The rate shown represents the 7-day effective yield as of March 31, 2024.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust Amplify AI Powered Equity ETF Schedule of Investments as of March 31, 2024 (Unaudited)

Description	Shares	Value
COMMON STOCKS — 100.1%
Communication Services — 1.0%
Meta Platforms, Inc. - Class A	2,304	$1,118,776

Consumer Discretionary — 24.0%
Choice Hotels International, Inc.(a)	1,045	132,036
Crocs, Inc.(b)	12,558	1,805,840
Dick’s Sporting Goods, Inc.	13,151	2,957,134
DR Horton, Inc.	6,841	1,125,687
Duolingo, Inc.(b)	533	117,569
Etsy, Inc.(b)	16,412	1,127,833
H&R Block, Inc.	4,935	242,358
Light & Wonder, Inc. - Class A(b)	948	96,781
Norwegian Cruise Line Holdings Ltd.(b)	250,397	5,240,810
PulteGroup, Inc.	18,815	2,269,465
Ralph Lauren Corp.	2,177	408,754
Royal Caribbean Cruises Ltd.(b)	8,145	1,132,236
Tapestry, Inc.	10,285	488,332
Tesla, Inc.(b)	21,929	3,854,898
Toll Brothers, Inc.	2,049	265,079
Tractor Supply Co.	1,979	517,944
Wayfair, Inc. - Class A(b)	39,939	2,711,059
Wingstop, Inc.	5,858	2,146,371
		26,640,186
Consumer Staples — 1.9%
BJ’s Wholesale Club Holdings, Inc.(b)	6,812	515,328
Celsius Holdings, Inc.(b)	5,943	492,794
Coca-Cola Co.	15,352	939,235
Lancaster Colony Corp.	484	100,493
		2,047,850
Description	Shares	Value
Energy — 11.2%
Civitas Resources, Inc.	1,920	$145,747
CNX Resources Corp.(b)	13,954	330,989
Coterra Energy, Inc.	37,439	1,043,799
Exxon Mobil Corp.	9,702	1,127,760
Hess Corp.	5,347	816,166
Magnolia Oil & Gas Corp. - Class A	25,882	671,638
Matador Resources Co.	5,073	338,724
Murphy Oil Corp.	5,498	251,259
Northern Oil & Gas, Inc.	2,570	101,978
Permian Resources Corp.	64,079	1,131,635
Pioneer Natural Resources Co.	4,295	1,127,438
SM Energy Co.	30,207	1,505,819
Targa Resources Corp.	1,015	113,670
Williams Cos., Inc.	94,559	3,684,964
		12,391,586
Financials — 16.8%
Allstate Corp.	6,506	1,125,603
Ally Financial, Inc.	16,131	654,757
Ameriprise Financial, Inc.	1,925	843,997
Apollo Global Management, Inc.	4,854	545,832
BlackRock, Inc.	6,277	5,233,135
Block, Inc.(b)	45,803	3,874,018
Coinbase Global, Inc. - Class A(b)	4,934	1,308,102
Equitable Holdings, Inc.	8,531	324,263
Fifth Third Bancorp	26,349	980,446
Markel Group, Inc.(b)	340	517,303
MGIC Investment Corp.	7,011	156,766
Morningstar, Inc.	434	133,833
Nasdaq, Inc.	9,935	626,899
Raymond James Financial, Inc.	12,231	1,570,705
South State Corp.	1,493	126,950
Willis Towers Watson PLC	1,806	496,650
		18,519,259
Health Care — 15.4%
Agilent Technologies, Inc.	4,897	712,562
Alnylam Pharmaceuticals, Inc.(b)	1,094	163,498
Apellis Pharmaceuticals, Inc.(b)	2,009	118,089
Catalent, Inc.(b)	37,374	2,109,763
DaVita, Inc.(b)	2,632	363,348
Doximity, Inc. - Class A(b)	14,122	380,023
Elevance Health, Inc.	2,167	1,123,676
Encompass Health Corp.	2,605	215,121
Ensign Group, Inc.	589	73,283
Envista Holdings Corp.(b)	16,667	356,340
Haemonetics Corp.(b)	1,377	117,527
HCA Healthcare, Inc.	3,376	1,125,997
Intuitive Surgical, Inc.(b)	2,824	1,127,030
Johnson & Johnson	5,907	934,428
Merck & Co., Inc.	37,603	4,961,717

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust Amplify AI Powered Equity ETF Schedule of Investments as of March 31, 2024 (Unaudited) (Continued)
Description	Shares	Value
Neurocrine Biosciences, Inc.(b)	6,805	$938,546
Penumbra, Inc.(b)	1,115	248,846
Tenet Healthcare Corp.(b)	3,132	329,205
United Therapeutics Corp.(b)	2,338	537,085
Veeva Systems, Inc. - Class A(b)	4,277	990,938
		16,927,022
Industrials — 7.3%
AZEK Co., Inc.(b)	9,179	460,969
Broadridge Financial Solutions, Inc.	1,704	349,081
Builders FirstSource, Inc.(b)	4,825	1,006,254
Casella Waste Systems, Inc. - Class A(b)	921	91,059
Donaldson Co., Inc.	1,368	102,162
Graco, Inc.	1,811	169,256
Jacobs Solutions, Inc.	7,322	1,125,612
NORDSON Corp.	800	219,632
Pentair PLC	10,037	857,561
Quanta Services, Inc.	2,956	767,969
Textron, Inc.	2,570	246,540
TransDigm Group, Inc.	546	672,454
United Parcel Service, Inc. - Class B	7,575	1,125,873
Vertiv Holdings Co. - Class A	2,173	177,469
XPO, Inc.(b)	1,997	243,694
Xylem, Inc./NY	2,306	298,027
Zurn Elkay Water Solutions Corp.	3,822	127,922
		8,041,534
Information Technology — 15.5%
Atlassian Corp. - Class A(b)	5,799	1,131,443
Cognex Corp.	25,077	1,063,766
Coherent Corp.(b)	18,644	1,130,199
DocuSign, Inc.(b)	18,900	1,125,495
Fabrinet(b)	303	57,273
GoDaddy, Inc. - Class A(b)	7,480	887,726
KLA Corp.	1,618	1,130,286
Manhattan Associates, Inc.(b)	616	154,142
NVIDIA Corp.	5,482	4,953,316
Okta, Inc.(b)	9,961	1,042,120
Qualcomm, Inc.	6,658	1,127,199
Samsara, Inc. - Class A(b)	29,787	1,125,651
Silicon Laboratories, Inc.(b)	1,230	176,776
Smartsheet, Inc. - Class A(b)	4,941	190,229
Trimble, Inc.(b)	3,465	223,007
Twilio, Inc. - Class A(b)	18,463	1,129,012
UiPath, Inc. - Class A(b)	15,910	360,680
		17,008,320
Materials — 3.3%
Ashland, Inc.	1,900	185,003
ATI, Inc.(b)	2,698	138,057
International Flavors & Fragrances, Inc.	6,577	565,556
Martin Marietta Materials, Inc.	894	548,862
Description	Shares	Value
Nucor Corp.	5,689	$1,125,854
Olin Corp.	4,562	268,246
Southern Copper Corp.	1,112	118,450
Steel Dynamics, Inc.	2,845	421,714
Westrock Co.	4,521	223,563
		3,595,305
Real Estate — 1.5%
Host Hotels & Resorts, Inc.	30,557	631,919
Simon Property Group, Inc.	6,321	989,173
		1,621,092
Utilities — 2.2%
Dominion Energy, Inc.	22,875	1,125,221
Duke Energy Corp.	11,656	1,127,252
Southwest Gas Holdings, Inc.	2,371	180,504
		2,432,977
TOTAL COMMON STOCKS (Cost $109,573,404)		110,343,907

SHORT-TERM INVESTMENTS — 3.5%
Investments Purchased with Proceeds from Securities Lending — 3.4%
First American Government Obligations Fund - Class X, 5.23%(c)	3,741,855	3,741,855
Money Market Funds — 0.1%
Invesco Government & Agency Portfolio - Institutional Class, 5.24%(c)	114,807	114,807
TOTAL SHORT-TERM INVESTMENTS (Cost $3,856,662)		3,856,662

TOTAL INVESTMENTS — 103.6% (Cost $113,430,066)		114,200,569
Liabilities in Excess of Other Assets — (3.6)%		(3,992,881)
TOTAL NET ASSETS — 100.0%		$110,207,688

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)   All or a portion of this security is on loan as of March 31, 2024. The total market value of these securities was $132,036 which represented 0.1% of net assets.

(b)   Non-income producing security.

(c)   The rate shown represents the 7-day effective yield as of March 31, 2024.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust Amplify Travel Tech ETF Schedule of Investments as of March 31, 2024 (Unaudited)

Country Weightings (Unaudited)(*)

36.9% United States
12.8% Australia
11.5% China
10.4% Britain
7.9% Spain
5.1% Argentina
4.4% India
3.7% South Korea
2.3% Brazil
2.1% Japan
2.0% Ireland
1.2% Switzerland
0.4% Germany
-0.7% Liabilities in Excess of Other Assets

(*) Percentages based on net assets.

Description	Shares	Value
COMMON STOCKS — 99.7%
Communication Services — 4.3%
TripAdvisor, Inc.(a)	125,974	$3,500,817
Trivago NV - ADR	142,358	392,908
		3,893,725
Consumer Discretionary — 78.1%(b)
Adventure, Inc.	17,465	422,936
Airbnb, Inc. - Class A(a)	24,130	3,980,485
Airtrip Corp.	93,923	1,010,939
Amadeus IT Group SA	57,434	3,686,971
Booking Holdings, Inc.	1,098	3,983,413
Corporate Travel Management Ltd.	327,240	3,627,223
CVC Brasil Operadora e Agencia de Viagens SA(a)	3,591,053	2,094,850
Despegar.com Corp.(a)	379,079	4,533,785
eDreams ODIGEO SA(a)	459,282	3,348,151
Expedia Group, Inc.(a)	27,783	3,827,108
Global Business Travel Group I(a)	562,932	3,383,221
Hana Tour Service, Inc.(a)	68,329	3,258,475
Hostelworld Group PLC(a)(c)(d)	925,816	1,824,475
Lastminute.com NV(a)	44,250	1,053,805
MakeMyTrip Ltd.(a)	54,769	3,891,337
Mondee Holdings, Inc.(a)(e)	292,328	675,278
On the Beach Group PLC(a)(c)(d)	1,399,842	2,921,311
Description	Shares	Value
Open Door, Inc.(a)	73,215	$394,750
Sabre Corp.(a)	1,274,933	3,085,338
Tongcheng Travel Holdings Ltd.(a)(d)	1,338,890	3,532,646
Trainline PLC(a)(c)(d)	863,015	4,038,109
TravelSky Technology Ltd. - Class H	2,821,454	3,417,563
Trip.com Group Ltd. - ADR(a)	75,975	3,334,543
Webjet Ltd.(a)	741,948	4,274,140
		69,600,852
Industrials — 10.7%
Blade Air Mobility, Inc.(a)	604,018	1,721,451
Lyft, Inc. - Class A(a)	212,757	4,116,848
Uber Technologies, Inc.(a)	47,813	3,681,123
		9,519,422
Information Technology — 6.6%
accesso Technology Group PLC(a)	345,320	2,338,165
SiteMinder Ltd.(a)	962,106	3,533,831
		5,871,996
TOTAL COMMON STOCKS (Cost $104,645,788)		88,885,995

SHORT-TERM INVESTMENTS — 1.0%
Investments Purchased with Proceeds from Securities Lending - 0.6%
First American Government Obligations Fund – Class X, 5.23%(f)	564,705	564,705

Money Market Funds — 0.4%
Invesco Government & Agency Portfolio - Institutional Class, 5.24%(f)	365,623	365,623
TOTAL SHORT-TERM INVESTMENTS (Cost $930,328)		930,328

TOTAL INVESTMENTS — 100.7% (Cost $105,576,116)		89,816,323
Liabilities in Excess of Other Assets - (0.7)%		(624,203)
TOTAL NET ASSETS — 100.0%		$89,192,120

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust Amplify Travel Tech ETF Schedule of Investments as of March 31, 2024 (Unaudited) (Continued)

ADR - American Depositary Receipt

NV - Naamloze Vennootschap

PLC - Public Limited Company

SA - Sociedad Anónima

(a)   Non-income producing security.

(b)   To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)   Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2024, the value of these securities total $8,783,895 or 9.8% of the Fund’s net assets.

(d)   Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of March 31, 2024, the value of these securities total $12,316,541 or 13.8% of the Fund’s net assets.

(e)   All or a portion of this security is on loan as of March 31, 2024. The total market value of these securities was $507,082 which represented 0.6% of net assets.

(f)   The rate shown represents the 7-day effective yield as of March 31, 2024.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust Amplify Treatments, Testing and Advancements ETF Schedule of Investments as of March 31, 2024 (Unaudited)

Description	Shares	Value
COMMON STOCKS — 99.4%
Health Care — 99.4%(a)
Abbott Laboratories	768	$87,291
AbbVie, Inc.	518	94,328
Adaptive Biotechnologies Corp.(b)	37,256	119,592
Alnylam Pharmaceuticals, Inc.(b)	4,345	649,360
Altimmune, Inc.(b)	13,827	140,759
AN2 Therapeutics, Inc.(b)	7,654	24,876
Arbutus Biopharma Corp.(b)	43,155	111,340
Arcturus Therapeutics Holdings, Inc.(b)	6,877	232,236
AstraZeneca PLC - ADR	1,421	96,273
AstraZeneca PLC(b)(c)	11,792	0
Atea Pharmaceuticals, Inc.(b)	21,472	86,747
BioCryst Pharmaceuticals, Inc.(b)	53,051	269,499
BioNTech SE - ADR(b)	7,379	680,712
Bio-Rad Laboratories, Inc. - Class A(b)	1,343	464,503
CEL-SCI Corp.(b)	13,891	26,532
Chimerix, Inc.(b)	22,876	24,249
CorMedix, Inc.(b)	14,105	59,805
Cue Biopharma, Inc.(b)	11,612	21,947
CureVac NV(b)(d)	57,625	174,604
Dynavax Technologies Corp.(b)	33,613	417,137
Eli Lilly and Co.	121	94,133
Emergent BioSolutions, Inc.(b)	13,352	33,781
Enanta Pharmaceuticals, Inc.(b)	5,444	95,052
Fulgent Genetics, Inc.(b)	7,626	165,484
Gilead Sciences, Inc.	1,264	92,588
Gritstone bio, Inc.(b)	24,536	63,058
GSK PLC - ADR	2,176	93,285
HilleVax, Inc.(b)	12,465	207,293
ImmunityBio, Inc.(b)(d)	92,518	496,822
Immunocore Holdings PLC - ADR(b)(d)	6,510	423,150
InflaRx NV(b)(d)	15,153	23,336
Inovio Pharmaceuticals, Inc.(b)	5,855	81,263
Invivyd, Inc.(b)(d)	28,337	125,816
Johnson & Johnson	565	89,377
Laboratory Corp. of America Holdings	3,041	664,336
Merck & Co., Inc.	717	94,608
Description	Shares	Value
Moderna, Inc.(b)	7,116	$758,280
Novavax, Inc.(b)(d)	36,016	172,157
Ocugen, Inc.(b)(d)	66,009	108,255
OPKO Health, Inc.(b)(d)	198,940	238,728
OraSure Technologies, Inc.(b)	18,911	116,303
Pfizer, Inc.	3,433	95,266
Quest Diagnostics, Inc.	5,256	699,625
QuidelOrtho Corp.(b)	9,597	460,080
Regeneron Pharmaceuticals, Inc.(b)	94	90,474
Renovaro, Inc.(b)(d)	36,972	97,976
Sanofi SA - ADR	1,905	92,583
SIGA Technologies, Inc.	18,295	156,605
Takeda Pharmaceutical Co. Ltd. - ADR	6,249	86,799
Vaxart, Inc.(b)	43,449	56,484
Vaxcyte, Inc.(b)	5,928	404,942
Vaxxinity, Inc. - Class A(b)	32,617	23,403
Vir Biotechnology, Inc.(b)	34,750	352,018
XBiotech, Inc.(b)	7,833	63,682
Zai Lab, Ltd. - ADR(b)(d)	20,858	334,145
		11,032,977
TOTAL COMMON STOCKS (Cost $22,478,998)		11,032,977

	Contracts
RIGHTS — 0.0%(e)
Gurnet Point Capital LLC, Expires 09/23/2024, Exercise Price $0.85(b)(c)	16,557	0
TOTAL RIGHTS (Cost $0)		0

	Shares
SHORT-TERM INVESTMENTS — 16.1%
Investments Purchased with Proceeds from Securities Lending — 16.0%
First American Government Obligations Fund - Class X, 5.23%(f)	1,772,831	1,772,831
Money Market Funds — 0.1%
Invesco Government & Agency Portfolio - Institutional Class, 5.24%(f)	14,721	14,721
TOTAL SHORT-TERM INVESTMENTS (Cost $1,787,552)		1,787,552

TOTAL INVESTMENTS — 115.5% (Cost $24,266,550)		12,820,529
Liabilities in Excess of Other Assets — (15.5)%		(1,716,272)
TOTAL NET ASSETS — 100.0%		$11,104,257

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust Amplify Treatments, Testing and Advancements ETF Schedule of Investments as of March 31, 2024 (Unaudited) (Continued)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt

NV - Naamloze Vennootschap

PLC - Public Limited Company

SA - Sociedad Anónima

(a)   To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)   Non-income producing security.

(c)   Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2024.

(d)   All or a portion of this security is on loan as of March 31, 2024. The total market value of these securities was $1,614,889 which represented 14.5% of net assets.

(e)   Represents less than 0.05% of net assets.

(f)   The rate shown represents the 7-day effective yield as of March 31, 2024.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust Amplify U.S. Alternative Harvest ETF Schedule of Investments as of March 31, 2024 (Unaudited)

Sector Weightings (Unaudited)(*)

4.4% Real Estate
1.1% Information Technology
0.7% Financials
0.3% Consumer Discretionary
0.1% Health Care
82.6% U.S. Treasury Obligations
1.4% Short-Term Investments
9.4% Other Assets in Excess of Liabilities

(*) Percentages based on net assets.

Description	Shares	Value
COMMON STOCKS — 6.6%
Consumer Discretionary — 0.3%
GrowGeneration Corp.(a)	121,098	$346,340
Financials — 0.7%
AFC Gamma, Inc.	30,893	382,455
Chicago Atlantic Real Estate Finance, Inc.	28,187	444,509
		826,964
Health Care — 0.1%
Incannex Healthcare, Inc.(a)	26,097	93,688
Information Technology — 1.1%
WM Technology, Inc.(a)	1,018,470	1,354,565
Real Estate — 4.4%
Innovative Industrial Properties, Inc.	54,977	5,692,320
TOTAL COMMON STOCKS (Cost $6,802,516)		8,313,877

	Par
U.S. TREASURY OBLIGATIONS — 82.6%
United States Treasury Bill
5.23%, 04/04/2024(b)	$1,879,000	1,878,188
5.23%, 04/11/2024(b)	812,000	810,819
5.22%, 04/25/2024(b)	13,343,000	13,296,283
5.24%, 05/02/2024(b)	6,200,000	6,171,840
5.22%, 05/07/2024(b)	5,300,000	5,272,209
5.24%, 05/09/2024(b)	5,300,000	5,270,551
5.23%, 05/14/2024(b)	5,741,000	5,704,971
5.24%, 05/16/2024(b)	4,857,000	4,825,285
5.23%, 05/21/2024(b)	17,339,000	17,212,328
5.24%, 05/30/2024(b)	848,000	840,693
5.22%, 06/04/2024(b)	25,554,000	25,319,561
5.24%, 06/06/2024(b)	241,000	238,697
5.24%, 06/11/2024(b)	6,196,000	6,132,594
5.18%, 06/25/2024(b)	11,430,000	11,290,565
TOTAL U.S. TREASURY OBLIGATIONS (Cost $104,272,793)		104,264,584
Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.4%
Money Market Funds — 1.4%
Invesco Government & Agency Portfolio - Institutional Class, 5.24%(c)	1,706,542	$1,706,542
TOTAL SHORT-TERM INVESTMENTS (Cost $1,706,542)		1,706,542

TOTAL INVESTMENTS — 90.6% (Cost $112,781,851)		114,285,003
Other Assets in Excess of Liabilities — 9.4%		11,827,602
TOTAL NET ASSETS — 100.0%		$126,112,605

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)   Non-income producing security.

(b)   The rate shown is the effective yield.

(c)   The rate shown represents the 7-day effective yield as of March 31, 2024.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust Amplify U.S. Alternative Harvest ETF Schedule of Total Return Swap Contracts as of March 31, 2024 (Unaudited)
Reference Entity	Counterparty	Long/Short	Maturity Date	Financing Rate(a)	Payment Frequency	Notional Amount	Upfront Payments (Receipts)	Value/ Unrealized Appreciation (Depreciation)
4Front Ventures Corp	National Bank of Canada	Long	03/19/2025	6.84%	Month	$490,518	$0	$52,555
Ascend Wellness Holdings, Inc.	National Bank of Canada	Long	03/19/2025	6.84%	Month	1,925,880	0	200,767
Ayr Wellness, Inc.	National Bank of Canada	Long	03/19/2025	6.84%	Month	1,414,088	0	329,123
Cannabist Co. Holdings, Inc.	National Bank of Canada	Long	03/19/2025	6.84%	Month	1,523,828	0	438,116
Cresco Labs, Inc.	National Bank of Canada	Long	03/19/2025	6.84%	Month	7,144,889	0	621,295
Curaleaf Holdings, Inc.	National Bank of Canada	Long	03/19/2025	6.84%	Month	26,364,947	0	1,876,157
Glass House Brands, Inc.	National Bank of Canada	Long	03/19/2025	6.84%	Month	3,586,720	0	344,361
Gold Flora Corporation	National Bank of Canada	Long	03/19/2025	6.84%	Month	1,064,760	0	243,784
Green Thumb Industries, Inc.	National Bank of Canada	Long	03/19/2025	6.84%	Month	30,835,892	0	3,482,842
Jushi Holdings, Inc.	National Bank of Canada	Long	03/19/2025	6.84%	Month	1,147,000	0	27,933
MariMed, Inc.	National Bank of Canada	Long	03/19/2025	6.84%	Month	902,791	0	13,881
Medicine Technologies. Inc.	National Bank of Canada	Long	03/19/2025	6.84%	Month	367,073	0	(53,718)
Planet 13 Holdings, Inc.	National Bank of Canada	Long	03/19/2025	6.84%	Month	996,273	0	123,649
TerrAscend Corp.	National Bank of Canada	Long	03/19/2025	6.84%	Month	5,645,020	0	537,621
Trulieve Cannabis Corp	National Bank of Canada	Long	03/19/2025	6.84%	Month	14,659,962	0	1,761,560
Verano Holdings Corp	National Bank of Canada	Long	03/19/2025	6.84%	Month	18,462,108	0	1,927,022
							$0	$11,926,948

(a)   Floating rate based on the overnight bank rate and spread of 150 basis points and is reset monthly.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Statements of Assets and Liabilities

March 31, 2024

	Amplify High Income ETF	Amplify Online Retail ETF	Amplify CWP Enhanced Dividend Income ETF	Amplify Transformational Data Sharing ETF	Amplify Lithium & Battery Technology ETF
Assets:
Investments in Unaffiliated Securities, at Cost	$466,153,958	$241,278,872	$2,611,029,462	$915,918,338	$138,935,591
Investments in Affiliated Securities, at Cost	—	—	99,022,082	—	—
Foreign Currency, at Cost	—	—	—	20	53,588
Investments in Unaffiliated Securities, at Value*	$459,319,155	$199,217,591	$3,002,234,581	$847,374,999	$107,036,270
Investments in Affiliated Securities, at Value*	—	—	98,926,061	—	—
Foreign Currency, at Value	—	—	—	19	53,359
Cash	351,894	—	—	26,056	141,102
Receivable for Investments Sold	—	—	62,930,692	18,177,288	—
Dividends and Interest Receivable	1,514,133	109,261	3,120,908	1,545,973	116,804
Securities Lending Income Receivable	21,508	8,886	53	298,365	117,620
Total Assets	461,206,690	199,335,738	3,167,212,295	867,422,700	107,465,155

Liabilities:
Options Written, at Value (Premiums Received $0, $0, $3,609,058, $0, $0)	—	—	3,332,025	—	—
Payable for Fund Shares Redeemed	—	—	1,944,825	—	—
Payable for Investments Purchased	—	—	171,087	10,231,431	—
Collateral Received for Securities Loaned (See Note 4)	5,840,600	15,824,515	73,831	106,201,451	17,317,647
Advisory Fees Payable	188,927	99,066	1,434,871	426,941	45,230
Due to Custodian	—	—	—	—	2,463
Total Liabilities	6,029,527	15,923,581	6,956,639	116,859,823	17,365,340

Net Assets	$455,177,163	$183,412,157	$3,160,255,656	$750,562,877	$90,099,815

Net Assets Consist of:
Paid-in Capital ($0.01 par value)	$379,000	$31,500	$812,500	$206,000	$95,500
Additional Paid-in Capital	559,759,250	602,054,013	2,781,999,795	1,147,219,379	213,543,547
Total Distributable Earnings (Accumulated Deficit)	(104,961,087)	(418,673,356)	377,443,361	(396,862,502)	(123,539,232)
Net Assets	$455,177,163	$183,412,157	$3,160,255,656	$750,562,877	$90,099,815

Outstanding Shares of Beneficial Interest (unlimited authorized – $0.01 par value)	37,900,000	3,150,000	81,250,000	20,600,000	9,550,000
Net Asset Value, Offering and Redemption Price per Share	$12.01	$58.23	$38.90	$36.44	$9.43
*Includes Loaned Securities with a Value of	$5,532,544	$13,376,980	$70,186	$98,438,702	$16,332,991

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Assets and Liabilities

March 31, 2024

	Amplify BlackSwan Growth & Treasury Core ETF	Amplify Emerging Markets FinTech ETF	Amplify Seymour Cannabis ETF	Amplify BlackSwan ISWN ETF	Amplify Thematic All-Stars ETF
Assets:
Investments, at Cost	$162,760,865	$2,785,258	$77,090,012	$37,580,600	$3,072,872
Foreign Currency, at Cost	—	—	—	—	4
Investments, at Value*	$177,336,579	$2,196,703	$24,483,408	$38,631,476	$2,727,663
Foreign Currency, at Value	—	—	—	—	4
Collateral for Swaps	—	—	15,490,000	—	—
Receivable for Capital Shares Sold	1,117,400	—	—	—	—
Receivable for Investments Sold	—	—	6,100	—	—
Dividends and Interest Receivable	1,375,574	3,089	54,971	315,752	1,988
Securities Lending Income Receivable	—	390	16,786	—	112
Net Unrealized Appreciation on Swaps	—	—	2,027,312	—	—
Total Assets	179,829,553	2,200,182	42,078,577	38,947,228	2,729,767

Liabilities:
Payable for Investments Purchased	1,533,617	2,672	21	—	—
Payable to Broker for Swaps	—	—	38,992	—	—
Collateral Received for Securities Loaned (See Note 4)	—	93,948	4,641,018	—	27,290
Advisory Fees Payable	73,376	1,253	120	16,296	1,112
Accrued Custody Fees	—	—	2,430	—	—
Accrued Accounting, Administration & Transfer Agent Fees	—	—	15,793	—	—
Other Payables and Accrued Expenses	—	—	40,498	—	—
Total Liabilities	1,606,993	97,873	4,738,872	16,296	28,402

Net Assets	$178,222,560	$2,102,309	$37,339,705	$38,930,932	$2,701,365

Net Assets Consist of:
Paid-in Capital ($0.01 par value)	$63,800	$1,000	$64,500	$20,000	$1,250
Additional Paid-in Capital	276,126,295	9,151,050	133,360,466	50,501,919	5,996,941
Total Distributable Earnings (Accumulated Deficit)	(97,967,535)	(7,049,741)	(96,085,261)	(11,590,987)	(3,296,826)
Net Assets	$178,222,560	$2,102,309	$37,339,705	$38,930,932	$2,701,365

Outstanding Shares of Beneficial Interest (unlimited authorized – $0.01 par value)	6,380,000	100,000	6,450,000	2,000,000	125,000
Net Asset Value, Offering and Redemption Price per Share	$27.93	$21.02	$5.79	$19.47	$21.61
*Includes Loaned Securities with a Value of	$—	$84,992	$3,885,028	$—	$25,093
The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Assets and Liabilities

March 31, 2024

	Amplify BlackSwan Tech & Treasury ETF	Amplify Inflation Fighter ETF(a)	Amplify Natural Resources Dividend Income ETF	Amplify International Enhanced Dividend Income ETF	Amplify Cash Flow Dividend Leaders ETF
Assets:
Investments, at Cost	$2,378,819	$7,152,535	$11,176,099	$100,939,189	$14,474,671
Investments, at Value*	$2,543,248	$7,411,245	$12,315,763	$112,871,754	$15,486,924
Cash	—	1,790	10,690	21,497	3,136
Receivable for Investments Sold	—	—	—	1,521,438
Dividends and Interest Receivable	20,039	15,710	35,995	311,604	8,799
Securities Lending Income Receivable	—	108	956	3,636	—
Net Unrealized Appreciation on Futures	—	22,772	—	—	—
Deposits at Broker for Futures**	—	433,490	—	—	—
Total Assets	2,563,287	7,885,115	12,363,404	114,729,929	15,498,859

Liabilities:
Options Written, at Value (Premiums Received $0, $0, $0, $194,635, $0)	—	—	—	250,750	—
Collateral Received for Securities Loaned (See Note 4)	—	116,104	719,859	10,097,786	—
Payable for Investments Purchased	10	—	—	—	—
Advisory Fees Payable	1,065	5,615	5,605	54,851	—
Total Liabilities	1,075	121,719	725,464	10,403,387	—

Net Assets	$2,562,212	$7,763,396	$11,637,940	$104,326,542	$15,498,859

Net Assets Consist of:
Paid-in Capital ($0.01 par value)	$1,250	$2,750	$4,000	$34,250	$5,200
Additional Paid-in Capital	2,953,402	7,739,333	10,792,029	95,787,520	13,638,115
Total Distributable Earnings (Accumulated Deficit)	(392,440)	21,313	841,911	8,504,772	1,855,544
Net Assets	$2,562,212	$7,763,396	$11,637,940	$104,326,542	$15,498,859

Outstanding Shares of Beneficial Interest (unlimited authorized – $0.01 par value)	125,000	275,000	400,000	3,425,000	520,000
Net Asset Value, Offering and Redemption Price per Share	$20.50	$28.23	$29.09	$30.46	$29.81
*Includes Loaned Securities with a Value of	$—	$107,906	$691,403	$9,594,435	$—
**Required margin held as collateral for futures contracts	—	$199,267	—	—	—
(a)	Statement has been consolidated. See Note 1 in the Notes to Financial Statements for basis of consolidation.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Assets and Liabilities

March 31, 2024

	Amplify Cash Flow High Income ETF	Amplify Samsung SOFR ETF	Amplify Junior Silver Miners ETF	Amplify Cybersecurity ETF	Amplify Mobile Payments ETF
Assets:
Investments in Unaffiliated Securities, at Cost	$64,026	$155,220,176	$668,765,706	$1,548,777,193	$395,968,817
Investments in Affiliated Securities, at Cost	2,674,405	—	—	—	—
Foreign Currency, at Cost	—	—	—	1,835,965	—
Investments in Unaffiliated Securities, at Value*	$64,026	$155,220,176	$727,205,237	$1,771,605,599	$361,604,447
Investments in Affiliated Securities, at Value	3,209,586	—	—	—	—
Foreign Currency, at Value	—	—	—	1,825,396	—
Cash	24,271	—	—	683,855	133,040
Receivable for Investments Sold	—	—	—	15,910,472	—
Dividends and Interest Receivable	417	119,937	27,090	1,562,285	68,501
Securities Lending Income Receivable		—	14,746	16	3,863
Total Assets	3,298,300	155,340,113	727,247,073	1,791,587,623	361,809,851

Liabilities:
Collateral Received for Securities Loaned (See Note 4)	—	—	7,056,426	—	1,043,709
Payable for Fund Shares Redeemed	—	—	—	15,949,515	—
Net Unrealized Depreciation on Swaps	4,291	—	—	—	—
Advisory Fees Payable	1,749	26,017	384,057	918,770	226,685
Total Liabilities	6,040	26,017	7,440,483	16,868,285	1,270,394

Net Assets	$3,292,260	$155,314,096	$719,806,590	$1,774,719,338	$360,539,457

Net Assets Consist of:
Paid-in Capital ($0.01 par value)	$1,200	$15,500	$725,500	$276,500	$68,500
Additional Paid-in Capital	2,974,506	155,317,296	1,147,512,626	1,819,241,324	689,927,351
Total Distributable Earnings (Accumulated Deficit)	316,554	(18,700)	(428,431,536)	(44,798,486)	(329,456,394)
Net Assets	$3,292,260	$155,314,096	$719,806,590	$1,774,719,338	$360,539,457

Outstanding Shares of Beneficial Interest (unlimited authorized – $0.01 par value)	120,000	1,550,000	72,550,000	27,650,000	6,850,000
Net Asset Value, Offering and Redemption Price per Share	$27.44	$100.20	$9.92	$64.19	$52.63
*Includes Loaned Securities with a Value of	$—	$—	$3,575,294	$—	$954,403

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Assets and Liabilities

March 31, 2024

	Amplify BlueStar Israel Technology ETF	Amplify Etho Climate Leadership U.S. ETF	Amplify Alternative Harvest ETF	Amplify Global Cloud Technology ETF	Amplify Video Game Tech ETF
Assets:
Investments in Unaffiliated Securities, at Cost	$112,595,397	$173,533,879	$234,031,402	$32,584,004	$49,356,850
Investments in Affiliated Securities, at Cost	—	—	103,632,244	—	—
Investments in Unaffiliated Securities, at Value*	$94,037,432	$193,464,424	$223,081,761	$34,782,922	$42,699,365
Investments in Affiliated Securities, at Value	—	—	121,738,703	—	—
Foreign Currency, at Value	—	—	—	—	—
Cash	—	40,729	2,385,274	—	—
Receivable for Investments Sold	—	—	35,232	—	—
Dividends and Interest Receivable	87,283	159,157	946,851	49,499	140,344
Securities Lending Income Receivable	32,874	22,550	417,130	644	1,103
Return of Capital Receivable	—	—	—	1,522	2,252
Total Assets	94,157,589	193,686,860	348,604,951	34,834,587	42,843,064

Liabilities:
Advisory Fees Payable	55,922	69,991	18,417	18,098	26,258
Collateral Received for Securities Loaned (See Note 4)	7,022,800	3,639,773	65,881,964	2,011,604	2,036,920
Total Liabilities	7,078,722	3,709,764	65,900,381	2,029,702	2,063,178

Net Assets	$87,078,867	$189,977,096	$282,704,570	$32,804,885	$40,779,886

Net Assets Consist of:
Paid-in Capital ($0.01 par value)	$18,000	$32,500	$679,000	$7,000	$7,000
Additional Paid-in Capital	141,536,636	186,475,507	2,107,443,220	42,246,144	93,884,881
Total Distributable Earnings (Accumulated Deficit)	(54,475,769)	3,469,089	(1,825,417,650)	(9,448,259)	(53,111,995)
Net Assets	$87,078,867	$189,977,096	$282,704,570	$32,804,885	$40,779,886

Outstanding Shares of Beneficial Interest (unlimited authorized – $0.01 par value)	1,800,000	3,250,000	67,900,000	700,000	700,000
Net Asset Value, Offering and Redemption Price per Share	$48.38	$58.45	$4.16	$46.86	$58.26
*Includes Loaned Securities with a Value of	$6,648,828	$3,403,998	$56,687,100	$1,806,882	$1,882,545

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Assets and Liabilities

March 31, 2024

	Amplify AI Powered Equity ETF	Amplify Travel Tech ETF	Amplify Treatments, Testing and Advancements ETF	Amplify U.S. Alternative Harvest ETF
Assets:
Investments in Securities, at Cost	$113,430,066	$105,576,115	$24,266,550	$112,781,851
Investments in Securities, at Value*	$114,200,569	$89,816,323	$12,820,529	$114,285,003
Cash	15,848	20,968	—	50,728
Receivable for Investments Sold	101,924,848	80,660	61,347	45,271
Dividends and Interest Receivable	53,498	34,537	20,683	133,112
Net Unrealized Appreciation on Swaps	—	—	—	11,926,948
Securities Lending Income Receivable	1,085	4,359	17,653	2,875
Total Assets	216,195,848	89,956,847	12,920,212	126,443,937

Liabilities:
Collateral Received for Securities Loaned (See Note 4)	3,741,855	564,705	1,772,831	—
Payable for Investments Purchased	102,176,645	142,461	36,784	1,611
Payable to Broker for Swaps	—	—	—	257,357
Advisory Fees Payable, net of waiver, if any	69,660	57,561	6,340	72,364
Total Liabilities	105,988,160	764,727	1,815,955	331,332

Net Assets	$110,207,688	$89,192,120	$11,104,257	$126,112,605

Net Assets Consist of:
Paid-in Capital ($0.01 par value)	$30,250	$43,500	$6,000	$584,200
Additional Paid-in Capital	145,152,283	232,825,901	41,607,385	132,287,866
Total Distributable Earnings (Accumulated Deficit)	(34,974,845)	(143,677,281)	(30,509,128)	(6,759,461)
Net Assets	$110,207,688	$89,192,120	$11,104,257	$126,112,605

Outstanding Shares of Beneficial Interest (unlimited authorized – $0.01 par value)	3,025,000	4,350,000	600,000	58,420,000
Net Asset Value, Offering and Redemption Price per Share	$36.43	$20.50	$18.51	$2.16
*Includes Loaned Securities with a Value of	$132,036	$507,082	$1,614,889	$—

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Operations

For the Period Ended March 31, 2024

	Amplify High Income ETF	Amplify Online Retail ETF	Amplify CWP Enhanced Dividend Income ETF	Amplify Transformational Data Sharing ETF	Amplify Lithium & Battery Technology ETF
Investment Income:
Dividend Income (Net of Foreign Withholding Tax of $0, $8,501, $67,883, $150,696, and $32,724, respectively)	$17,925,549	$445,099	$29,005,811	$3,596,119	$347,980
Dividend Income from Affiliated Investments	—	—	1,788,377	—	—
Interest Income	48,750	2,795	5,604,797	2,962,833	6,963
Securities Lending Income	150,711	63,123	699	2,465,745	724,075
Total Investment Income	18,125,010	511,017	36,399,684	9,024,697	1,079,018
Expenses:
Advisory Fees	853,482	493,339	6,849,028	2,393,415	249,095
Total Expenses	853,482	493,339	6,849,028	2,393,415	249,095
Advisory Fees Waived (See Note 3)	—	—	(64,038)	—	—
Net Expenses	853,482	493,339	6,784,990	2,393,415	249,095
Net Investment Income (Loss)	17,271,528	17,678	29,614,694	6,631,282	829,923

Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Unaffiliated Investments	(21,416,748)	(1,912,787)	49,221,984	152,291,311	(29,341,772)
Affiliated Investments	—	—	4,316	—	—
Foreign Currency	—	(17,743)	—	2,692	(69,127)
Options Written	—	—	10,593,709	—	—
Net Change in Unrealized Appreciation/Depreciation on:
Unaffiliated Investments	73,050,293	62,567,102	355,281,172	251,676,698	28,282,293
Affiliated Investments	—	—	(96,021)	—	—
Foreign Currency	—	590	—	10,519	1,506
Options Written	—	—	(2,701,781)	—	—
Net Realized and Unrealized Gain (Loss)	51,633,545	60,637,162	412,303,379	403,981,220	(1,127,100)

Net Increase (Decrease) in Net Assets Resulting from Operations	$68,905,073	$60,654,840	$441,918,073	$410,612,502	$(297,177)
The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Operations

For the Period Ended March 31, 2024

	Amplify BlackSwan Growth & Treasury Core ETF	Amplify Emerging Markets FinTech ETF	Amplify Seymour Cannabis ETF	Amplify BlackSwan ISWN ETF	Amplify Thematic All-Stars ETF
Investment Income:
Dividend Income (Net of Foreign Withholding Tax of $0, $1,088, $0, $0, $291 respectively)	$244	$8,387	$155,318	$—	$5,286
Interest Income	2,456,550	78	31,695	572,998	—
Securities Lending Income	—	3,660	61,647	—	1,330
Total Investment Income	2,456,794	12,125	248,660	572,998	6,616
Expenses:
Advisory Fees	358,551	6,017	79,666	80,644	5,681
Fund Accounting, Administration & Transfer Agent Fees	—	—	26,432	—	—
Other Expenses	—	—	24,839	—	—
Legal Fees	—	—	9,210	—	—
Audit Fees	—	—	8,124	—	—
Trustee Fees	—	—	7,574	—	—
Principal Financial Officer Fees	—	—	6,232	—	—
Shareholder Servicing Fees	—	—	5,930	—	—
Compliance Fees	—	—	5,272	—	—
Custody Expenses	—	—	4,158	—	—
Total Expenses	358,551	6,017	177,437	80,644	5,681
Advisory Fees Waived/Reimbursed (See Note 3)	—	—	(85,515)	—	—
Net Expenses	358,551	6,017	91,922	80,644	5,681
Net Investment Income (Loss)	2,098,243	6,108	156,738	492,354	935

Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	2,506,295	(351,788)	(15,810,652)	115,909	(307,716)
Foreign Currency	—	(745)	(1,679)	—	(255)
Swaps	—	—	5,000,058	—	—
Net Change in Unrealized Appreciation/Depreciation on:
Investments	31,535,407	698,549	19,531,928	5,274,089	1,100,565
Foreign Currency	—	(75)	—	—	1
Swaps	—	—	4,872,784	—	—
Net Realized and Unrealized Gain (Loss)	34,041,702	345,941	13,592,439	5,389,998	792,595

Net Increase (Decrease) in Net Assets Resulting from Operations	$36,139,945	$352,049	$13,749,177	$5,882,352	$793,530

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Operations

For the Period Ended March 31, 2024

	Amplify BlackSwan Tech & Treasury ETF	Amplify Inflation Fighter ETF(a)	Amplify Natural Resources Dividend Income ETF	Amplify International Enhanced Dividend Income ETF	Amplify Cash Flow Dividend Leaders ETF
Investment Income:
Dividend Income (Net of Foreign Withholding Tax of $0, $4,136, $11,373, $78,812, $0)	$—	$50,889	$227,425	$882,074	$89,308
Interest Income	33,727	21,775	892	85,786	2,012
Securities Lending Income	—	1,681	5,120	18,611	—
Total Investment Income	33,727	74,345	233,437	986,471	91,320
Expenses:
Advisory Fees	5,020	29,545	25,673	209,024	13,794
Total Expenses	5,020	29,545	25,673	209,024	13,794
Advisory Fees Waived/Reimbursed (See Note 3)	—	—	—	—	(13,794)
Net Expenses	5,020	29,545	25,673	209,024	—
Net Investment Income (Loss)	28,707	44,800	207,764	777,447	91,320

Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	146,589	140,593	39,826	(995,603)	848,872
Foreign Currency	—	7	—	—	—
Futures Contracts	—	384,970	—	—	—
Options Written	—	—	—	434,843	—
Net Change in Unrealized Appreciation/Depreciation on:
Investments	258,135	1,312,714	1,156,618	12,281,320	1,274,275
Foreign Currency	—	—	2	—	—
Futures Contracts	—	18,104	—	—	—
Options Written	—	—	—	(122,646)	—
Net Realized and Unrealized Gain (Loss)	404,724	1,856,388	1,196,446	11,597,914	2,123,147

Net Increase (Decrease) in Net Assets Resulting from Operations	$433,431	$1,901,188	$1,404,210	$12,375,361	$2,214,467
(a)	Statement has been consolidated. See Note 1 in the Notes to Financial Statements for basis of consolidation.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Operations

For the Period Ended March 31, 2024

	Amplify Cash Flow High Income ETF	Amplify Samsung SOFR ETF(a)	Amplify Junior Silver Miners ETF	Amplify Cybersecurity ETF	Amplify Mobile Payments ETF
Investment Income:
Dividend Income from Affilated Investments	$30,597	$—	$—	$—	$—
Dividend Income (Net of Foreign Withholding Tax of $0, $0, $238,048, $79,349, $42,243)	—	—	1,456,751	6,967,185	1,266,424
Interest Income	3,979	2,822,662	156,991	149,169	56,430
Securities Lending Income	—	—	14,746	42,131	43,081
Total Investment Income	34,576	2,822,662	1,628,488	7,158,485	1,365,935
Expenses:
Advisory Fees	8,187	102,800	2,174,866	4,909,320	1,292,836
Total Expenses	8,187	102,800	2,174,866	4,909,320	1,292,836
Net Expenses	8,187	102,800	2,174,866	4,909,320	1,292,836
Net Investment Income (Loss)	26,389	2,719,862	(546,378)	2,249,165	73,099

Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	—	—	(88,541,870)	87,671,327	(21,346,073)
Foreign Currency	—	—	(351,536)	129,317	(108,112)
Swaps	(125,578)	—	—	—	—
Net Change in Unrealized Appreciation/Depreciation on:
Investments	—	—	194,226,562	255,742,313	122,666,181
Affiliated Investments	696,314	—	—	—	—
Foreign Currency	—	—	—	(8,155)	3,751
Swaps	(16,262)	—	—	—	—
Net Realized and Unrealized Gain (Loss)	554,474	—	105,333,156	343,534,802	101,215,747

Net Increase (Decrease) in Net Assets Resulting from Operations	$580,863	$2,719,862	$104,786,778	$345,783,967	$101,288,846
(a)	Fund commenced operations on November 14, 2023.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Operations

For the Period Ended March 31, 2024

	Amplify BlueStar Israel Technology ETF	Amplify Etho Climate Leadership U.S. ETF	Amplify Alternative Harvest ETF	Amplify Global Cloud Technology ETF	Amplify Video Game Tech ETF
Investment Income:
Dividend Income (Net of Foreign Withholding Tax of $24,365, $0, $0, $6,206, $21,924)	$161,982	$1,390,305	$2,595,310	$68,780	$157,964
Dividend Income from Affilated Investments	—	—	2,400,476	—	—
Interest Income	6,882	20,411	44,595	4,014	4,485
Securities Lending Income	70,969	245,093	1,694,263	18,260	10,360
Total Investment Income	239,833	1,655,809	6,734,644	91,054	172,809
Expenses:
Advisory Fees	316,030	395,045	861,109	84,608	160,499
Total Expenses	316,030	395,045	861,109	84,608	160,499
Advisory Fees Waived/Reimbursed (See Note 3)	—	—	(439,094)		—
Net Expenses	316,030	395,045	422,015	84,608	160,499
Net Investment Income (Loss)	(76,197)	1,260,764	6,312,629	6,446	12,310

Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Unaffiliated Investments	(3,587,370)	3,044,878	(151,160,882)	1,812,719	(861,561)
Affiliated Investments	—	—	(10,749,294)	—	—
Foreign Currency	(630)	—	(8,533)	(7,381)	(15,174)
Net Change in Unrealized Appreciation/Depreciation on:
Unaffiliated Investments	16,811,537	24,636,931	166,730,081	5,056,013	4,516,316
Affiliated Investments	—	—	29,812,200	—	—
Foreign Currency	19	—	194	568	(1,091)
Net Realized and Unrealized Gain (Loss)	13,223,556	27,681,809	34,623,766	6,861,919	3,638,490

Net Increase (Decrease) in Net Assets Resulting from Operations	$13,147,359	$28,942,573	$40,871,146	$6,868,365	$3,650,800

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Operations

For the Period Ended March 31, 2024

	Amplify AI Powered Equity ETF	Amplify Travel Tech ETF	Amplify Treatments, Testing and Advancements ETF	Amplify U.S. Alternative Harvest ETF
Investment Income:
Dividend Income (Net of Foreign Withholding Tax of $46, $10,130, $233, $0)	$828,511	$426,253	$39,386	$281,695
Interest Income	5,594	14,326	1,914	2,690,472
Securities Lending Income	29,335	41,524	68,501	5,970
Total Investment Income	863,440	482,103	109,801	2,978,137
Expenses:
Advisory Fees	404,565	369,331	41,343	461,842
Total Expenses	404,565	369,331	41,343	461,842
Net Expenses	404,565	369,331	41,343	461,842
Net Investment Income (Loss)	458,875	112,772	68,458	2,516,295

Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	20,468,395	(6,112,065)	(2,715,764)	(11,469,693)
Foreign Currency	—	(27,873)	—	14
Swaps	—	—	—	8,912,279
Net Change in Unrealized Appreciation/Depreciation on:
Investments	1,640,029	24,831,150	3,053,427	10,721,148
Foreign Currency	—	411	—	—
Swaps	—	—	—	11,926,948
Net Realized and Unrealized Gain (Loss)	22,108,424	18,691,623	337,663	20,090,696

Net Increase (Decrease) in Net Assets Resulting from Operations	$22,567,299	$18,804,395	$406,121	$22,606,991
The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify High Income ETF
	Period Ended March 31, 2024 (Unaudited)(a)	Year Ended October 31, 2023	Year Ended October 31, 2022
Operations:
Net Investment Income (Loss)	$17,271,528	$33,462,803	$22,792,564
Net Realized Gain (Loss) on Investments	(21,416,748)	(2,508,621)	(32,907,074)
Capital Gain Distributions from Underlying Closed End Funds	—	836,289	189,538
Net Change in Unrealized Appreciation/(Depreciation) on Investments	73,050,293	(768,803)	(93,747,918)
Net Increase (Decrease) in Net Assets Resulting from Operations	68,905,073	8,444,078	(103,672,890)

Distributions to Shareholders:
Dividends and Distributions	(21,456,000)	(32,823,110)	(23,924,398)
Return of Capital	—	(10,544,890)	(13,017,602)
Total Distributions	(21,456,000)	(43,368,000)	(36,942,000)

Capital Share Transactions:
Subscriptions	70,846,925	115,213,635	55,386,975
Redemptions	(4,066,110)	(37,404,110)	(65,681,329)
Transaction Fees (Note 1)	—	—	54
Increase (Decrease) in Net Assets from Capital Share Transactions	66,780,815	77,809,525	(10,294,300)

Total Increase (Decrease) in Net Assets	114,229,888	42,885,603	(150,909,190)

Net Assets:
Beginning of Period	340,947,275	298,061,672	448,970,862
End of Period	$455,177,163	$340,947,275	$298,061,672

Share Transactions:
Subscriptions	6,100,000	9,750,000	4,050,000
Redemptions	(350,000)	(3,300,000)	(4,700,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	5,750,000	6,450,000	(650,000)
(a)	For the period November 1, 2023 to March 31, 2024. See Note 1 to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify Online Retail ETF
	Period Ended March 31, 2024 (Unaudited)(a)	Year Ended October 31, 2023	Year Ended October 31, 2022
Operations:
Net Investment Income (Loss)	$17,678	$(256,749)	$2,180,233
Net Realized Gain (Loss) on Investments and Foreign Currency	(1,930,530)	(174,441,573)	(149,428,601)
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency	62,567,692	182,284,853	(316,988,677)
Net Increase (Decrease) in Net Assets Resulting from Operations	60,654,840	7,586,531	(464,237,045)

Capital Share Transactions:
Subscriptions	12,331,400	67,742,930	53,305,915
Redemptions	(45,316,640)	(105,954,075)	(299,390,842)
Transaction Fees (Note 1)	1,918	5,641
Increase (Decrease) in Net Assets from Capital Share Transactions	(32,983,322)	(38,205,504)	(246,084,927)

Total Increase (Decrease) in Net Assets	27,671,518	(30,618,973)	(710,321,972)

Net Assets:
Beginning of Period	155,740,639	186,359,612	896,681,584
End of Period	$183,412,157	$155,740,639	$186,359,612

Share Transactions:
Subscriptions	250,000	1,450,000	750,000
Redemptions	(850,000)	(2,350,000)	(4,200,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(600,000)	(900,000)	(3,450,000)
(a)	For the period November 1, 2023 to March 31, 2024. See Note 1 to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify CWP Enhanced Dividend Income ETF
	Period Ended March 31, 2024 (Unaudited)(a)	Year Ended October 31, 2023	Year Ended October 31, 2022
Operations:
Net Investment Income (Loss)	$29,614,694	$60,061,554	$22,060,258
Net Realized Gain (Loss) on Investments and Options Written	59,820,009	(4,190,535)	2,530,977
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Options Written	352,483,370	(30,437,822)	(79,374)
Net Increase (Decrease) in Net Assets Resulting from Operations	441,918,073	25,433,197	24,511,861

Distributions to Shareholders:
Dividends and Distributions	(60,622,296)	(60,061,554)	(32,662,560)
Return of Capital	—	(72,626,691)	(33,000,810)
Total Distributions	(60,622,296)	(132,688,245)	(65,663,370)

Capital Share Transactions:
Subscriptions	68,551,375	1,010,437,880	1,387,185,500
Redemptions	(129,644,270)	(164,920,195)	(10,597,300)
Transaction Fees (Note 1)	—	5	—
Increase (Decrease) in Net Assets from Capital Share Transactions	(61,092,895)	845,517,690	1,376,588,200

Total Increase (Decrease) in Net Assets	320,202,882	738,262,642	1,335,436,691

Net Assets:
Beginning of Period	2,840,052,774	2,101,790,132	766,353,441
End of Period	$3,160,255,656	$2,840,052,774	$2,101,790,132

Share Transactions:
Subscriptions	1,850,000	28,250,000	39,000,000
Redemptions	(3,550,000)	(4,650,000)	(300,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(1,700,000)	23,600,000	38,700,000
(a)	For the period November 1, 2023 to March 31, 2024. See Note 1 to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify Transformational Data Sharing ETF
	Period Ended March 31, 2024 (Unaudited)(a)	Year Ended October 31, 2023	Year Ended October 31, 2022
Operations:
Net Investment Income (Loss)	$6,631,282	$8,744,358	$11,637,629
Net Realized Gain (Loss) on Investments and Foreign Currency	152,294,003	(190,252,101)	(181,682,166)
Net Change in Unrealized Appreciation/(Depreciation) on Investments, Foreign Currency, and Securities Sold Short	251,687,217	225,293,158	(757,847,628)
Net Increase (Decrease) in Net Assets Resulting from Operations	410,612,502	43,785,415	(927,892,165)

Distributions to Shareholders:
Dividends and Distributions	(12,491,001)	—	(167,906,335)
Total Distributions	(12,491,001)	—	(167,906,335)

Capital Share Transactions:
Subscriptions	649,391,070	17,641,355	320,208,315
Redemptions	(724,031,010)	(98,650,555)	(255,162,225)
Transaction Fees (Note 1)	6,716	—	526
Increase (Decrease) in Net Assets from Capital Share Transactions	(74,633,224)	(81,009,200)	65,046,616

Total Increase (Decrease) in Net Assets	323,488,277	(37,223,785)	(1,030,751,884)

Net Assets:
Beginning of Period	427,074,600	464,298,385	1,495,050,269
End of Period	$750,562,877	$427,074,600	$464,298,385

Share Transactions:
Subscriptions	23,350,000	950,000	6,700,000
Redemptions	(23,500,000)	(5,250,000)	(8,650,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(150,000)	(4,300,000)	(1,950,000)
(a)	For the period November 1, 2023 to March 31, 2024. See Note 1 to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify Lithium & Battery Technology ETF
	Period Ended March 31, 2024 (Unaudited)(a)	Year Ended October 31, 2023	Year Ended October 31, 2022
Operations:
Net Investment Income (Loss)	$829,923	$3,022,707	$6,356,741
Net Realized Gain (Loss) on Investments and Foreign Currency	(29,410,899)	(27,199,764)	(8,576,670)
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency	28,283,799	(867,592)	(86,320,529)
Net Increase (Decrease) in Net Assets Resulting from Operations	(297,177)	(25,044,649)	(88,540,458)

Distributions to Shareholders:
Dividends and Distributions	(3,657,984)	(6,037,095)	(5,449,017)
Total Distributions	(3,657,984)	(6,037,095)	(5,449,017)

Capital Share Transactions:
Subscriptions	1,802,440	7,256,025	96,179,630
Redemptions	(18,456,795)	(25,274,805)	(76,589,950)
Transaction Fees (Note 1)	7,124	11,624	53,717
Increase (Decrease) in Net Assets from Capital Share Transactions	(16,647,231)	(18,007,156)	19,643,397

Total Increase (Decrease) in Net Assets	(20,602,392)	(49,088,900)	(74,346,078)

Net Assets:
Beginning of Period	110,702,207	159,791,107	234,137,185
End of Period	$90,099,815	$110,702,207	$159,791,107

Share Transactions:
Subscriptions	200,000	550,000	5,300,000
Redemptions	(1,900,000)	(2,000,000)	(4,550,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(1,700,000)	(1,450,000)	750,000
(a)	For the period November 1, 2023 to March 31, 2024. See Note 1 to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify BlackSwan Growth & Treasury Core ETF
	Period Ended March 31, 2024 (Unaudited)(a)	Year Ended October 31, 2023	Year Ended October 31, 2022
Operations:
Net Investment Income (Loss)	$2,098,243	$6,854,775	$6,402,663
Net Realized Gain (Loss) on Investments	2,506,295	(40,187,128)	(55,800,715)
Net Change in Unrealized Appreciation/(Depreciation) on Investments	31,535,407	30,752,637	(120,239,328)
Net Increase (Decrease) in Net Assets Resulting from Operations	36,139,945	(2,579,716)	(169,637,380)

Distributions to Shareholders:
Dividends and Distributions	(2,604,813)	(6,977,010)	(49,750,465)
Total Distributions	(2,604,813)	(6,977,010)	(49,750,465)

Capital Share Transactions:
Subscriptions	1,117,400	18,978,247	378,151,950
Redemptions	(38,112,673)	(102,136,336)	(795,833,189)
Increase (Decrease) in Net Assets from Capital Share Transactions	(36,995,273)	(83,158,089)	(417,681,239)

Total Increase (Decrease) in Net Assets	(3,460,141)	(92,714,815)	(637,069,084)

Net Assets:
Beginning of Period	181,682,701	274,397,516	911,466,600
End of Period	$178,222,560	$181,682,701	$274,397,516

Share Transactions:
Subscriptions	40,000	780,000	10,650,000
Redemptions	(1,500,000)	(4,080,000)	(25,030,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(1,460,000)	(3,300,000)	(14,380,000)
(a)	For the period November 1, 2023 to March 31, 2024. See Note 1 to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify Emerging Markets FinTech ETF
	Period Ended March 31, 2024 (Unaudited)(a)	Year Ended October 31, 2023	Year Ended October 31, 2022
Operations:
Net Investment Income (Loss)	$6,108	$41,623	$67,045
Net Realized Gain (Loss) on Investments and Foreign Currency	(352,533)	(621,158)	(5,656,205)
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency	698,474	633,399	425,425
Net Increase (Decrease) in Net Assets Resulting from Operations	352,049	53,864	(5,163,735)

Distributions to Shareholders:
Dividends and Distributions	(103,787)	(6,458)	—
Total Distributions	(103,787)	(6,458)	—

Capital Share Transactions:
Redemptions	—	(530,910)	(3,371,133)
Transaction Fees (Note 1)	—	575	—
Increase (Decrease) in Net Assets from Capital Share Transactions	—	(530,335)	(3,371,133)

Total Increase (Decrease) in Net Assets	248,262	(482,929)	(8,534,868)

Net Assets:
Beginning of Period	1,854,047	2,336,976	10,871,844
End of Period	$2,102,309	$1,854,047	$2,336,976

Share Transactions:
Redemptions	—	(25,000)	(125,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	—	(25,000)	(125,000)
(a)	For the period November 1, 2023 to March 31, 2024. See Note 1 to the Financial Statements.
The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify Seymour Cannabis ETF
	Period Ended March 31, 2024 (Unaudited)(a)	Year Ended October 31, 2023	Year Ended October 31, 2022
Operations:
Net Investment Income (Loss)	$156,738	$379,055	$28,189
Net Realized Gain (Loss) on Investments and Foreign Currency and Swaps	(10,812,273)	(15,091,725)	(40,016,078)
Net Change in Unrealized Appreciation/(Depreciation) on Investments, Foreign Currency and Swaps	24,404,712	(5,504,762)	(24,020,718)
Net Increase (Decrease) in Net Assets Resulting from Operations	13,749,177	(20,217,432)	(64,008,607)

Distributions to Shareholders:
Dividends and Distributions	—	—	(960)
Total Distributions	—	—	(960)

Capital Share Transactions:
Subscriptions	—	1,912,410	9,048,720
Redemptions	—	(555,060)	(5,949,360)
Increase (Decrease) in Net Assets from Capital Share Transactions	—	1,357,350	3,099,360

Total Increase (Decrease) in Net Assets	13,749,177	(18,860,082)	(60,910,207)

Net Assets:
Beginning of Period	23,590,528	42,450,610	103,360,817
End of Period	$37,339,705	$23,590,528	$42,450,610

Share Transactions:
Subscriptions	—	400,000	(650,000)
Redemptions	—	(150,000)	(400,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	—	250,000	(1,050,000)
(a)	For the period November 1, 2023 to March 31, 2024. See Note 1 to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify BlackSwan ISWN ETF
	Period Ended March 31, 2024 (Unaudited)(a)	Year Ended October 31, 2023	Year Ended October 31, 2022
Operations:
Net Investment Income (Loss)	$492,354	$1,088,316	$594,092
Net Realized Gain (Loss) on Investments	115,909	(3,891,829)	(8,354,905)
Net Change in Unrealized Appreciation/(Depreciation) on Investments	5,274,089	2,140,436	(6,900,721)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,882,352	(663,077)	(14,661,534)

Distributions to Shareholders:
Dividends and Distributions	(595,840)	(1,056,161)	(704,129)
Total Distributions	(595,840)	(1,056,161)	(704,129)

Capital Share Transactions:
Subscriptions	—	10,617,990	21,448,860
Redemptions	(3,785,410)	(2,816,528)	(18,089,013)
Increase (Decrease) in Net Assets from Capital Share Transactions	(3,785,410)	7,801,462	3,359,847

Total Increase (Decrease) in Net Assets	1,501,102	6,082,224	(12,005,816)

Net Assets:
Beginning of Period	37,429,830	31,347,606	43,353,422
End of Period	$38,930,932	$37,429,830	$31,347,606

Share Transactions:
Subscriptions	—	575,000	900,000
Redemptions	(200,000)	(150,000)	(825,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(200,000)	425,000	75,000
(a)	For the period November 1, 2023 to March 31, 2024. See Note 1 to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify Thematic All-Stars ETF
	Period Ended March 31, 2024 (Unaudited)(a)	Year Ended October 31, 2023	Year Ended October 31, 2022
Operations:
Net Investment Income (Loss)	$935	$1,374	$(2,522)
Net Realized Gain (Loss) on Investments and Foreign Currency	(307,971)	(1,495,220)	(2,605,469)
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency	1,100,566	1,556,485	(3,878,252)
Net Increase (Decrease) in Net Assets Resulting from Operations	793,530	62,639	(6,486,243)

Distributions to Shareholders:
Dividends and Distributions	—	—	(378)
Total Distributions	—	—	(378)

Capital Share Transactions:
Subscriptions	—	—	8,474,088
Redemptions	(514,897)	(2,467,558)	(8,468,128)
Transaction Fees (Note 1)	—	28	456
Increase (Decrease) in Net Assets from Capital Share Transactions	(514,897)	(2,467,530)	6,416

Total Increase (Decrease) in Net Assets	278,633	(2,404,891)	(6,480,205)

Net Assets:
Beginning of Period	2,422,732	4,827,623	11,307,828
End of Period	$2,701,365	$2,422,732	$4,827,623

Share Transactions:
Subscriptions	—	—	325,000
Redemptions	(25,000)	(150,000)	(425,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(25,000)	(150,000)	(100,000)
(a)	For the period November 1, 2023 to March 31, 2024. See Note 1 to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statement of Changes in Net Assets

	Amplify BlackSwan Tech & Treasury ETF
	Period Ended March 31, 2024 (Unaudited)(a)	Year Ended October 31, 2023	Year Ended October 31, 2022(b)
Operations:
Net Investment Income (Loss)	$28,707	$66,795	$35,739
Net Realized Gain (Loss) on Investments	146,589	(131,904)	(623,437)
Net Change in Unrealized Appreciation/(Depreciation) on Investments	258,135	182,747	(276,453)
Net Increase (Decrease) in Net Assets Resulting from Operations	433,431	117,638	(864,151)

Distributions to Shareholders:
Dividends and Distributions	(34,163)	(68,651)	(28,429)
Total Distributions	(34,163)	(68,651)	(28,429)

Capital Share Transactions:
Subscriptions	—	—	4,293,098
Redemptions	—	(853,823)	(432,738)
Increase (Decrease) in Net Assets from Capital Share Transactions	—	(853,823)	3,860,360

Total Increase (Decrease) in Net Assets	399,268	(804,836)	2,967,780

Net Assets:
Beginning of Period	2,162,944	2,967,780	—
End of Period	$2,562,212	$2,162,944	$2,967,780

Share Transactions:
Subscriptions	—	—	200,000
Redemptions	—	(50,000)	(25,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	—	(50,000)	175,000
(a)	For the period November 1, 2023 to March 31, 2024. See Note 1 to the Financial Statements.
(b)	The Fund commenced operations on December 8, 2021.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Consolidated Statement of Changes in Net Assets

	Amplify Inflation Fighter ETF
	Period Ended March 31, 2024 (Unaudited)(a)	Year Ended October 31, 2023	Year Ended October 31, 2022(b)
Operations:
Net Investment Income (Loss)	$44,800	$68,716	$98,454
Net Realized Gain (Loss) on Investments, Foreign Currency and Futures	525,570	(766,125)	(994,146)
Net Change in Unrealized Appreciation/(Depreciation) on Investments, Foreign Currency and Futures	1,330,818	2,152,886	(3,202,222)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,901,188	1,455,477	(4,097,914)

Distributions to Shareholders:
Dividends and Distributions	(358,028)	(54,504)	—
Total Distributions	(358,028)	(54,504)	—

Capital Share Transactions:
Subscriptions	—	535,873	23,417,260
Redemptions	(2,002,645)	(4,899,805)	(8,135,840)
Transaction Fees (Note 1)	—	29	2,305
Increase (Decrease) in Net Assets from Capital Share Transactions	(2,002,645)	(4,363,903)	15,283,725

Total Increase (Decrease) in Net Assets	(459,485)	(2,962,930)	11,185,811

Net Assets:
Beginning of Period	8,222,881	11,185,811	—
End of Period	$7,763,396	$8,222,881	$11,185,811

Share Transactions:
Subscriptions	—	25,000	900,000
Redemptions	(75,000)	(225,000)	(350,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(75,000)	(200,000)	550,000
(a)	For the period November 1, 2023 to March 31, 2024. See Note 1 to the Financial Statements.
(b)	The Fund commenced operations on February 2, 2022.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statement of Changes in Net Assets

	Amplify Natural Resources Dividend Income ETF
	Period Ended March 31, 2024 (Unaudited)(a)	Year Ended October 31, 2023	Year Ended October 31, 2022(b)
Operations:
Net Investment Income (Loss)	$207,764	$365,921	$8,965
Net Realized Gain (Loss) on Investments and Foreign Currency	39,826	115,903	36,776
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency	1,156,620	220	(17,176)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,404,210	482,044	28,565

Distributions to Shareholders:
Dividends and Distributions	(296,140)	(365,917)	(8,953)
Return of Capital	—	(129,309)	(848)
Total Distributions	(296,140)	(495,226)	(9,801)

Capital Share Transactions:
Subscriptions	3,394,323	11,763,898	2,486,810
Redemptions	(1,992,608)	(4,498,650)	(629,485)
Increase (Decrease) in Net Assets from Capital Share Transactions	1,401,715	7,265,248	1,857,325

Total Increase (Decrease) in Net Assets	2,509,785	7,252,066	1,876,089

Net Assets:
Beginning of Period	9,128,155	1,876,089	—
End of Period	$11,637,940	$9,128,155	$1,876,089

Share Transactions:
Subscriptions	125,000	450,000	100,000
Redemptions	(75,000)	(175,000)	(25,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	50,000	275,000	75,000

(a)   For the period November 1, 2023 to March 31, 2024. See Note 1 to the Financial Statements.

(b)   The Fund commenced operations on August 23, 2022.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statement of Changes in Net Assets

	Amplify International Enhanced Dividend Income ETF
	Period Ended March 31, 2024 (Unaudited)(a)	Year Ended October 31, 2023	Year Ended October 31, 2022(b)
Operations:
Net Investment Income (Loss)	$777,447	$851,164	$5,879
Net Realized Gain (Loss) on Investments, Options Written, and Payment from Affiliate	(560,760)	(992,658)	(2,018)
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Options Written	12,158,674	(242,709)	(39,515)
Net Increase (Decrease) in Net Assets Resulting from Operations	12,375,361	(384,203)	(35,654)

Distributions to Shareholders:
Dividends and Distributions	(2,088,900)	(866,121)	(5,879)
Return of Capital	—	(583,515)	(12,496)
Total Distributions	(2,088,900)	(1,449,636)	(18,375)

Capital Share Transactions:
Subscriptions	59,478,745	45,304,688	2,478,528
Redemptions	(7,292,175)	(3,441,413)	(606,125)
Transaction Fees (Note 1)	—	5,701	—
Increase (Decrease) in Net Assets from Capital Share Transactions	52,186,570	41,868,976	1,872,403

Total Increase (Decrease) in Net Assets	62,473,031	40,035,137	1,818,374

Net Assets:			—
Beginning of Period	41,853,511	1,818,374
End of Period	$104,326,542	$41,853,511	$1,818,374

Share Transactions:
Subscriptions	2,100,000	1,650,000	100,000
Redemptions	(275,000)	(125,000)	(25,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	1,825,000	1,525,000	75,000

(a)   For the period November 1, 2023 to March 31, 2024. See Note 1 to the Financial Statements.

(b)   The Fund commenced operations on September 8, 2022.
The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statement of Changes in Net Assets

	Amplify Cash Flow Dividend Leaders ETF
	Period Ended March 31, 2024 (Unaudited)(a)	Period Ended October 31, 2023(b)
Operations:
Net Investment Income (Loss)	$91,320	$7,010
Net Realized Gain (Loss) on Investments	848,872	(5,729)
Net Change in Unrealized Appreciation/(Depreciation) on Investments	1,274,275	(262,022)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,214,467	(260,741)

Distributions to Shareholders:
Dividends and Distributions	(91,702)	(6,480)
Total Distributions	(91,702)	(6,480)

Capital Share Transactions:
Subscriptions	12,693,927	5,403,868
Redemptions	(4,454,480)	—
Increase (Decrease) in Net Assets from Capital Share Transactions	8,239,447	5,403,868

Total Increase (Decrease) in Net Assets	10,362,212	5,136,647

Net Assets:
Beginning of Period	5,136,647	—
End of Period	$15,498,859	$5,136,647

Share Transactions:
Subscriptions	460,000	220,000
Redemptions	(160,000)	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	300,000	220,000

(a)   For the period November 1, 2023 to March 31, 2024. See Note 1 to the Financial Statements.

(b)   The Fund commenced operations on September 12, 2023.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statement of Changes in Net Assets

	Amplify Cash Flow High Income ETF
	Period Ended March 31, 2024 (Unaudited)(a)	Period Ended October 31, 2023(b)
Operations:
Net Investment Income (Loss)	$26,389	$3,543
Net Realized Gain (Loss) on Investments and Swaps	(125,578)	5,228
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Swaps	680,052	(149,162)
Net Increase (Decrease) in Net Assets Resulting from Operations	580,863	(140,391)

Distributions to Shareholders:
Dividends and Distributions	(103,892)	(20,026)
Total Distributions	(103,892)	(20,026)

Capital Share Transactions:
Subscriptions	—	2,975,706
Increase (Decrease) in Net Assets from Capital Share Transactions	—	2,975,706

Total Increase (Decrease) in Net Assets	476,971	2,815,289

Net Assets:
Beginning of Period	2,815,289	—
End of Period	$3,292,260	$2,815,289

Share Transactions:
Subscriptions	—	120,000
Net Increase (Decrease) in Shares Outstanding from Share Transactions	—	120,000

(a)   For the period November 1, 2023 to March 31, 2024. See Note 1 to the Financial Statements.

(b)   The Fund commenced operations on September 19, 2023.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statement of Changes in Net Assets

Amplify Samsung SOFR ETF
Period Ended March 31, 2024 (Unaudited)(a)
Operations:
Net Investment Income (Loss)	$2,719,862
Net Increase (Decrease) in Net Assets Resulting from Operations	2,719,862

Distributions to Shareholders:
Dividends and Distributions	(2,738,562)
Total Distributions	(2,738,562)

Capital Share Transactions:
Subscriptions	155,290,680
Transaction Fees (Note 1)	42,116
Increase (Decrease) in Net Assets from Capital Share Transactions	155,332,796

Total Increase (Decrease) in Net Assets	155,314,096

Net Assets:
Beginning of Period	—
End of Period	$155,314,096

Share Transactions:
Subscriptions	1,550,000
Net Increase (Decrease) in Shares Outstanding from Share Transactions	1,550,000

(a)   The Fund commenced operations on November 14, 2023.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statement of Changes in Net Assets

	Amplify Junior Silver Miners ETF
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Operations:
Net Investment Income (Loss)	$(546,378)	$(1,107,772)
Net Realized Gain (Loss) on Investments and Foreign Currency	(88,893,406)	(132,946,837)
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency	194,226,562	86,306,661
Net Increase (Decrease) in Net Assets Resulting from Operations	104,786,778	(47,747,948)

Distributions to Shareholders:
Dividends and Distributions	(60,499)	(380,891)
Total Distributions	(60,499)	(380,891)

Capital Share Transactions:
Subscriptions	40,567,765	47,001,305
Redemptions	(5,885,750)	(24,831,770)
Increase (Decrease) in Net Assets from Capital Share Transactions	34,682,015	22,169,535

Total Increase (Decrease) in Net Assets	139,408,294	(25,959,304)

Net Assets:
Beginning of Period	580,398,296	606,357,600
End of Period	$719,806,590	$580,398,296

Share Transactions:
Subscriptions	4,500,000	4,500,000
Redemptions	(650,000)	(2,350,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	3,850,000	2,150,000

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statement of Changes in Net Assets

	Amplify Cybersecurity ETF
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Operations:
Net Investment Income (Loss)	$2,249,165	$2,841,653
Net Realized Gain (Loss) on Investments and Foreign Currency	87,800,644	(4,404,126)
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency	255,734,158	250,682,598
Net Increase (Decrease) in Net Assets Resulting from Operations	345,783,967	249,120,125

Distributions to Shareholders:
Dividends and Distributions	(2,297,225)	(3,006,286)
Total Distributions	(2,297,225)	(3,006,286)

Capital Share Transactions:
Subscriptions	365,069,730	—
Redemptions	(357,629,585)	(253,836,840)
Increase (Decrease) in Net Assets from Capital Share Transactions	7,440,145	(253,836,840)

Total Increase (Decrease) in Net Assets	350,926,887	(7,723,001)

Net Assets:
Beginning of Period	1,423,792,451	1,431,515,452
End of Period	$1,774,719,338	$1,423,792,451

Share Transactions:
Subscriptions	5,700,000	—
Redemptions	(5,650,000)	(5,400,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	50,000	(5,400,000)

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statement of Changes in Net Assets

	Amplify Mobile Payments ETF
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Operations:
Net Investment Income (Loss)	$73,099	$268,653
Net Realized Gain (Loss) on Investments and Foreign Currency	(21,454,185)	(61,842,716)
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency	122,669,932	89,485,662
Net Increase (Decrease) in Net Assets Resulting from Operations	101,288,846	27,911,599

Distributions to Shareholders:
Dividends and Distributions	(416,255)	—
Total Distributions	(416,255)	—

Capital Share Transactions:
Subscriptions	6,747,635	4,069,200
Redemptions	(104,109,245)	(182,204,515)
Transaction Fees (Note 1)	13,588	30,615
Increase (Decrease) in Net Assets from Capital Share Transactions	(97,348,022)	(178,104,700)

Total Increase (Decrease) in Net Assets	3,524,569	(150,193,101)

Net Assets:
Beginning of Period	357,014,888	507,207,989
End of Period	$360,539,457	$357,014,888

Share Transactions:
Subscriptions	150,000	100,000
Redemptions	(2,400,000)	(4,400,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(2,250,000)	(4,300,000)

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statement of Changes in Net Assets

	Amplify BlueStar Israel Technology ETF
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Operations:
Net Investment Income (Loss)	$(76,197)	$4,690
Net Realized Gain (Loss) on Investments and Foreign Currency	(3,588,000)	(7,538,396)
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency	16,811,556	2,306,574
Net Increase (Decrease) in Net Assets Resulting from Operations	13,147,359	(5,227,132)

Capital Share Transactions:
Subscriptions	2,282,100	2,257,030
Redemptions	(17,040,110)	(24,783,240)
Increase (Decrease) in Net Assets from Capital Share Transactions	(14,758,010)	(22,526,210)

Total Increase (Decrease) in Net Assets	(1,610,651)	(27,753,342)

Net Assets:
Beginning of Period	88,689,518	116,442,860
End of Period	$87,078,867	$88,689,518

Share Transactions:
Subscriptions	50,000	50,000
Redemptions	(400,000)	(550,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(350,000)	(500,000)

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statement of Changes in Net Assets

	Amplify Etho Climate Leadership U.S. ETF
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Operations:
Net Investment Income (Loss)	$1,260,764	$2,086,680
Net Realized Gain (Loss) on Investments	3,044,878	(8,294,769)
Net Change in Unrealized Appreciation/(Depreciation) on Investments	24,636,931	20,608,883
Net Increase (Decrease) in Net Assets Resulting from Operations	28,942,573	14,400,794

Distributions to Shareholders:
Dividends and Distributions	(1,422,177)	(2,120,978)
Total Distributions	(1,422,177)	(2,120,978)

Capital Share Transactions:
Subscriptions	2,897,420	17,582,385
Redemptions	(12,962,050)	(5,011,035)
Increase (Decrease) in Net Assets from Capital Share Transactions	(10,064,630)	12,571,350

Total Increase (Decrease) in Net Assets	17,455,766	24,851,166

Net Assets:
Beginning of Period	172,521,330	147,670,164
End of Period	$189,977,096	$172,521,330

Share Transactions:
Subscriptions	50,000	350,000
Redemptions	(250,000)	(100,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(200,000)	250,000

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statement of Changes in Net Assets

	Amplify Alternative Harvest ETF
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Operations:
Net Investment Income (Loss)	$6,312,629	$8,118,418
Net Realized Gain (Loss) on Investments and Foreign Currency	(161,918,709)	(478,360,334)
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency	196,542,475	411,153,991
Net Increase (Decrease) in Net Assets Resulting from Operations	40,936,395	(59,087,925)

Distributions to Shareholders:
Dividends and Distributions	(7,626,950)	(8,926,095)
Total Distributions	(7,626,950)	(8,926,095)

Capital Share Transactions:
Subscriptions	—	13,603,540
Redemptions	(10,219,650)	(10,704,480)
Increase (Decrease) in Net Assets from Capital Share Transactions	(10,219,650)	2,899,060

Total Increase (Decrease) in Net Assets	23,089,795	(65,114,960)

Net Assets:
Beginning of Period	259,614,775	324,729,735
End of Period	$282,704,570	$259,614,775

Share Transactions:
Subscriptions	—	3,400,000
Redemptions	(3,500,000)	(2,250,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(3,500,000)	1,150,000

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statement of Changes in Net Assets

	Amplify Global Cloud Technology ETF
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Operations:
Net Investment Income (Loss)	$6,446	$3,724
Net Realized Gain (Loss) on Investments and Foreign Currency	1,805,338	(1,237,671)
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency	5,056,581	5,913,497
Net Increase (Decrease) in Net Assets Resulting from Operations	6,868,365	4,679,550

Distributions to Shareholders:
Dividends and Distributions	(6,153)	—
Total Distributions	(6,153)	—

Capital Share Transactions:
Subscriptions	7,081,285	3,532,080
Redemptions	(5,794,835)	(6,480,250)
Transaction Fees (Note 1)	157	136
Increase (Decrease) in Net Assets from Capital Share Transactions	1,286,607	(2,948,034)

Total Increase (Decrease) in Net Assets	8,148,819	1,731,516

Net Assets:
Beginning of Period	24,656,066	22,924,550
End of Period	$32,804,885	$24,656,066

Share Transactions:
Subscriptions	150,000	100,000
Redemptions	(150,000)	(200,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	—	(100,000)

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust Statement of Changes in Net Assets
	Amplify Video Game Tech ETF
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Operations:
Net Investment Income (Loss)	$12,310	$146,187
Net Realized Gain (Loss) on Investments and Foreign Currency	(876,735)	(13,694,128)
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency	4,515,225	16,680,126
Net Increase (Decrease) in Net Assets Resulting from Operations	3,650,800	3,132,185

Distributions to Shareholders:
Dividends and Distributions	(22,580)	—
Total Distributions	(22,580)	—

Capital Share Transactions:
Redemptions	(5,695,615)	(11,294,385)
Transaction Fees (Note 1)	2,927	5,825
Increase (Decrease) in Net Assets from Capital Share Transactions	(5,692,688)	(11,288,560)

Total Increase (Decrease) in Net Assets	(2,064,468)	(8,156,375)

Net Assets:
Beginning of Period	42,844,354	51,000,729
End of Period	$40,779,886	$42,844,354

Share Transactions:
Redemptions	(100,000)	(200,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(100,000)	(200,000)
The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust Statement of Changes in Net Assets
	Amplify AI Powered Equity ETF
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Operations:
Net Investment Income (Loss)	$458,875	$1,256,378
Net Realized Gain on Investments	20,468,395	(10,338,720)
Net Change in Unrealized Appreciation/(Depreciation) on Investments	1,640,029	11,416,406
Net Increase (Decrease) in Net Assets Resulting from Operations	22,567,299	2,334,064

Distributions to Shareholders:
Dividends and Distributions	(482,288)	(1,342,664)
Total Distributions	(482,288)	(1,342,664)

Capital Share Transactions:
Subscriptions	3,089,813	25,157,710
Redemptions	(16,916,953)	(23,259,583)
Increase (Decrease) in Net Assets from Capital Share Transactions	(13,827,140)	1,898,127

Total Increase (Decrease) in Net Assets	8,257,871	2,889,527

Net Assets:
Beginning of Period	101,949,817	99,060,290
End of Period	$110,207,688	$101,949,817

Share Transactions:
Subscriptions	100,000	775,000
Redemptions	(500,000)	(775,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(400,000)	—

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust Statement of Changes in Net Assets
	Amplify Travel Tech ETF
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Operations:
Net Investment Income (Loss)	$112,772	$(655,431)
Net Realized Gain (Loss) on Investments and Foreign Currency	(6,139,938)	(56,416,763)
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency	24,831,561	67,391,971
Net Increase (Decrease) in Net Assets Resulting from Operations	18,804,395	10,319,777

Distributions to Shareholders:
Dividends and Distributions	(111,311)	—
Total Distributions	(111,311)	—

Capital Share Transactions:
Subscriptions	4,941,475	—
Redemptions	(38,377,305)	(53,125,815)
Transaction Fees (Note 1)	6,110	16,484
Increase (Decrease) in Net Assets from Capital Share Transactions	(33,429,720)	(53,109,331)

Total Increase (Decrease) in Net Assets	(14,736,636)	(42,789,554)

Net Assets:
Beginning of Period	103,928,756	146,718,310
End of Period	$89,192,120	$103,928,756

Share Transactions:
Subscriptions	250,000	—
Redemptions	(2,050,000)	(3,100,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(1,800,000)	(3,100,000)

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust Statement of Changes in Net Assets
	Amplify Treatments, Testing and Advancements ETF
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Operations:
Net Investment Income (Loss)	$68,458	$174,223
Net Realized Gain on Investments	(2,715,764)	(8,004,971)
Net Change in Unrealized Appreciation/(Depreciation) on Investments	3,053,427	6,310,769
Net Increase (Decrease) in Net Assets Resulting from Operations	406,121	(1,519,979)

Distributions to Shareholders:
Dividends and Distributions	(67,409)	(192,053)
Total Distributions	(67,409)	(192,053)

Capital Share Transactions:
Redemptions	(2,685,790)	(6,599,865)
Increase (Decrease) in Net Assets from Capital Share Transactions	(2,685,790)	(6,599,865)

Total Increase (Decrease) in Net Assets	(2,347,078)	(8,311,897)

Net Assets:
Beginning of Period	13,451,335	21,763,232
End of Period	$11,104,257	$13,451,335

Share Transactions:
Redemptions	(150,000)	(300,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(150,000)	(300,000)

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust Statement of Changes in Net Assets
	Amplify U.S. Alternative Harvest ETF
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Operations:
Net Investment Income (Loss)	$2,516,295	$5,366,178
Net Realized Gain (Loss) on Investments, Foreign Currency and Swaps	(2,557,400)	(15,572,050)
Net Change in Unrealized Appreciation/(Depreciation) on Investments, Foreign Currency and Swaps	22,648,096	(2,096,619)
Net Increase (Decrease) in Net Assets Resulting from Operations	22,606,991	(12,302,491)

Distributions to Shareholders:
Dividends and Distributions	(2,518,432)	—
Total Distributions	(2,518,432)	—

Capital Share Transactions:
Subscriptions	899,338	100,679,726
Redemptions	(31,999,354)	(36,219,769)
Increase (Decrease) in Net Assets from Capital Share Transactions	(31,100,016)	64,459,957

Total Increase (Decrease) in Net Assets	(11,011,457)	52,157,466

Net Assets:
Beginning of Period	137,124,062	84,966,596
End of Period	$126,112,605	$137,124,062

Share Transactions:
Subscriptions	420,000	56,940,000
Redemptions	(15,830,000)	(22,390,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(15,410,000)	34,550,000

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify High Income ETF

Financial Highlights

	Period Ended March 31, 2024(a)		Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020	Period Ended October 31, 2019(b)
Net Asset Value, Beginning of Year/Period	$10.60		$11.60	$17.04	$14.28	$17.62	$16.09
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(c)	0.49		1.12	0.89	0.81	0.97	0.86
Net Realized and Unrealized Gain (Loss)(d)	1.52		(0.68)	(4.89)	3.48	(2.69)	1.97
Total from Investment Operations	2.01		0.44	(4.00)	4.29	(1.72)	2.83

Distributions to Shareholders
Net Investment Income	(0.60)		(1.09)	(0.93)	(0.86)	(1.03)	(0.87)
Return of Capital	—		(0.35)	(0.51)	(0.67)	(0.59)	(0.43)
Total from Distributions	(0.60)		(1.44)	(1.44)	(1.53)	(1.62)	(1.30)

Capital Share Transactions
Transaction Fees	—		—	0.00 (e)	0.00 (e)	0.00 (e)	—

Net Asset Value, End of Year/Period	$12.01		$10.60	$11.60	$17.04	$14.28	$17.62

Total Return on Net Asset Value(f)	19.20	%(g)	3.52%	-24.46%	30.71%	-9.84%	17.86	%(g)

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$455,177		$340,947	$298,062	$448,971	$222,820	$237,004
Ratio of Expenses to Average Net Assets	0.50	%(h)	0.50%	0.50%	0.50%	0.50%	0.50	%(h)
Ratio of Net Investment Income (Loss) to Average Net Assets(i)	10.12	%(h)	9.57%	6.23%	4.81%	6.29%	5.93	%(h)
Portfolio Turnover(j)	28	%(g)	48%	59%	90%	43%	28	%(g)
(a)	For the period November 1, 2023 to March 31, 2024. See Note 1 to the Financial Statements.
(b)	For the period January 1, 2019 to October 31, 2019.
(c)	Calculated based on average shares outstanding during the period.
(d)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(e)	Less than $0.005.
(f)

Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(g)	Not Annualized.
(h)	Annualized.
(i)

These ratios exclude the impact of expenses of underlying security holdings as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying closed-end investment companies in which the Fund invests.

(j)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify Online Retail ETF

Financial Highlights

	Period Ended March 31, 2024(a)		Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019
Net Asset Value, Beginning of Year/Period	$41.53		$40.08	$110.70	$88.69	$48.49	$43.86
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(b)	0.01		(0.06)	0.37	(0.07)	0.58	0.16
Net Realized and Unrealized Gain (Loss)(c)	16.69		1.51	(70.99)	22.70	39.77	4.47
Total from Investment Operations	16.70		1.45	(70.62)	22.63	40.35	4.63

Distributions to Shareholders
Net Investment Income	—		—	—	(0.62)	(0.15)	—
Total from Distributions	—		—	—	(0.62)	(0.15)	—

Capital Share Transactions
Transaction Fees	0.00	(d)	0.00 (d)	—	0.00 (d)	—	—

Net Asset Value, End of Year/Period	$58.23		$41.53	$40.08	$110.70	$88.69	$48.49

Total Return on Net Asset Value(h)	40.21	%(f)	3.62%	-63.80%	25.49%	83.46%	10.54%

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$183,412		$155,741	$186,360	$896,682	$971,146	$240,005
Ratio of Expenses to Average Net Assets	0.65	%(g)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.02	%(g)	-0.13%	0.56%	-0.06%	0.82%	0.33%
Portfolio Turnover(h)	14	%(f)	62%	57%	61%	28%	36%
(a)	For the period November 1, 2023 to March 31, 2024. See Note 1 to the Financial Statements.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)	Less than $0.005.
(e)

Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(f)	Not Annualized.
(g)	Annualized.
(h)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify CWP Enhanced Dividend Income ETF

Financial Highlights

	Period Ended March 31, 2024(a)		Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019
Net Asset Value, Beginning of Year/Period	$34.24		$35.41	$37.11	$29.22	$30.41	$28.51
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(b)	0.36		0.78	0.59	0.49	0.48	0.58
Net Realized and Unrealized Gain (Loss)(c)	5.04		(0.24)	(0.57)	9.22	0.79	2.93
Total from Investment Operations	5.40		0.54	0.02	9.71	1.27	3.51

Distributions to Shareholders
Net Investment Income	(0.74)		(0.77)	(0.58)	(1.56)	(0.27)	(1.61)
Net Realized Gains	—		—	(0.28)	(0.11)	(0.86)	—
Return of Capital	—		(0.94)	(0.86)	(0.15)	(1.33)	—
Total from Distributions	(0.74)		(1.71)	(1.72)	(1.82)	(2.46)	(1.61)

Capital Share Transactions
Transaction Fees	—		0.00 (d)	—	—	—	—

Net Asset Value, End of Year/Period	$38.90		$34.24	$35.41	$37.11	$29.22	$30.41

Total Return on Net Asset Value(e)	15.91	%(f)	1.47%	0.14%	33.81%	4.40%	12.63%

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$3,160,256		$2,840,053	$2,101,790	$766,353	$106,668	$21,286
Ratio of Expenses to Average Net Assets (Before Advisory Fees Waived)	0.55	%(g)	0.55%	0.55%	0.61%	0.95%	0.95%
Ratio of Expenses to Average Net Assets (After Advisory Fees Waived)	0.54	%(g)	N/A	N/A	0.54%	0.49%	0.49%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Advisory Fees Waived)	2.37	%(g)	2.20%	1.67%	1.31%	1.16%	1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets (After Advisory Fees Waived)	2.38	%(g)	N/A	N/A	1.38%	1.62%	1.96%
Portfolio Turnover(h)	39	%(f)	66%	87%	89%	86%	115%
(a)	For the period November 1, 2023 to March 31, 2024. See Note 1 to the Financial Statements.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)	Less than $0.005.
(e)

Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(f)	Not Annualized.
(g)	Annualized.
(h)	Excludes the impact of in-kind transactions.
The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust Amplify Transformational Data Sharing ETF Financial Highlights
	Period Ended March 31, 2024(a)		Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019
Net Asset Value, Beginning of Year/Period	$20.58		$18.53	$55.37	$24.80	$18.21	$17.45
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(b)	0.23		0.38	0.41	0.24	0.17	0.23
Net Realized and Unrealized Gain (Loss)(c)	15.97		1.67	(31.50)	30.98	6.80	0.71
Total from Investment Operations	16.20		2.05	(31.09)	31.22	6.97	0.94

Distributions to Shareholders
Net Investment Income	(0.34)		—	(5.75)	(0.66)	(0.39)	(0.19)
Total from Distributions	(0.34)		—	(5.75)	(0.66)	(0.39)	(0.19)

Capital Share Transactions
Transaction Fees	0.00	(d)	—	0.00 (d)	0.01	0.01	0.01

Net Asset Value, End of Year/Period	$36.44		$20.58	$18.53	$55.37	$24.80	$18.21

Total Return on Net Asset Value(e)	78.82	%(f)	11.05%	-61.76%	127.54%	38.97%	5.72%

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$750,563		$427,075	$464,298	$1,495,050	$132,705	$99,269
Ratio of Expenses to Average Net Assets (Before Advisory Fees Waived)	0.70	%(g)	0.70%	0.70%	0.73%	0.90%	0.90%
Ratio of Expenses to Average Net Assets (After Advisory Fees Waived)	N/A		N/A	N/A	0.70%	0.70%	0.70%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Advisory Fees Waived)	1.94	%(g)	1.94%	1.33%	0.47%	0.65%	1.15%
Ratio of Net Investment Income (Loss) to Average Net Assets (After Advisory Fees Waived)	N/A		N/A	N/A	0.50%	0.85%	1.35%
Portfolio Turnover(h)	21	%(f)	36%	39%	41%	44%	35%
(a)	For the period November 1, 2023 to March 31, 2024. See Note 1 to the Financial Statements.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)	Less than $0.005.
(e)

Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(f)	Not Annualized.
(g)	Annualized.
(h)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust Amplify Lithium & Battery Technology ETF Financial Highlights
	Period Ended March 31, 2024(a)		Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019
Net Asset Value, Beginning of Year/Period	$9.84		$12.58	$19.59	$10.83	$10.59	$12.87
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(b)	0.08		0.25	0.49	0.27	0.16	0.29
Net Realized and Unrealized Gain (Loss)(c)	(0.15)		(2.51)	(7.08)	8.50	0.41	(2.48)
Total from Investment Operations	(0.07)		(2.26)	(6.59)	8.77	0.57	(2.19)

Distributions to Shareholders
Net Investment Income	(0.34)		(0.48)	(0.42)	(0.03)	(0.35)	(0.10)
Total from Distributions	(0.34)		(0.48)	(0.42)	(0.03)	(0.35)	(0.10)

Capital Share Transactions
Transaction Fees	0.00	(d)	0.00 (d)	0.00 (d)	0.02	0.02	0.01

Net Asset Value, End of Year/Period	$9.43		$9.84	$12.58	$19.59	$10.83	$10.59

Total Return on Net Asset Value(e)	-1.05	%(f)	-18.52%	-34.28%	81.32%	5.56%	-16.96%

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$90,100		$110,702	$159,791	$234,137	$9,747	$4,767
Ratio of Expenses to Average Net Assets (Before Advisory Fees Waived)	0.59	%(g)	0.59%	0.59%	0.59%	0.89%	0.92%
Ratio of Expenses to Average Net Assets (After Advisory Fees Waived)	N/A		N/A	N/A	N/A	0.71%	0.72%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Advisory Fees Waived)	1.96	%(g)	1.98%	3.05%	1.57%	1.42%	2.23%
Ratio of Net Investment Income (Loss) to Average Net Assets (After Advisory Fees Waived)	N/A		N/A	N/A	N/A	1.60%	2.43%
Portfolio Turnover(h)	28	%(f)	42%	42%	51%	131%	61%
(a)	For the period November 1, 2023 to March 31, 2024. See Note 1 to the Financial Statements.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)	Less than $0.005.
(e)

Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(f)	Not Annualized.
(g)	Annualized.
(h)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust Amplify BlackSwan Growth & Treasury Core ETF Financial Highlights
	Period Ended March 31, 2024(a)		Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020		Period Ended October 31, 2019(b)
Net Asset Value, Beginning of Year/Period	$23.17		$24.63	$35.72	$30.87	$28.57		$25.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(c)	0.31		0.74	0.33	0.09	0.12		0.43
Net Realized and Unrealized Gain (Loss)(d)	4.85		(1.43)	(9.41)	5.25	3.05(e)		3.52
Total from Investment Operations	5.16		(0.69)	(9.08)	5.34	3.17		3.95

Distributions to Shareholders
Net Investment Income	(0.40)		(0.77)	(0.38)	(0.07)	(0.19)		(0.38)
Net Realized Gains	—		—	(1.63)	(0.42)	(0.68)		—
Total from Distributions	(0.40)		(0.77)	(2.01)	(0.49)	(0.87)		(0.38)

Capital Share Transactions
Transaction Fees	—		—	—	—	0.00	(f)	—

Net Asset Value, End of Year/Period	$27.93		$23.17	$24.63	$35.72	$30.87		$28.57

Total Return on Net Asset Value(g)	22.32	%(h)	-2.97%	-26.77%	17.44%	11.29	%(i)	15.94	%(h)

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$178,223		$181,683	$274,398	$911,467	$685,231		$124,299
Ratio of Expenses to Average Net Assets	0.49	%(j)	0.49%	0.49%	0.49%	0.49%		0.49	%(j)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.87	%(j)	2.92%	1.08%	0.25%	0.40%		1.64	%(j)
Portfolio Turnover(k)	17	%(h)	218%	286%	194%	162%		154	%(h)
(a)	For the period November 1, 2023 to March 31, 2024. See Note 1 to the Financial Statements.
(b)	The Fund commenced operations on November 5, 2018.
(c)	Calculated based on average shares outstanding during the period.
(d)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(e)	Includes a less than $0.01 gain per share derived from payment from an affiliate.
(f)	Less than $0.005.
(g)

Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(h)	Not Annualized.
(i)	Before payment from affiliate for the loss resulting from trade error, the total return for the period would have been 11.29%.
(j)	Annualized.
(k)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust Amplify Emerging Markets FinTech ETF Financial Highlights
	Period Ended March 31, 2024(a)		Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020		Period Ended October 31, 2019(b)
Net Asset Value, Beginning of Year/Period	$18.54		$18.70	$43.49	$41.54	$26.73		$25.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(c)	0.06		0.37	0.39	(0.12)	(0.07)		(0.07)
Net Realized and Unrealized Gain (Loss)(d)	3.46		(0.49)	(25.18)	2.05	14.92	(e)	1.79
Total from Investment Operations	3.52		(0.12)	(24.79)	1.93	14.85		1.72

Distributions to Shareholders
Net Investment Income	(1.04)		(0.05)	—	—	(0.05)		—
Total from Distributions	(1.04)		(0.05)	—	—	(0.05)		—

Capital Share Transactions
Transaction Fees	—		0.01	—	0.02	0.01		0.01

Net Asset Value, End of Year/Period	$21.02		$18.54	$18.70	$43.49	$41.54		$26.73

Total Return on Net Asset Value(f)	18.97	%(g)	-0.59%	-57.00%	4.68%	55.70	%(h)	6.91	%(g)

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$2,102		$1,854	$2,337	$10,872	$10,386		$2,005
Ratio of Expenses to Average Net Assets	0.69	%(i)	0.69%	0.69%	0.69%	0.69%		0.69	%(i)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.70	%(i)	1.76%	1.37%	-0.24%	-0.21%		-0.34	%(i)
Portfolio Turnover(j)	32	%(g)	57%	176%	69%	83%		64	%(g)
(a)	For the period November 1, 2023 to March 31, 2024. See Note 1 to the Financial Statements.
(b)	The Fund commenced operations on January 29, 2019.
(c)	Calculated based on average shares outstanding during the period.
(d)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(e)	Includes a $0.06 gain derived from a payment from affiliate.
(f)

Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(g)	Not Annualized.
(h)	Before payment from affiliate for the loss resulting from trade error, the total return for the period would have been 55.47%.
(i)	Annualized.
(j)	Excludes the impact of in-kind transactions.
The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust Amplify Seymour Cannabis ETF Financial Highlights
	Period Ended March 31, 2024(a)		Year Ended October 31, 2023	Year Ended October 31, 2022		Year Ended October 31, 2021	Year Ended October 31, 2020	Period Ended October 31, 2019(b)
Net Asset Value, Beginning of Year/Period	$3.66		$6.85	$17.37		$11.81	$15.61	$24.71
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(c)	0.02		0.06	0.00	(d)	0.01	0.31	0.00	(d)
Net Realized and Unrealized Gain (Loss)(e)	2.11		(3.25)	(10.52)		5.65	(4.03)	(9.10)
Total from Investment Operations	2.13		(3.19)	(10.52)		5.66	(3.72)	(9.10)

Distributions to Shareholders
Net Investment Income	—		—	(0.00	)(d)	(0.10)	(0.08)	—
Total from Distributions	—		—	(0.00	)(d)	(0.10)	(0.08)	—

Capital Share Transactions
Transaction Fees	—		—	—		—	0.00(d)	—

Net Asset Value, End of Year/Period	$5.79		$3.66	$6.85		$17.37	$11.81	$15.61

Total Return on Net Asset Value(f)	58.30	%(g)	-46.60%	-60.58%		47.93%	-24.94%	-37.28	%(g)

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$37,340		$23,591	$42,451		$103,361	$6,497	$5,465
Ratio of Expenses to Average Net Assets (Before Advisory Fees Waived/Reimbursed & Securities Lending Credit)	1.45	%(h)	1.43%	1.08%		0.97%	5.61%	6.14	%(h)
Ratio of Expenses to Average Net Assets (After Advisory Fees Waived/Reimbursed)	0.75	%(h)	0.75%	0.75%		0.75%	2.22%	5.73	%(h)
Ratio of Expenses to Average Net Assets (After Advisory Fees Waived/Reimbursed & Securities Lending Credit)	0.75	%(h)	0.75%	0.75%		0.75%	0.75%	0.75	%(h)
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Advisory Fees Waived)	0.58	%(h)	0.59%	-0.28%		-0.17%	-1.93%	6.14	%(h)
Ratio of Net Investment Income (Loss) to Average Net Assets (After Advisory Fees Waived)	1.28	%(h)	1.27%	0.05%		0.05%	2.93%	-0.10	%(h)
Portfolio Turnover(i)	2	%(g)	46%	27%		124%	64%	23	%(g)
(a)	For the period November 1, 2023 to March 31, 2024. See Note 1 to the Financial Statements.
(b)	The Fund commenced operations on July 22, 2019.
(c)	Calculated based on average shares outstanding during the period.
(d)	Less than $0.005.
(e)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(f)

Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(g)	Not Annualized.
(h)	Annualized.
(i)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust Amplify BlackSwan ISWN ETF Financial Highlights
	Period Ended March 31, 2024(a)		Year Ended October 31, 2023	Year Ended October 31, 2022	Period Ended October 31, 2021(b)
Net Asset Value, Beginning of Year/Period	$17.01		$17.66	$25.50	$25.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(c)	0.23		0.55	0.30	0.07
Net Realized and Unrealized Gain (Loss)(d)	2.52		(0.66)	(7.77)	0.48
Total from Investment Operations	2.75		(0.11)	(7.47)	0.55

Distributions to Shareholders
Net Investment Income	(0.29)		(0.54)	(0.27)	(0.05)
Net Realized Gains	—		—	(0.10)	—
Total from Distributions	(0.29)		(0.54)	(0.37)	(0.05)

Net Asset Value, End of Year/Period	$19.47		$17.01	$17.66	$25.50

Total Return on Net Asset Value(e)	16.13	%(f)	-0.80%	-29.51%	2.23	%(f)

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$38,931		$37,430	$31,348	$43,353
Ratio of Expenses to Average Net Assets	0.49	%(g)	0.49%	0.49%	0.49	%(g)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.99	%(g)	2.93%	1.42%	0.38	%(g)
Portfolio Turnover(h)	15	%(f)	195%	221%	123	%(f)
(a)	For the period November 1, 2023 to March 31, 2024. See Note 1 to the Financial Statements.
(b)	The Fund commenced operations on January 25, 2021.
(c)	Calculated based on average shares outstanding during the period.
(d)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(e)

Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(f)	Not Annualized.
(g)	Annualized.
(h)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify Thematic All-Stars ETF

Financial Highlights

	Period Ended March 31, 2024(a)		Year Ended October 31, 2023	Year Ended October 31, 2022		Period Ended October 31, 2021(b)
Net Asset Value, Beginning of Year/Period	$16.15		$16.09	$28.27		$25.05
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(c)	0.01		0.01	(0.01)		(0.02)
Net Realized and Unrealized Gain (Loss)(d)	5.45		0.05	(12.17)		3.24
Total from Investment Operations	5.46		0.06	(12.18)		3.22

Distributions to Shareholders
Net Realized Gains	—		—	(0.00	)(e)	—
Total from Distributions	—		—	(0.00	)(e)	—

Capital Share Transactions
Transaction Fees	—		0.00 (e)	0.00	(e)	0.00	(e)

Net Asset Value, End of Year/Period	$21.61		$16.15	$16.09		$28.27

Total Return on Net Asset Value(f)	33.80	%(g)	0.37%	-43.07%		12.85	%(g)(h)

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$2,701		$2,423	$4,828		$11,308
Ratio of Expenses to Average Net Assets	0.50	%(i)	0.49%	0.49%		0.49	%(i)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.08	%(i)	0.04%	-0.03%		-0.23	%(i)
Portfolio Turnover(j)	32	%(g)	66%	70%		48	%(g)
(a)	For the period November 1, 2023 to March 31, 2024. See Note 1 to the Financial Statements.
(b)	The Fund commenced operations on July 20, 2021.
(c)	Calculated based on average shares outstanding during the period.
(d)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(e)	Less than $0.005.
(f)

Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(g)	Not Annualized.
(h)	Before payment from affiliate for the loss resulting from a trade error, the total return for the period would have been 12.84%. See Note 5.
(i)	Annualized.
(j)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify BlackSwan Tech & Treasury ETF

Financial Highlights

	Period Ended March 31, 2024(a)		Year Ended October 31, 2023	Period Ended October 31, 2022(b)
Net Asset Value, Beginning of Year/Period	$17.30		$16.96	$24.95
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(c)	0.23		0.53	0.30
Net Realized and Unrealized Gain (Loss)(d)	3.24		0.36	(8.03)
Total from Investment Operations	3.47		0.89	(7.73)

Distributions to Shareholders
Net Investment Income	(0.27)		(0.55)	(0.26)
Total from Distributions	(0.27)		(0.55)	(0.26)

Net Asset Value, End of Year/Period	$20.50		$17.30	$16.96

Total Return on Net Asset Value(e)	20.06	%(f)	5.25%	-31.07	%(f)

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$2,562		$2,163	$2,968
Ratio of Expenses to Average Net Assets	0.49	%(g)	0.49%	0.49	%(g)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.80	%(g)	2.92%	1.70	%(g)
Portfolio Turnover(h)	19	%(f)	209%	153	%(f)
(a)	For the period November 1, 2023 to March 31, 2024. See Note 1 to the Financial Statements.
(b)	The Fund commenced operations on December 8, 2021.
(c)	Calculated based on average shares outstanding during the period.
(d)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(e)

Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(f)	Not Annualized.
(g)	Annualized.
(h)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify Inflation Fighter ETF

Consolidated Financial Highlightss

	Period Ended March 31, 2024(b)		Year Ended October 31, 2023	Period Ended October 31, 2022(c)
Net Asset Value, Beginning of Year/Period	$23.49		$20.34	$24.77
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(d)	0.14		0.17	0.16
Net Realized and Unrealized Gain (Loss)(e)	5.70		3.09	(4.59)
Total from Investment Operations	5.84		3.26	(4.43)

Distributions to Shareholders
Net Investment Income	(1.10)		(0.11)	—
Total from Distributions	(1.10)		(0.11)	—

Capital Share Transactions
Transaction Fees	—		0.00 (f)	0.00	(f)

Net Asset Value, End of Year/Period	$28.23		$23.49	$20.34

Total Return on Net Asset Value(g)	25.06	%(h)	16.14%	-17.88	%(h)

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$7,763		$8,223	$11,186
Ratio of Expenses to Average Net Assets	0.85	%(i)	0.85%	0.85	%(i)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.29	%(i)	0.75%	0.93	%(i)
Portfolio Turnover(j)	3	%(h)	23%	61	%(h)
(a)	Financial Highlights have been consolidated. See Note 1 in the Notes to Financial Statements for basis of consolidation.
(b)	For the period November 1, 2023 to March 31, 2024. See Note 1 to the Financial Statements.
(c)	The Fund commenced operations on February 1, 2022.
(d)	Calculated based on average shares outstanding during the period.
(e)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(f)	Less than $0.005.
(g)

Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(h)	Not Annualized.
(i)	Annualized.
(j)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust Amplify Natural Resources Dividend Income ETF Financial Highlights
	Period Ended March 31, 2024(a)		Year Ended October 31, 2023	Period Ended October 31, 2022(b)
Net Asset Value, Beginning of Year/Period	$26.08		$25.01	$25.79
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(c)	0.54		1.65	0.18
Net Realized and Unrealized Gain (Loss)(d)	3.24		1.34	(0.76)
Total from Investment Operations	3.78		2.99	(0.58)

Distributions to Shareholders
Net Investment Income	(0.77)		(1.42)	(0.18)
Return of Capital	—		(0.50)	(0.02)
Total from Distributions	(0.77)		(1.92)	(0.20)

Net Asset Value, End of Year/Period	$29.09		$26.08	$25.01

Total Return on Net Asset Value(e)	14.73	%(f)	12.34%	-2.16	%(f)

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$11,638		$9,128	$1,876
Ratio of Expenses to Average Net Assets	0.59	%(g)	0.59%	0.59	%(g)
Ratio of Net Investment Income (Loss) to Average Net Assets	4.78	%(g)	6.34%	3.94	%(g)
Portfolio Turnover(h)	52	%(f)	135%	31	%(f)
(a)	For the period November 1, 2023 to March 31, 2024. See Note 1 to the Financial Statements.
(b)	The Fund commenced operations on August 23, 2022.
(c)	Calculated based on average shares outstanding during the period.
(d)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(e)

Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(f)	Not Annualized.
(g)	Annualized.
(h)	Excludes the impact of in-kind transactions.
The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust Amplify International Enhanced Dividend Income ETF Financial Highlights
	Period Ended March 31, 2024(a)		Year Ended October 31, 2023		Period Ended October 31, 2022(b)
Net Asset Value, Beginning of Year/Period	$26.16		$24.24		$25.03
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(c)	0.29		1.03		0.09
Net Realized and Unrealized Gain (Loss)(d)	4.74		2.51	(e)	(0.63)
Total from Investment Operations	5.03		3.54		(0.54)

Distributions to Shareholders
Net Investment Income	(0.73)		(0.98)		(0.07)
Return of Capital	—		(0.65)		(0.18)
Total from Distributions	(0.73)		(1.63)		(0.25)

Capital Share Transactions
Transaction Fees	—		0.01		—

Net Asset Value, End of Year/Period	$30.46		$26.16		$24.24

Total Return on Net Asset Value(f)	19.29	%(h)	14.59	%(g)	-2.14	%(h)

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$104,327		$41,854		$1,818
Ratio of Expenses to Average Net Assets	0.65	%(i)	0.65%		0.65	%(i)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.42	%(i)	3.78%		2.40	%(i)
Portfolio Turnover(i)	51	%(h)	83%		12	%(h)
(a)	For the period November 1, 2023 to March 31, 2024. See Note 1 to the Financial Statements.
(b)	The Fund commenced operations on September 7, 2022.
(c)	Calculated based on average shares outstanding during the period.
(d)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(e)	Includes a $0.02 gain derived from a payment from affiliate. See Note 5.
(f)

Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(g)	Before payment from affiliated for the loss resulting from trade error, the total return for the period would have been 14.52%.
(h)	Not Annualized.
(i)	Annualized.
(j)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust Amplify Cash Flow Dividend Leaders ETF Financial Highlights
	Period Ended March 31, 2024(a)		Period Ended October 31, 2023(b)
Net Asset Value, Beginning of Period	$23.35		$25.13
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(c)	0.29		0.05
Net Realized and Unrealized Gain (Loss)(d)	6.45		(1.79)
Total from Investment Operations	6.74		(1.74)

Distributions to Shareholders
Net Investment Income	(0.28)		(0.04)
Total from Distributions	(0.28)		(0.04)

Net Asset Value, End of Period	$29.81		$23.35

Total Return on Net Asset Value(e)	29.02	%(f)	-6.94	%(f)

Supplemental Data:
Net Assets, End of Period (000’s)	$15,499		$5,137
Ratio of Expenses to Average Net Assets (Before Advisory Fees Waived)	0.39	%(g)	0.39	%(g)
Ratio of Expenses to Average Net Assets (After Advisory Fees Waived)	0.00	%(g)	0.00	%(g)
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Advisory Fees Waived)	2.19	%(g)	1.07	%(g)
Ratio of Net Investment Income (Loss) to Average Net Assets (After Advisory Fees Waived)	2.58	%(g)	1.46	%(g)
Portfolio Turnover(h)	65	%(f)	21	%(f)
(a)	For the period November 1, 2023 to March 31, 2024. See Note 1 to the Financial Statements.
(b)	The Fund commenced operations on September 12, 2023.
(c)	Calculated based on average shares outstanding during the period.
(d)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(e)

Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(f)	Not Annualized.
(g)	Annualized.
(h)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify Cash Flow High Income ETF

Financial Highlights

	Period Ended March 31, 2024(a)		Period Ended October 31, 2023(b)
Net Asset Value, Beginning of Period	$23.46		$24.92
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(c)	0.22		0.03
Net Realized and Unrealized Gain (Loss)(d)	4.63		(1.32)
Total from Investment Operations	4.85		(1.29)

Distributions to Shareholders
Net Investment Income	(0.87)		(0.17)
Total from Distributions	(0.87)		(0.17)

Net Asset Value, End of Period	$27.44		$23.46

Total Return on Net Asset Value(e)	20.96	%(f)	-5.18	%(f)

Supplemental Data:
Net Assets, End of Period (000’s)	$3,292		$2,815
Ratio of Expenses to Average Net Assets	0.65	%(g)	0.65	%(g)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.10	%(g)	1.14	%(g)
Portfolio Turnover(h)	0	%(f)	0	%(f)
(a)	For the period November 1, 2023 to March 31, 2024. See Note 1 to the Financial Statements.
(b)	The Fund commenced operations on September 19, 2023.
(c)	Calculated based on average shares outstanding during the period.
(d)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(e)

Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(f)	Not Annualized.
(g)	Annualized.
(h)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify Samsung SOFR ETF

Financial Highlights

	Period Ended March 31, 2024(a)
Net Asset Value, Beginning of Period	$100.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(b)	2.00
Net Realized and Unrealized Gain (Loss)(c)	(0.02)
Total from Investment Operations	1.98

Distributions to Shareholders
Net Investment Income	(1.81)
Total from Distributions	(1.81)

Capital Share Transactions
Transaction Fees	0.03

Net Asset Value, End of Period	$100.20

Total Return on Net Asset Value(d)	2.03	%(e)

Supplemental Data:
Net Assets, End of Period (000’s)	$155,314
Ratio of Expenses to Average Net Assets	0.20	%(f)
Ratio of Net Investment Income (Loss) to Average Net Assets	5.29	%(f)
Portfolio Turnover(g)	0	%(e)
(a)	The Fund commenced operations on November 14, 2023.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)

Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(e)	Not Annualized.
(f)	Annualized.
(g)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify Junior Silver Miners ETF

Financial Highlights

	Six Months Ended March 31, 2024		Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Net Asset Value, Beginning of Year/Period	$8.45		$9.11	$11.82	$13.79	$9.45	$8.70
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(a)	(0.01)		(0.02)	0.01	(0.01)	(0.05)	(0.02)
Net Realized and Unrealized Gain (Loss)(b)	1.48		(0.63)	(2.68)	(1.76)	4.56	0.91
Total from Investment Operations	1.47		(0.65)	(2.67)	(1.77)	4.51	0.89

Distributions to Shareholders
Net Investment Income	—		(0.01)	(0.04)	(0.20)	(0.17)	(0.14)
Total from Distributions	—		(0.01)	(0.04)	(0.20)	(0.17)	(0.14)

Capital Share Transactions
Transaction Fees	—		—	0.00(c)	0.00(c)	—	—

Net Asset Value, End of Year/Period	$9.92		$8.45	$9.11	$11.82	$13.79	$9.45

Total Return on Net Asset Value(d)	17.45	%(e)	-7.23%	-22.63%	-13.06%	48.06%	10.45%

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$719,807		$580,398	$606,358	$727,987	$408,319	$100,119
Ratio of Expenses to Average Net Assets	0.69	%(f)	0.69%	0.69%	0.69%	0.69%	0.69%
Ratio of Net Investment Income (Loss) to Average Net Assets	-0.17	%(f)	-0.16%	0.12%	-0.10%	-0.46%	-0.21%
Portfolio Turnover(g)	57	%(e)	80%	34%	26%	71%	34%
(a)	Calculated based on average shares outstanding during the period.
(b)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(c)	Less than $0.005.
(d)

Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(e)	Not Annualized.
(f)	Annualized.
(g)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust Amplify Cybersecurity ETF Financial Highlights
	Six Months Ended March 31, 2024		Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Net Asset Value, Beginning of Year/Period	$51.59		$43.38	$60.97	$46.56	$37.46	$40.08
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(a)	0.08		0.09	0.06	0.20	0.64	0.07
Net Realized and Unrealized Gain (Loss)(b)	12.60		8.22	(17.59)	14.39	9.10	(2.64)
Total from Investment Operations	12.68		8.31	(17.53)	14.59	9.74	(2.57)

Distributions to Shareholders
Net Investment Income	(0.08)		(0.10)	(0.06)	(0.18)	(0.64)	(0.05)
Total from Distributions	(0.08)		(0.10)	(0.06)	(0.18)	(0.64)	(0.05)

Net Asset Value, End of Year/Period	$64.19		$51.59	$43.38	$60.97	$46.56	$37.46

Total Return on Net Asset Value(c)	24.59	%(d)	19.18%	-28.77%	31.34%	26.75%	-6.42%

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$1,774,719		$1,423,792	$1,431,515	$2,307,648	$1,503,814	$1,427,200
Ratio of Expenses to Average Net Assets	0.60	%(e)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.28	%(e)	0.20%	0.11%	0.35%	1.50%	0.19%
Portfolio Turnover(f)	50	%(d)	16%	51%	34%	33%	36%
(a)	Calculated based on average shares outstanding during the period.
(b)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(c)

Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(d)	Not Annualized.
(e)	Annualized.
(f)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust Amplify Mobile Payments ETF Financial Highlights
	Six Months Ended March 31, 2024		Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Net Asset Value, Beginning of Year/Period	$39.23		$37.85	$67.82	$54.30	$46.60	$42.86
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(a)	0.01		0.02	(0.04)	(0.13)	(0.04)	0.03
Net Realized and Unrealized Gain (Loss)(b)	13.44		1.36	(29.93)	13.65	7.75	3.93
Total from Investment Operations	13.45		1.38	(29.97)	13.52	7.71	3.96

Distributions to Shareholders
Net Investment Income	(0.05)		—	—	—	(0.02)	(0.05)
Net Realized Gains	—		—	—	—	—	(0.18)
Total from Distributions	(0.05)		—	—	—	(0.02)	(0.23)

Capital Share Transactions
Transaction Fees	0.00	(c)	0.00 (c)	—	—	0.01	0.01

Net Asset Value, End of Year/Period	$52.63		$39.23	$37.85	$67.82	$54.30	$46.60

Total Return on Net Asset Value(d)	34.31	%(e)	3.64%	-44.18%	24.91%	16.56%	9.49%

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$360,539		$357,015	$507,208	$1,193,637	$798,142	$743,198
Ratio of Expenses to Average Net Assets	0.75	%(f)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.04	%(f)	0.06%	-0.09%	-0.20%	-0.08%	0.06%
Portfolio Turnover(g)	37	%(e)	23%	35%	27%	19%	28%
(a)	Calculated based on average shares outstanding during the period.
(b)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(c)	Less than $0.005.
(d)

Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(e)	Not Annualized.
(f)	Annualized.
(g)	Excludes the impact of in-kind transactions.
The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust Amplify BlueStar Israel Technology ETF Financial Highlights
	Six Months Ended March 31, 2024		Year Ended September 30, 2023		Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Net Asset Value, Beginning of Year/Period	$41.25		$43.94		$66.09	$55.57	$39.92	$36.03
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(a)	(0.04)		0.00	(b)	(0.05)	(0.01)	(0.06)	(0.04)
Net Realized and Unrealized Gain (Loss)(c)	7.17		(2.69)		(22.10)	10.97	15.71	4.03
Total from Investment Operations	7.13		(2.69)		(22.15)	10.96	15.65	3.99

Distributions to Shareholders
Net Investment Income	—		—		—	(0.44)	—	(0.09)
Return of Capital	—		—		—	—	—	(0.01)
Total from Distributions	—		—		—	(0.44)	—	(0.10)

Net Asset Value, End of Year/Period	$48.38		$41.25		$43.94	$66.09	$55.57	$39.92

Total Return on Net Asset Value(d)	17.27	%(e)	-6.12%		-33.52%	19.76%	39.20%	11.17%

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$87,079		$88,690		$116,443	$191,673	$127,802	$73,847
Ratio of Expenses to Average Net Assets	0.75	%(f)	0.75%		0.75%	0.75%	0.75%	0.75%
Ratio of Net Investment Income (Loss) to Average Net Assets	-0.18	%(f)	0.00	%(g)	-0.10%	-0.02%	-0.12%	-0.12%
Portfolio Turnover(h)	10	%(e)	17%		25%	21%	19%	24%
(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005.
(c)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)

Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(e)	Not Annualized.
(f)	Annualized.
(g)	Less than .0.005%.
(h)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify Etho Climate Leadership U.S. ETF

Financial Highlights

	Six Months Ended March 31, 2024		Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Net Asset Value, Beginning of Year/Period	$50.01		$46.15	$59.36	$44.18	$39.58	$37.50
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(a)	0.38		0.63	0.52	0.47	0.41	0.33
Net Realized and Unrealized Gain (Loss)(b)	8.49		3.87	(13.26)	15.17	4.54	2.08
Total from Investment Operations	8.87		4.50	(12.74)	15.64	4.95	2.41

Distributions to Shareholders
Net Investment Income	(0.43)		(0.64)	(0.47)	(0.46)	(0.35)	(0.33)
Total from Distributions	(0.43)		(0.64)	(0.47)	(0.46)	(0.35)	(0.33)

Net Asset Value, End of Year/Period	$58.45		$50.01	$46.15	$59.36	$44.18	$39.58

Total Return on Net Asset Value(c)	17.79	%(d)	9.74%	-21.58%	35.48%	12.59%	6.53%

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$189,977		$172,521	$147,670	$178,070	$90,561	$53,431
Ratio of Expenses to Average Net Assets	0.45	%(e)	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.44	%(e)	1.22%	0.92%	0.83%	1.00%	0.88%
Portfolio Turnover(f)	3	%(d)	50%	30%	45%	37%	41%
(a)	Calculated based on average shares outstanding during the period.
(b)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(c)

Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(d)	Not Annualized.
(e)	Annualized.
(f)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify Alternative Harvest ETF

Financial Highlights

	Six Months Ended March 31, 2024		Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Net Asset Value, Beginning of Year/Period	$3.64		$4.62	$14.40	$10.37	$20.83	$39.74
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(a)	0.09		0.12	0.18	0.26	0.91	1.02
Net Realized and Unrealized Gain (Loss)(b)	0.54		(0.98)	(9.78)	4.01	(10.49)	(18.96)
Total from Investment Operations	0.63		(0.86)	(9.60)	4.27	(9.58)	(17.94)

Distributions to Shareholders
Net Investment Income	(0.11)		(0.12)	(0.18)	(0.24)	(0.88)	(0.97)
Total from Distributions	(0.11)		(0.12)	(0.18)	(0.24)	(0.88)	(0.97)

Net Asset Value, End of Year/Period	$4.16		$3.64	$4.62	$14.40	$10.37	$20.83

Total Return on Net Asset Value(c)	18.08	%(d)	-18.67%	-67.06%	40.90%	-46.83%	-45.60%

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$282,705		$259,615	$324,730	$1,067,609	$495,971	$800,957
Ratio of Expenses to Average Net Assets (Before Advisory Fees Waived)	0.75	%(e)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of Expenses to Average Net Assets (After Advisory Fees Waived)	0.37	%(e)	0.46%	0.75%	0.75%	0.75%	0.75%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Advisory Fees Waived)	5.06	%(e)	2.60%	1.95%	1.39%	6.27%	3.26%
Ratio of Net Investment Income (Loss) to Average Net Assets (After Advisory Fees Waived)	5.44	%(e)	2.89%	1.95%	1.39%	6.27%	3.26%
Portfolio Turnover(f)	24	%(d)	60%	74%	75%	46%	71%
(a)	Calculated based on average shares outstanding during the period.
(b)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(c)

Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(d)	Not Annualized.
(e)	Annualized.
(f)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify Global Cloud Technology ETF

Financial Highlights

	Six Months Ended March 31, 2024		Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020		Year Ended September 30, 2019
Net Asset Value, Beginning of Year/Period	$35.22		$28.66	$51.58	$42.29	$35.92		$39.05
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(a)	0.01		0.01	(0.03)	(0.03)	0.26		0.28
Net Realized and Unrealized Gain (Loss)(b)	11.64		6.55	(22.89)	9.45	6.34		(3.11)
Total from Investment Operations	11.65		6.56	(22.92)	9.42	6.60		(2.83)

Distributions to Shareholders
Net Investment Income	(0.01)		—	—	(0.13)	(0.23)		(0.30)
Total from Distributions	(0.01)		—	—	(0.13)	(0.23)		(0.30)

Capital Share Transactions
Transaction Fees	0.00(c)		0.00(c)	0.00(c)	—	—		—

Net Asset Value, End of Year/Period	$46.86		$35.22	$28.66	$51.58	$42.29		$35.92

Total Return on Net Asset Value(d)	33.07	%(e)	22.92%	-44.44%	22.28%	18.58%		-7.23%

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$32,805		$24,656	$22,925	$54,155	$46,515		$37,720
Ratio of Expenses to Average Net Assets	0.68	%(f)	0.68%	0.68%	0.68%	0.71	%(g)	0.75%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.05	%(f)	0.02%	-0.09%	-0.06%	0.70%		0.83%
Portfolio Turnover(h)	21	%(e)	29%	28%	14%	104%		38%
(a)	Calculated based on average shares outstanding during the period.
(b)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(c)	Less than $0.005.
(d)

Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(e)	Not Annualized.
(f)	Annualized.
(g)	Effective April 7, 2020, the Fund’s expense ratio was reduced to 0.68%.
(h)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify Video Game Tech ETF

Financial Highlights

	Six Months Ended March 31, 2024		Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Net Asset Value, Beginning of Year/Period	$53.56		$51.00	$83.69	$67.61	$41.50	$47.49
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(a)	0.02		0.17	0.25	0.74	0.25	0.52
Net Realized and Unrealized Gain (Loss)(b)	4.71		2.38	(30.82)	15.96	26.26	(5.87)
Total from Investment Operations	4.73		2.55	(30.57)	16.70	26.51	(5.35)

Distributions to Shareholders
Net Investment Income	(0.03)		—	(2.14)	(0.72)	(0.41)	(0.65)
Total from Distributions	(0.03)		—	(2.14)	(0.72)	(0.41)	(0.65)

Capital Share Transactions
Transaction Fees	0.00	(c)	0.01	0.02	0.10	0.01	0.01

Net Asset Value, End of Year/Period	$58.26		$53.56	$51.00	$83.69	$67.61	$41.50

Total Return on Net Asset Value(d)	8.83	%(e)	5.01%	-37.58%	24.91%	64.12%	-11.26%

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$40,780		$42,844	$51,001	$100,427	$121,699	$83,000
Ratio of Expenses to Average Net Assets	0.75	%(f)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.06	%(f)	0.29%	0.33%	0.87%	0.51%	1.22%
Portfolio Turnover(g)	30	%(e)	44%	53%	89%	53%	38%
(a)	Calculated based on average shares outstanding during the period.
(b)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(c)	Less than $0.005.
(d)

Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(e)	Not Annualized.
(f)	Annualized.
(g)	Excludes the impact of in-kind transactions.
The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify AI Powered Equity ETF

Financial Highlights

	Six Months Ended March 31, 2024		Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Net Asset Value, Beginning of Year/Period	$29.77		$28.92	$41.12	$30.72	$26.19	$29.50
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(a)	0.14		0.35	0.09	(0.03)	0.14	0.16
Net Realized and Unrealized Gain (Loss)(b)	6.68		0.87	(11.57)	10.47	4.52	(1.41)
Total from Investment Operations	6.82		1.22	(11.48)	10.44	4.66	(1.25)

Distributions to Shareholders
Net Investment Income	(0.16)		(0.37)	—	(0.04)	(0.13)	(0.17)
Net Realized Gains	—		—	(0.72)	—	—	(1.89)
Total from Distributions	(0.16)		(0.37)	(0.72)	(0.04)	(0.13)	(2.06)

Net Asset Value, End of Year/Period	$36.43		$29.77	$28.92	$41.12	$30.72	$26.19

Total Return on Net Asset Value(c)	22.98	%(d)	4.20%	-28.45%	34.00%	17.94%	-2.32%

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$110,208		$101,950	$99,060	$167,562	$92,933	$114,573
Ratio of Expenses to Average Net Assets	0.75	%(e)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.85	%(e)	1.17%	0.24%	-0.09%	0.49%	0.64%
Portfolio Turnover(f)	596	%(d)	2719%	1708%	540%	239%	129%
(a)	Calculated based on average shares outstanding during the period.
(b)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(c)

Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(d)	Not Annualized.
(e)	Annualized.
(f)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify Travel Tech ETF

Financial Highlights

	Six Months Ended March 31, 2024		Year Ended September 30, 2023	Year Ended September 30, 2022		Year Ended September 30, 2021	Year Ended September 30, 2020(a)
Net Asset Value, Beginning of Year/Period	$16.90		$15.86	$28.37		$18.88	$25.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(b)	0.02		(0.08)	(0.10)		(0.13)	(0.02)
Net Realized and Unrealized Gain (Loss)(c)	3.60		1.12	(12.42)		9.60	(6.12)
Total from Investment Operations	3.62		1.04	(12.52)		9.47	(6.14)

Distributions to Shareholders
Net Investment Income	(0.02)		—	—		(0.01)	—
Total from Distributions	(0.02)		—	—		(0.01)	—

Capital Share Transactions
Transaction Fees	0.00	(d)	0.00(d)	0.01		0.03	0.02

Net Asset Value, End of Year/Period	$20.50		$16.90	$15.86		$28.37	$18.88

Total Return on Net Asset Value(e)	21.48	%(f)	6.54%	-44.08%		50.35%	-24.50	%(f)

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$89,192		$103,929	$146,718		$321,957	$15,100
Ratio of Expenses to Average Net Assets	0.75	%(g)	0.75%	0.76	%(h)	0.75%	0.75	%(g)
Ratio of Net Investment Income (Loss)to Average Net Assets(h)	0.23	%(g)	-0.49%	-0.47%		-0.43%	0.30	%(g)
Portfolio Turnover(i)	19	%(f)	48%	40%		57%	49	%(f)
(a)	The Fund commenced operations on February 12, 2020.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)	Less than $0.005.
(e)

Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(f)	Not Annualized.
(g)	Annualized.
(h)	Includes 0.01% of dividend and interest expense.
(i)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify Treatments, Testing and Advancements ETF

Financial Highlights

	Six Months Ended March 31, 2024		Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021		Year Ended September 30, 2020(a)
Net Asset Value, Beginning of Year/Period	$17.94		$20.73	$40.96	$27.71		$25.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(b)	0.10		0.19	0.11	0.36		0.02
Net Realized and Unrealized Gain (Loss)(c)	0.58		(2.76)	(20.23)	13.28		2.69
Total from Investment Operations	0.68		(2.57)	(20.12)	13.64		2.71

Distributions to Shareholders
Net Investment Income	(0.11)		(0.22)	(0.11)	(0.39)		—
Total from Distributions	(0.11)		(0.22)	(0.11)	(0.39)		—

Net Asset Value, End of Year/Period	$18.51		$17.94	$20.73	$40.96		$27.71

Total Return on Net Asset Value(d)	3.75	%(f)	-12.53%	-49.14%	49.43	%(e)	10.82	%(f)

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$11,104		$13,451	$21,763	$63,481		$54,030
Ratio of Expenses to Average Net Assets	0.68	%(g)	0.68%	0.68%	0.68%		0.68	%(g)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.13	%(g)	0.88%	0.37%	0.98%		0.25	%(g)
Portfolio Turnover(h)	15	%(f)	55%	30%	39%		41	%(f)
(a)	The Fund commenced operations on June 17, 2020.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)

Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(e)

The returns reflect the actual performance for the period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

(f)	Not Annualized.
(g)	Annualized.
(h)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify U.S. Alternative Harvest ETF

Financial Highlights

	Six Months Ended March 31, 2024		Year Ended September 30, 2023		Year Ended September 30, 2022	Year Ended September 30, 2021(a)
Net Asset Value, Beginning of Year/Period	$1.86		$2.16		$7.72	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(b)	0.04		0.08		0.13	(0.01)
Net Realized and Unrealized Gain (Loss)(c)	0.30		(0.38)		(5.69)	(2.27)
Total from Investment Operations	0.34		(0.30)		(5.56)	(2.28)

Distributions to Shareholders						—
Net Investment Income	(0.04)		—		—	—
Total from Distributions	(0.04)		—		—	—

Net Asset Value, End of Year/Period	$2.16		$1.86		$2.16	$7.72

Total Return on Net Asset Value(d)	18.67	%(e)	-14.14%		-71.97%	-22.82	%(e)

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$126,113		$137,124		$84,967	$6,097
Ratio of Expenses to Average Net Assets	0.75	%(g)	0.76	%(f)	0.75%	0.75	%(g)
Ratio of Net Investment Income (Loss) to Average Net Assets	4.09	%(g)	4.86%		4.45%	-0.38	%(g)
Portfolio Turnover(h)	29	%(e)	55%		12%	16	%(e)
(a)	The Fund commenced operations on May 12, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)

Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(e)	Not Annualized.
(f)	Includes 0.01% of interest expense at September 30, 2023.
(g)	Annualized.
(h)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust Notes to the Financial Statements March 31, 2024

1.    ORGANIZATION

Amplify ETF Trust (the “Trust”) was organized as a Massachusetts business trust on January 6, 2015, and is authorized to issue an unlimited number of shares in one or more series of funds. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of multiple operational series, all of which are covered in this report (each a “Fund” and collectively the “Funds”). Each Fund represents a beneficial interest in a separate portfolio of securities and other assets, with their own investment objectives and policies.

The Funds list and principally trade their shares on the New York Stock Exchange Arca (“NYSE”) and the Nasdaq Stock Market LLC (“Nasdaq”) (each an “Exchange” and collectively the “Exchanges”). Shares of the Funds trade on the Exchanges at market prices that may be below, at, or above the Funds’ net asset value (“NAV”). The Funds will issue and redeem shares on a continuous basis at NAV only in creation units.

Creation Units will be issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally will trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed an Authorized Participant Agreement with Foreside Fund Services, LLC (“the Distributor”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. The Funds may issue an unlimited number of shares of beneficial interest, with par value of $0.01 per share. All shares of the Funds have equal rights and privileges. In addition to the transaction fees noted below, each Fund may also charge up to a 2% variable fee on the creation or redemption of Creation or Redemption Units. Variable transaction fees during the fiscal year, if any, are disclosed in the Statements of Changes in Net Assets.

Amplify ETF Trust Notes to the Financial Statements March 31, 2024 (Continued)
Fund Name	Ticker	Commencement of Operations	Diversification	Exchange	Transaction Fees	Creation Unit Size
Amplify High Income ETF	YYY	June 11, 2012	Diversified	NYSE	$500	50,000
Amplify Online Retail ETF	IBUY	April 19, 2016	Diversified	NYSE	500	50,000
Amplify CWP Enhanced Dividend Income ETF	DIVO	December 13, 2016	Non-Diversified	NYSE	500	50,000
Amplify Transformational Data Sharing ETF	BLOK	January 16, 2018	Diversified	NYSE	500	50,000
Amplify Lithium & Battery Technology ETF	BATT	June 4, 2018	Non-Diversified	NYSE	1,000	50,000
Amplify BlackSwan Growth & Treasury Core ETF	SWAN	November 5, 2018	Diversified	NYSE	300	10,000
Amplify Emerging Markets FinTech ETF	EMFQ	January 19, 2019	Diversified	NYSE	750	25,000
Amplify Seymour Cannabis ETF	CNBS	July 22, 2019	Non-Diversified	NYSE	500	50,000
Amplify BlackSwan ISWN ETF	ISWN	January 25, 2021	Non-Diversified	NYSE	300	25,000
Amplify Thematic All-Stars ETF	MVPS	July 20, 2021	Non-Diversified	NYSE	1,500	25,000
Amplify BlackSwan Tech & Treasury ETF	QSWN	December 8, 2021	Non-Diversified	NYSE	300	25,000
Amplify Inflation Fighter ETF	IWIN	February 1, 2022	Non-Diversified	NYSE	500	25,000
Amplify Natural Resources Dividend Income ETF	NDIV	August 23, 2022	Non-Diversified	NYSE	300	25,000
Amplify International Enhanced Dividend Income ETF	IDVO	September 7, 2022	Non-Diversified	NYSE	300	25,000
Amplify Cash Flow Dividend Leaders ETF	COWS	September 12, 2023	Non-Diversified	NASDAQ	300	10,000
Amplify Cash Flow High Income ETF	HCOW	September 19, 2023	Non-Diversified	NASDAQ	300	30,000
Amplify Samsung SOFR ETF	SOF	November 14, 2023	Non-Diversified	NYSE	300	50,000
Amplify Junior Silver Miners ETF	SILJ	November 28, 2012	Non-Diversified	NYSE	750	50,000
Amplify Cybersecurity ETF	HACK	November 11, 2014	Diversified	NYSE	750	50,000
Amplify Mobile Payments ETF	IPAY	July 15, 2015	Non-Diversified	NYSE	300	50,000
Amplify BlueStar Israel Technology ETF	ITEQ	November 2, 2015	Non-Diversified	NYSE	750	50,000
Amplify Etho Climate Leadership U.S. ETF	ETHO	November 18, 2015	Diversified	NYSE	750	50,000
Amplify Alternative Harvest ETF	MJ	December 3, 2015	Non-Diversified	NYSE	750	50,000
Amplify Global Cloud Technology ETF	IVES	March 8, 2016	Diversified	NYSE	750	50,000
Amplify Video Game Tech ETF	GAMR	March 8, 2016	Diversified	NYSE	750	50,000
Amplify AI Powered Equity ETF	AIEQ	October 17, 2017	Diversified	NYSE	300	25,000
Amplify Travel Tech ETF	AWAY	February 12, 2020	Diversified	NYSE	750	50,000
Amplify Treatments, Testing and Advancements ETF	GERM	June 17, 2020	Non-Diversified	NYSE	300	50,000
Amplify U.S. Alternative Harvest ETF	MJUS	May 12, 2021	Non-Diversified	NYSE	300	10,000

Amplify ETF Trust Notes to the Financial Statements March 31, 2024 (Continued)

The investment objectives of the Funds are to seek investment results that generally correspond (before fees and expenses) to the price and yield of the following indexes, respectively.

Ticker	Index
YYY	ISE High IncomeTM Index
IBUY	EQM Online Retail Index
BATT	EQM Lithium & Battery Technology Index
SWAN	S-Network BlackSwan Core Index
EMFQ	EQM Emerging Markets Fintech
ISWN	S-Network BlackSwan International Index
MVPS	ETF All-Stars Thematic Composite Index
QSWN	S-Network BlackSwan Tech & Treasury Index
NDIV	EQM Natural Resources Dividend Income Index
COWS	Kelly US Cash Flow Dividend Leaders Index
SILJ	Nasdaq Metals Focus Silver Miners Index
HACK	Nasdaq ISE Cyber Security Select Index
IPAY	Nasdaq CTA Global Digital Payments Index
ITEQ	BlueStar Israel Global Technology IndexTM
ETHO	Etho Climate Leadership Index
MJ	Prime Alternative Harvest Index
IVES	Dan Ives Global Cloud Technology Prime Index
GAMR	EEFund Video Game TechTM Index
AIEQ	AI Powered Equity Index
AWAY	Prime Travel Technology Index
GERM	Prime Treatments, Testing and Advancements Index

The investment objective of DIVO and IDVO is to provide current income as its primary objective and to provide capital appreciation as its secondary objective. The investment objective of BLOK is to provide investors with total return. The investment objective of CNBS is to provide investors capital appreciation. The investment objective of IWIN is to provide investors with long-term capital appreciation in inflation-adjusted terms. The investment objective of HCOW is to provide investors with current income. The investment objective of SOF is to provide investors with current income equal to the returns of the Secured Overnight Financing Rate (“SOFR”). The investment objective of MJUS is to provide income and long-term growth of capital.

Effective December 12, 2023, the Board of Trustees approved a change in fiscal year end for the Funds from October 31 to September 30.

The Acquiring Funds are the successor in interest to the Predecessor Funds listed below which were included as a series of another investment company, ETF Managers Trust (“Predecessor Trust”). On January 19, 2024, the shareholders of the Predecessor Funds approved the tax-free reorganization of the Predecessor Funds with and into the Amplify ETF Trust, and effective as of the close of business on January 26, 2024, the assets and liabilities of the Predecessor Funds were transferred to the Trust in exchange for shares of the Acquiring Funds. For financial reporting purposes, assets received and shares issued by the Funds were recorded at fair value; however, the cost basis of the investments received from the Predecessor Funds was carried forward to align ongoing reporting of the Acquiring Funds’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Costs incurred by

Amplify ETF Trust Notes to the Financial Statements March 31, 2024 (Continued)

the Acquiring Funds in connection with the reorganization were paid by the Adviser. The fiscal year end of the Predecessor Funds was September 30. The reporting period covered by this semi-annual report for the Acquiring Funds is October 1, 2023 through March 31, 2024. Operations prior to January 26, 2024 were for the Predecessor Fund. The net assets and shares outstanding transferred into the Trust at NAV at the close of business on January 26, 2024 were as follows:

Predecessor Fund	Acquiring Fund	Net Assets	Shares Outstanding
ETFMG Prime Junior Silver Miners ETF	Amplify Junior Silver Miners ETF	$580,398,296	68,700,000
ETFMG Prime Cyber Security ETF	Amplify Cybersecurity ETF	1,423,792,451	27,600,000
ETFMG Prime Mobile Payments ETF	Amplify Mobile Payments ETF	357,014,888	9,100,000
BlueStar Israel Technology ETF	Amplify BlueStar Israel Technology ETF	88,689,518	2,150,000
Amplify Etho Climate Leadership U.S. ETF	Amplify Etho Climate Leadership U.S. ETF	172,521,330	3,450,000
ETFMG Alternative Harvest ETF	Amplify Alternative Harvest ETF	259,614,775	71,400,000
Wedbush ETFMG Global Cloud Technology ETF	Amplify Global Cloud Technology ETF	24,656,066	700,000
Wedbush ETFMG Video Game Tech ETF	Amplify Video Game Tech ETF	42,844,354	800,000
AI Powered Equity ETF	Amplify AI Powered Equity ETF	101,949,817	3,425,000
ETFMG Travel Tech ETF	Amplify Travel Tech ETF	103,928,756	6,150,000
ETFMG Treatments, Testing and Advancements ETF	Amplify Treatments, Testing and Advancements ETF	13,451,335	750,000
ETFMG U.S. Alternative Harvest ETF	Amplify U.S. Alternative Harvest ETF	137,124,062	73,830,000

Below are the voting results from the special meeting:

Acquiring Fund	For	Against	Abstain	Broker Non-Vote
SILJ	27,422,140	1,362,059	1,143,658	8,714,725
HACK	9,552,856	247,556	381,560	3,938,578
IPAY	3,176,268	89,710	112,019	1,341,441
ITEQ	787,807	33,808	20,053	325,696
ETHO	1,589,300	84,523	85,353	480,536
MJ	29,534,369	1,391,977	1,648,687	10,984,896
IVES	257,634	4,579	7,156	96,227
GAMR	263,460	7,604	17,009	103,660
AIEQ	1,331,470	73,527	98,138	439,434
AWAY	2,262,255	62,373	92,710	901,495
GERM	338,337	11,056	22,353	125,219
MJUS	72,105,223	11,611	7,564	339,531

The Adviser and ETF Managers Group LLC (“ETFMG”) entered into an Asset Purchase Agreement in order to effect the Reorganizations because they believed that the synergies that exist between the two organizations make reorganizing each Predecessor Fund into its respective Acquiring Fund a compelling proposition. ETFMG was seeking to exit the investment advisory business and the similar investment style and objectives of each organization’s respective funds are complementary and led ETFMG to believe that transitioning Predecessor Fund shareholders into the Acquiring Funds would benefit such shareholders.

2.    SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Amplify ETF Trust Notes to the Financial Statements March 31, 2024 (Continued)

CONSOLIDATION OF SUBSIDIARY

IWIN’s portfolio managers expect to obtain commodities exposure primarily through investments in commodity futures contracts via a wholly owned subsidiary of the Fund, Amplify Inflation Fighter (Cayman) Ltd. (the “Subsidiary”). The Subsidiary, which is organized under the laws of the Cayman Islands, is designed to enhance the ability of the Fund to obtain exposure to the commodities markets consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The Fund is the sole shareholder of the Subsidiary, which will not be sold or offered to other investors. The Subsidiary is overseen by its own board of directors. The Fund’s investment in the Subsidiary may not exceed 25% of the Fund’s total assets at each quarter-end of the Fund’s fiscal year end. The consolidated financial statements of the Fund include the financial statements of the Subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of the end of the reporting period, the net assets of the Subsidiary were $1,232,865 which represented 15.9% of the Fund’s net assets.

SECURITY VALUATION

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the year ended October 31, 2023 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the year ended October 31, 2023, there have been no significant changes to the Funds’ fair valuation methodologies.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued at the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts. Swaps will be valued by using the market close price of the underlying holdings. Futures contracts will be valued at the settlement price. If there is no current market price available, then the securities will be valued at the last trade price.

Amplify ETF Trust Notes to the Financial Statements March 31, 2024 (Continued)

The Trust’s Valuation Procedures provide for the designation of the Adviser as “Valuation Designee”. If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds’ Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of March 31, 2024:

Category	YYY	IBUY	DIVO	BLOK	BATT
Investments in Securities
Assets
Level 1
Investment Companies	$453,050,027	$—	$—	$—	$—
Common Stocks	—	183,250,801	2,737,754,501	674,047,827	89,553,118
Affiliated Exchange Traded Funds	—	—	98,926,061	—	—
Exchange Traded Funds	—	—	98,926,061	37,440,672	—
Money Market Funds	458,528	142,275	73,831	11,800,634	165,505
Investments Purchased with Proceeds from Securities Lending	5,840,600	15,824,515	264,406,249	106,201,451	17,317,647
Total Level 1	459,349,155	199,217,591	3,200,086,703	829,490,584	107,036,270
Level 2
Rights	—	—	—	2,727,559	—
Corporate Bonds	—	—	—	1,934,258	—
Convertible Bonds	—	—	—	13,222,598	—
Total Level 2	—	—	—	17,884,415	—
Level 3
Common Stocks	—	0	—	—	0
Total Level 3	—	0	—	—	0
Total	$459,349,155	$199,217,591	$3,200,086,703	$847,374,999	$107,036,270
Other Financial Instruments(a)
Liabilities
Level 1
Options Written	$—	$—	$3,332,025	$—	$—
Total Level 1	—	—	3,332,025	—	—
Level 2	—	—	—	—	—
Total Level 2	—	—	—	—	—
Level 3	—	—	—	—	—
Total Level 3	—	—	—	—	—
Total	$—	$—	$3,332,025	$—	$—

Amplify ETF Trust Notes to the Financial Statements March 31, 2024 (Continued)
Category	SWAN	EMFQ	CNBS	ISWN	MVPS
Investments in Securities
Assets
Level 1
Common Stocks	$—	$2,092,691	$18,926,674	$—	$2,690,266
Preferred Stock	—	—	—	—	7,781
Money Market Funds	31,058	10,064	915,716	23,338	2,326
Investments Purchased with Proceeds from Securities Lending	—	93,948	4,641,018	—	27,290
Total Level 1	31,058	2,196,703	24,483,408	23,338	2,727,663
Level 2
U.S. Government Notes/Bonds	143,404,125	—	—	32,908,133	—
Purchased Options	33,901,396	—	—	5,700,005	—
Common Stocks	—	—	—	—	—
Total Level 2	177,305,521	—	—	38,608,138	—
Level 3
Common Stocks	—	0	0	—	—
Rights	—	—	0	—	—
Total Level 3	—	0	0	—	—
Total	$177,336,579	$2,196,703	$24,483,408	$38,631,476	$2,727,663
Other Financial Instruments(a)
Assets
Level 1	—	—	—	—	—
Total Level 1	—	—	—	—	—
Level 2
Total Return Swaps	—	—	$2,027,312	—	—
Total Level 2	—	—	2,027,312	—	—
Level 3
Total Level 3	—	—	—	—	—
Total	$—	$—	$2,027,312	$—	$—

Amplify ETF Trust Notes to the Financial Statements March 31, 2024 (Continued)
Category	QSWN	IWIN	NDIV	IDVO	COWS
Investments in Securities
Assets
Level 1
Common Stocks	$—	$6,402,940	$11,300,835	$96,481,533	$15,278,174
Preferred Stock	—	—	272,621	2,079,549	—
Money Market Funds	10,752	217,174	22,448	4,212,886	208,750
Investments Purchased with Proceeds from Securities Lending	—	116,104	719,859	10,097,786	—
Total Level 1	10,752	6,736,218	12,315,763	112,871,754	15,486,924
Level 2
U.S. Government Notes/Bonds	2,087,687	—	—	—	—
U.S. Treasury Obligations	—	675,027	—	—	—
Purchased Options	444,809	—	—	—	—
Total Level 2	2,532,496	675,027	—	—	—
Level 3
Total Level 3	—	—	—	—	—
Total	$2,543,248	$7,411,245	$12,315,763	$112,871,754	$15,486,924
Other Financial Instruments(a)
Assets
Level 1
Futures Contracts	$—	$22,772	$—	$—	$—
Total Level 1	—	22,772	—	—	—
Level 2	—	—	—	—	—
Total Level 2	—	—	—	—	—
Level 3	—	—	—	—	—
Total Level 3	—	—	—	—	—
Total	$—	$22,772	$—	$—	$—
Other Financial Instruments(a)
Liabilities
Level 1	—	—	—	—	—
Total Level 1	—	—	—	—	—
Level 2
Options Written	—	—	—	250,750	—
Total Level 2	—	—	—	250,750	—
Level 3	—	—	—	—	—
Total Level 3	—	—	—	—	—
Total	$—	$—	$—	$250,750	$—

Amplify ETF Trust Notes to the Financial Statements March 31, 2024 (Continued)
Category	HCOW	SOF	SILJ	HACK	IPAY
Investments in Securities
Assets
Level 1
Affiliated Exchange Traded Funds	$3,209,586	$—	$—	$—	$—
Repurchase Agreements	—	155,195,744	—	—	—
Common Stocks	—	—	716,216,075	1,771,341,304	358,910,216
Money Market Funds	64,026	—	3,919,747	264,295	1,043,709
Investments Purchased with Proceeds from Securities Lending	—	—	7,056,426	—	1,650,522
Total Level 1	3,273,612	155,195,744	727,192,248	1,771,605,599	361,604,447
Level 2
Common Stocks	—	—	12,988	—	—
Repurchase Agreements	—	24,432	—	—	—
Total Level 2	—	24,432	12,988	—	—
Level 3
Common Stocks	—	—	0	—	0
Total Level 3	—	—	0	—	0
Total	$3,273,612	$155,220,176	$727,205,236	$1,771,605,599	$361,604,447
Other Financial Instruments(a)
Liabilities
Level 1	—	—	—	—	—
Total Level 1	—	—	—	—	—
Level 2
Total Return Swaps	4,291	—	—	—	—
Total Level 2	4,291	—	—	—	—
Level 3	—	—	—	—	—
Total Level 3	—	—	—	—	—
Total	$4,291	$—	$—	$—	$—

Amplify ETF Trust Notes to the Financial Statements March 31, 2024 (Continued)
Category	ITEQ	ETHO	MJ	IVES	GAMR
Investments in Securities
Assets
Level 1
Affiliated Exchange Traded Funds	$—	$—	$121,738,703	$—	$—
Common Stocks	86,900,976	189,635,689	157,199,790	32,412,855	40,561,203
Money Market Funds	113,656	188,962	—	25,510	101,242
Investments Purchased with Proceeds from Securities Lending	7,022,800	3,639,773	65,881,964	2,011,604	2,036,920
Total Level 1	94,037,432	193,464,424	344,820,457	34,449,969	42,699,365
Level 2
Common Stocks	—	—	—	332,951	—
Total Level 2	—	—	—	332,951	—
Level 3
Common Stocks	—	—	0	—	0
Total Level 3	—	—	0	—	0
Total	$94,037,432	$193,464,424	$344,820,457	$34,782,920	$42,699,365

Amplify ETF Trust Notes to the Financial Statements March 31, 2024 (Continued)
Category	AIEQ	AWAY	GERM	MJUS
Investments in Securities
Assets
Level 1
Common Stocks	$110,343,907	$88,885,995	$11,032,977	$8,313,877
Money Market Funds	114,807	365,623	14,721	1,706,542
Investments Purchased with Proceeds from Securities Lending	3,741,855	564,705	1,772,831	—
Total Level 1	114,200,569	89,816,323	12,820,529	10,020,419
Level 2
U.S. Treasury Obligations	—	—	—	104,264,584
Total Level 2	—	—	—	104,264,584
Level 3
Rights	—	—	0	—
Common Stocks	—	—	0	—
Total Level 3	—	—	0	—
Total	$114,200,569	$89,816,323	$12,820,529	$114,285,003
Other Financial Instruments(a)
Assets
Level 1	—	—	—	—
Total Level 1	—	—	—	—
Level 2
Total Return Swaps	—	—	—	11,926,948
Total Level 2	—	—	—	11,926,948
Level 3	—	—	—	—
Total Level 3	—	—	—	—
Total	$—	$—	$—	$11,926,948

See the Schedules of Investments for further disaggregation of investment categories.

(a)          Other Financial Instruments are derivative instruments not reflected in the Schedules of Investments, such as options written, total return swap agreements, and futures contracts which are reflected at value.

Amplify ETF Trust Notes to the Financial Statements March 31, 2024 (Continued)

Below is a reconciliation of securities in Level 3 for The Funds for the period ended March 31, 2024.

	Balance as of 10/31/2023	Net Realized Gain (Loss)	Amortization/ Accretion	Net Change in Unrealized Appreciation (Depreciation)	Purchases/ Acquisition	Sales	Corporate Action	Transfers In/Out of Level 3	Balance as of 3/31/2024	Net Change in Unrealized Appreciation (Depreciation) on Securities held at 03/31/2024
BLOK – Convertible Bonds	$7,238,673	$—	$2,369,768	$19,458,366	$—	$—	$(15,844,209)	$(13,222,598)	$—	$19,458,366
BATT – Common Stocks	237,700	—	—	(237,700)	—	—	—	—	0	(237,700)
	Balance as of 9/30/2023	Net Realized Gain (Loss)	Amortization/ Accretion	Net Change in Unrealized Appreciation (Depreciation)	Purchases/ Acquisition	Sales	Corporate Action	Transfers In/Out of Level 3	Balance as of 3/31/2024	Net Change in Unrealized Appreciation (Depreciation) on Securities held at 03/31/2024
SILJ – Common Stocks	$122,521	$—	$—	$(109,533)	$—	$(271,704)	$—	$(12,988)	$0	$(122,521)
MJ – Common Stocks	0	—	—	—	—	—	—	—	0	—
GERM – Common Stocks	1,325	—	—	(1,325)	—	—	—	—	0	(1,325)

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

BATT	Fair Value as of 03/31/2024	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input	Impact to Valuation from an Increase to Input
Common Stock	0	Market Approch	No Market Activity	—	Increase
SILJ	Fair Value as of 03/31/2024	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input	Impact to Valuation from an Increase to Input
Common Stocks	0	Market Approch	No Market Activity	—	Increase
Common Stocks	0	Market Approch	No Market Activity	—	Increase
MJ	Fair Value as of 03/31/2024	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input	Impact to Valuation from an Increase to Input
Common Stock	0	Market Approch	No Market Activity	—	Increase
GERM	Fair Value as of 03/31/2024	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input	Impact to Valuation from an Increase to Input
Common Stocks	0	Market Approch	No Market Activity	—	Increase
Common Stocks	0	Market Approch	No Market Activity	—	Increase

Amplify ETF Trust Notes to the Financial Statements March 31, 2024 (Continued)

OPTION WRITING

DIVO and IDVO will each employ an option strategy in which they will write U.S. exchange-traded covered call options on equity securities in the portfolios in order to seek additional income (in the form of premiums on the options) and selective repurchase of such options. A call option written (sold) by DIVO or IDVO will give the holder (buyer) the right to buy a certain equity security at a predetermined strike price from DIVO or IDVO. A premium is the income received by an investor who sells or writes an option contract to another party. DIVO and IDVO seek to lower risk and enhance total return by tactically selling short-term call options on some, or all, of the equity securities in the portfolio. Specifically, DIVO seeks to provide gross income of approximately 2-3% from dividend income and 2-4% from option premium, plus the potential for capital appreciation. IDVO seeks to provide gross income of approximately 3-4% from dividend income and 2-4% from option premium, plus the potential for capital appreciation. Unlike a systematic covered call program, DIVO and IDVO are not obligated to continuously cover each individual equity position. When one of the underlying stocks demonstrates strength or an increase in implied volatility, DIVO and IDVO identify that opportunity and sell call options tactically, rather than keeping all positions covered and limiting potential upside.

When DIVO or IDVO write an option, an amount equal to the premium received by DIVO or IDVO, respectively is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by DIVO and IDVO on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether DIVO or IDVO has realized a gain or loss. DIVO and IDVO, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option. During the period, DIVO and IDVO used written covered call options in a manner consistent with the strategy described above.

SWAN, ISWN, and QSWN’s investments in options contracts will primarily be long-term equity anticipation securities known as LEAP Options. LEAP Options are long-term exchange-traded call options that allow holders the opportunity to participate in the underlying securities’ appreciation in excess of a specified strike price without receiving payments equivalent to any cash dividends declared on the underlying securities. A holder of a LEAP Option will be entitled to receive a specified number of shares of the underlying stock upon payment of the exercise price, and therefore the LEAP Option will be exercisable at any time the price of the underlying stock is above the strike price. However, if at expiration the price of the underlying stock is at or below the strike price, the LEAP Option will expire and be worthless.

SWAP AGREEMENTS

CNBS, HCOW, and MJUS may enter total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, a Fund will receive a payment from the counterparty. To the extent it is less, a Fund will make a payment to the counterparty. The marked-to-market value less a financing rate, if any, is recorded in net unrealized appreciation (depreciation) on swaps on the Statements of Assets and Liabilities. At termination or maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any, and is recorded in net realized gain (loss) on swaps on the Statements of Operations. To the extent the marked-to market value of a total return swap appreciates to the benefit of a Fund and exceeds certain contractual thresholds, a Fund’s counterparty may be contractually required to provide collateral. If the marked-to-market value of a total return swap depreciates in value to the benefit of a counterparty and exceeds certain contractual thresholds, a Fund would generally be required to provide collateral for the benefit of its counterparty. Investments and cash provided by the Funds as collateral are reflected as a component of investments in unaffiliated securities at value and collateral for swaps, respectively, on the Statements of Assets and Liabilities and investments are noted on the Schedules of Investments. Assets and cash collateral provided to a Fund by a counterparty as collateral are not assets of the Fund and are not a component of a Fund’s net asset value. HCOW intends to use swaps on the Call Income Strategy’s sold call options on the S&P 500 Index.

Amplify ETF Trust Notes to the Financial Statements March 31, 2024 (Continued)

FUTURES CONTRACTS

IWIN may use futures contracts to seek to enhance return, to hedge some of the risk of its investments in securities, as a substitute for a position in the underlying asset, to reduce transaction costs, to maintain full market exposure (which means to adjust the characteristics of their investments to more closely approximate those of the markets in which it invests), to manage cash flows, to limit exposure to losses due to changes to non-U.S. currency exchange rates or to preserve capital.

The value of derivative instruments on the Statements of Assets and Liabilities as of March 31, 2024 is as follows:

	Derivatives	Statement of Assets and Liabilities	Value
DIVO	Equity Contracts – Options	Options Written, at value (liability)	$3,332,025
SWAN	Equity Contracts – Options	Investments, at Value (asset)	33,901,396
CNBS	Equity Contracts – Swaps	Net Unrealized Appreciation on Swaps (asset)	2,027,312
ISWN	Equity Contracts – Options	Investments, at Value (asset)	5,700,005
QSWN	Equity Contracts – Options	Investments, at Value (asset)	444,809
IWIN	Commodity Contracts – Futures	Net Unrealized Appreciation on Futures (asset)	22,772
IDVO	Equity Contracts – Options	Options Written, at value (liability)	250,750
HCOW	Equity Contracts – Swaps	Net Unrealized Depreciation on Swaps (liability)	4,291
MJUS	Equity Contracts – Swaps	Net Unrealized Appreciation on Swaps (asset)	11,926,948

The effect of derivative instruments on the Statement of Operations for the period ended March 31, 2024 is as follows:

	Derivatives	Location of Gains (Losses)on Derivatives Recognized in Income	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
DIVO	Equity Contracts	Options Written	$10,593,709	$(2,701,781)
SWAN	Equity Contracts	Options Purchased(a)	4,011,181	22,717,276
CNBS	Equity Contracts	Swaps	5,000,058	4,872,784
ISWN	Equity Contracts	Options Purchased(a)	246,618	3,559,297
QSWN	Equity Contracts	Options Purchased(a)	146,589	169,768
IWIN	Commodity Contracts	Long Futures	384,970	18,104
IDVO	Equity Contracts	Options Written	434,843	(122,646)
HCOW	Equity Contracts	Swaps	(125,578)	(16,262)
MJUS	Equity Contracts	Swaps	8,912,279	11,926,948

(a)   Realized and unrealized gain (loss) on options purchased is included within the net realized and unrealized gain (loss) on investments balance on the Statements of Operations.

The average monthly value of derivative activity during the period ended March 31, 2024 is as follows:

Average Market Value	DIVO	SWAN	CNBS	ISWN	QSWN	IWIN	IDVO	HCOW	MJUS
Options Written	$(7,756,395)	$—	$—	$—	$—	$—	$(11,925)	$—	$—
Options Purchased	—	26,511,193	—	4,774,702	398,601	—	—	—	—

Average Notional Value
Total Return Swaps	—	—	16,384,046	—	—	—	—	2,118,341	106,781,260
Futures Contracts – Long	—	—	—	—	—	1,266,771	—	—	—

Amplify ETF Trust Notes to the Financial Statements March 31, 2024 (Continued)

OFFSETTING ASSETS AND LIABILITIES

The Funds are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Funds to close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and type of Master Netting Arrangement.

Assets				Gross Amounts not offset in the Statement of Assets and Liabilities
Description / Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount
CNBS
Swaps Executed
Nomura Global Financial Products, Inc.	$2,027,312	$—	$2,027,312	$—	$—	$2,027,312

MJUS
Swaps Executed
National Bank of Canada	$11,926,948	$—	$11,926,948	$—	$—	$11,926,948
Liabilities				Gross Amounts not offset in the Statement of Assets and Liabilities
Description / Counterparty	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
HCOW
Swaps Executed
Goldman Sachs	$4,291	$—	$4,291	$—	$4,291	$—

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.

SHORT POSITIONS

When a Fund sells a security it does not own (known as a “short” position), it must buy or borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. For financial statement purposes, cash proceeds from securities sold short, if any, are included in the Statements of Assets and Liabilities as deposits at broker for securities sold short. The amount of the securities sold short, shown as a liability, is subsequently marked-to-market to reflect the current value of the short positions. Subsequent fluctuations in the market prices of securities sold short may require purchasing the securities at prices which could differ from the amount reflected in the Statements of Assets and Liabilities. A Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Dividend and interest expense paid by the Funds, if any, are displayed in the Expenses section of the Statements of Operations.

Amplify ETF Trust Notes to the Financial Statements March 31, 2024 (Continued)

SHARE VALUATION

The NAV per share of the Funds is calculated by dividing the sum of the value of the securities held by the Funds, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Funds is equal to the Funds’ NAV.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains (loss) on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on foreign currency transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities using the effective interest method.

Paid-in-kind (“PIK”) interest income received in the form of securities in-lieu of cash are recorded at the par value of the securities received. PIK accrues to cost and principal on a current basis but is generally not paid in cash until maturity or some other determined payment date.

Distributions received from YYY’s investments in closed-end funds (“CEFs”) are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the CEFs and management’s estimates of such amounts based on historical information. These estimates are adjusted with the tax returns after the actual source of distributions has been disclosed by the CEFs and may differ from the estimated amounts.

Amplify ETF Trust Notes to the Financial Statements March 31, 2024 (Continued)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income and net realized capital gains, if any, will be declared and paid at least annually by the Funds. All distributions are recorded on the ex-dividend date.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investments and foreign currency for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings/(accumulated deficit) and paid-in capital, as appropriate, in the period that the differences arise.

GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect risk of loss to be remote.

ORGANIZATIONAL AND OFFERING COSTS

All organizational costs incurred to establish the Funds were paid by the Adviser and are not subject to reimbursement.

3.    AGREEMENTS

The Adviser serves as investment adviser to the Funds. Pursuant to an Investment Management Agreement (the “Management Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust.

Under the Management Agreement, the Funds will pay the following investment advisory fees to the Adviser as compensation for the services rendered, facilities furnished, and expenses paid by it (with the exception of CNBS), including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees, but excluding interest, taxes, brokerage commissions, and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 Plan, if any, and extraordinary expenses.

Fund	Annual Rate of Average Daily Net Assets	Fund	Annual Rate of Average Daily Net Assets	Fund	Annual Rate of Average Daily Net Assets
YYY	0.50%	QSWN	0.49%	ITEQ	0.75%
IBUY	0.65%	IWIN	0.85%	ETHO	0.45%
DIVO	0.55%	NDIV	0.59%	MJ	0.75%
BLOK	0.70%	IDVO	0.65%	IVES	0.68%
BATT	0.59%	COWS	0.39%	GAMR	0.75%
SWAN	0.49%	HCOW	0.65%	AIEQ	0.75%
EMFQ	0.69%	SOF	0.20%	AWAY	0.75%
CNBS	0.65%	SILJ	0.69%	GERM	0.68%
ISWN	0.49%	HACK	0.60%	MJUS	0.75%
MVPS	0.49%	IPAY	0.75%

Pursuant to a contractual agreement between the Trust on behalf of CNBS, the Adviser has agreed to waive or reduce its fees to assume other expenses of CNBS, if necessary, in amounts that limit CNBS’ total operating expenses (exclusive of any Rule 12b-1 fees, taxes, interest, brokerage fees, acquired fund fees and expenses, expenses incurred in connection with any merger, reorganization, or proxy solicitation, litigation, and other extraordinary expenses) to not more than 0.75% of the average daily net assets of CNBS. For the period

Amplify ETF Trust Notes to the Financial Statements March 31, 2024 (Continued)

ended March 31, 2024, the Adviser’s management fee was reduced by $85,515 and the Adviser reimbursed $5,848 of the Fund’s expenses. This contractual agreement expires on March 1, 2025. The Adviser is entitled to recoup any fees that it waived and/or fund expenses that it paid for a period of three years following such fee waivers and/or expense payments per the Expense Reimbursement and Fee Waiver Agreement as outlined in the schedule below:

Recoupment Expiration	Amount of Recoupment
September 30, 2024	$149,805
September 30, 2025	212,931
September 30, 2026	195,636
September 30, 2027	102,714

Pursuant to a contractual agreement between the Trust, on behalf of COWS, management fees paid to the Adviser were reduced by 0.39%. For the period ended October 31, 2023, the Adviser’s management fee was reduced by $1,875. This contractual agreement will continue until September 12, 2024. The Adviser is not eligible to recoup these amounts.

The Adviser has contractually agreed to waive the proportionate amount of the COWS’s advisory fee as applied to the net assets of the Fund invested in HCOW, for which the Adviser also serves as investment adviser. As a result, the Adviser receives a management fee of 0.26% from assets of HCOW invested in COWS. Given the fee waiver in COWS, there was no reduction in the management fee in HCOW for the period ended March 31, 2024.

The Adviser has contractually agreed to waive the proportionate amount of the DIVO’s advisory fee as applied to the net assets of the Fund invested in SOF, for which the Adviser also serves as investment adviser. As a result, the Adviser receives a management fee of 0.35% from assets of SOF invested in DIVO.

The Adviser has contractually agreed to waive the proportionate amount of the MJ’s advisory fee as applied to the net assets of the Fund invested in MJUS, for which the Adviser also serves as investment adviser. As a result, the Adviser receives no management fee from assets of MJUS invested in MJ.

The Adviser has overall responsibility for overseeing the investment of the Funds’ assets, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust. Penserra Capital Management, LLC (“Penserra”), Capital Wealth Planning, LLC (“CWP”), Seymour Asset management, LLC “SAM”), Tidal Investments, a Tidal Financial Group company (“Tidal”), Cerity Partners, LLC (“Cerity”), Kelly Strategic Management, LLC (“Kelly Intelligence”), and Samsung Asset Management (“Samsung”) serve as Sub-Advisers to Funds in the Trust. The Sub-Advisers for each Fund is as follows:

	Sub-Adviser(s)		Sub-Adviser(s)
YYY	Penserra	HCOW	Penserra & Kelly Intelligence
IBUY	Penserra	SOF	Samsung
DIVO	Penserra & CWP	SILJ	Tidal
BLOK	Tidal	HACK	Penserra
BATT	Tidal	IPAY	Penserra
SWAN	Tidal & Cerity	ITEQ	Tidal
EMFQ	Penserra	ETHO	Tidal
CNBS	Penserra & SAM	MJ	Tidal
ISWN	Tidal & Cerity	IVES	Penserra
MVPS	Tidal	GAMR	Penserra
QSWN	Tidal & Cerity	AIEQ	Tidal
IWIN	Tidal	AWAY	Tidal
NDIV	Tidal	GERM	Tidal
IDVO	Penserra & CWP	MJUS	Tidal
COWS	Penserra & Kelly Intelligence

Amplify ETF Trust Notes to the Financial Statements March 31, 2024 (Continued)

Each Sub-Adviser has responsibility for selecting and continuously monitoring the Fund’s investments. Sub-Advisory fees earned by Penserra, Tidal, Cerity, CWP, SAM, Kelly Intelligence, and Samsung are paid by the Adviser.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ custodian, transfer agent and accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (“USB”), an affiliate of Fund Services, serves as the Funds’ custodian and securities lending agent.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

Certain officers and Trustees of the Trust are also officers or employees of the Adviser or its affiliates. The Chief Compliance Officer and the Principal Financial Officer of the Adviser provide services to CNBS and the Advisor is entitled to receive reimbursement from CNBS for their services pursuant to its fee arrangements with CNBS.

4.    SECURITIES LENDING

The Funds may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending programs administered by the Securities Lending Agents. The securities lending agreements require that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest.

The Funds receive compensation in the form of fees and earn interest on the non-cash and cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

As of March 31, 2024, the Funds listed in the below table had loaned securities and received cash collateral for the loans. All of the securities on loan were classified as common stocks. The cash collateral is invested by the Securities Lending Agents in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agents. The value of the securities on loan and the related collateral as of October 31, 2023, are disclosed in each Fund’s Schedule of Investments and Statement of Assets and Liabilities.

Amplify ETF Trust Notes to the Financial Statements March 31, 2024 (Continued)

As of March 31, 2024, the values of the securities on loan and payable for collateral due to brokers were as follows:

Fund	Value of Securities on Loan	Payable for Collateral Received(a)
YYY	$5,532,544	$5,840,600
IBUY	13,376,980	15,824,515
DIVO	70,186	73,831
BLOK	98,438,702	106,201,451
BATT	16,332,991	17,317,647
SWAN	—	—
EMFQ	84,992	93,948
CNBS	3,885,028	4,641,018
ISWN	—	—
MVPS	25,093	27,290
QSWN	—	—
IWIN	107,906	116,104
NIDV	691,403	719,859
IDVO	9,594,435	10,097,786
COWS	—	—
HCOW	—	—
SOF	—	—
SILJ	3,575,294	7,056,426
HACK	—	—
IPAY	954,403	1,043,709
ITEQ	6,648,828	7,022,800
ETHO	3,403,998	3,639,773
MJ	56,687,100	65,881,964
IVES	1,806,882	2,011,604
GAMR	1,882,545	2,036,920
AIEQ	132,036	3,741,855
AWAY	507,082	564,705
GERM	1,614,889	1,772,831
MJUS	—	—

(a)   The cash collateral received was invested in the First American Government Obligations Fund as shown on the schedule of investments, a short-term investment portfolio with an overnight and continuous maturity. The investment objective is to seek to maximize current income and daily liquidity by purchasing U.S. government securities and repurchase agreements collateralized by such ogligations.

The interest income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) is reflected in the Funds’ Statements of Operations.

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

Amplify ETF Trust Notes to the Financial Statements March 31, 2024 (Continued)

5.    INVESTMENT TRANSACTIONS

For the period ended March 31, 2024, the in-kind transactions associated with creations and redemptions, and the long-term purchases and sales of U.S. Government Securities were as follows:

Fund	Purchases	Sales	In-Kind Purchases	In-Kind Sales	U.S. Government Purchases	U.S. Government Sales
YYY	$114,404,937	$118,295,774	$70,153,169	$4,034,687	$—	$—
IBUY	25,655,877	25,971,611	11,977,378	44,634,765	—	—
DIVO	1,111,019,104	1,067,182,876	61,612,425	118,473,667	—	—
BLOK	154,182,222	172,338,408	584,143,033	663,807,515	—	—
BATT	28,178,385	35,267,053	1,183,287	13,528,868	—	—
SWAN	29,364,113	65,972,080	—	—	20,846,752	51,063,966
EMFQ	661,202	760,093	—	—	—	—
CNBS	4,837,452	300,237	—	—	—	—
ISWN	5,813,704	9,422,936	—	—	3,704,059	7,170,048
MVPS	869,848	885,831	—	499,986	—	—
QSWN	465,542	482,813	—	—	352,006	228,357
IWIN	267,234	455,411	—	1,655,042	—	—
NDIV	5,334,186	5,334,433	3,362,498	1,973,447	—	—
IDVO	37,328,491	38,648,784	56,215,788	6,958,427	—	—
COWS	6,119,717	5,594,380	11,930,511	4,422,997	—	—
HCOW	—	—	—	—	—	—
SOF	—	—	—	—	—	—
SILJ	357,231,581	355,570,591	39,116,631	5,859,226	—	—
HACK	807,352,811	803,387,721	363,763,352	353,925,496	—	—
IPAY	128,755,327	132,432,784	6,415,055	98,838,119	—	—
ITEQ	8,175,624	8,133,128	2,272,139	16,947,939	—	—
ETHO	4,755,312	4,465,264	2,869,091	12,778,831	—	—
MJ	55,541,175	59,540,920	—	10,074,239	—	—
IVES	7,636,298	5,272,635	4,660,532	5,600,635	—	—
GAMR	12,650,179	13,879,713	—	4,405,442	—	—
AIEQ	634,884,398	634,712,443	3,051,768	16,739,205	—	—
AWAY	17,988,156	22,509,416	4,214,011	33,345,202	—	—
GERM	1,809,522	1,817,369	—	2,656,512	—	—
MJUS	4,216,799	29,980,206	49,692	234,154	—	—

6.    TRANSACTIONS WITH AFFILIATED SECURITIES

Investments in issuers considered to be affiliate(s) of the Funds during the year ended October 31, 2023 for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Investments in Amplify Samsung SOFR ETF	Amplify CWP Enhanced Dividend Income ETF
Value at October 31, 2023	$—
Purchases at Cost	102,128,708
Proceeds from Sales	(3,110,942)
Net Realized Gain (Loss)	4,316
Change in Unrealized Appreciation/(Depreciation)	(96,021)
Value at March 31, 2024	$98,926,061
Shares held at March 31, 2024	986,646
Dividend Income	$1,788,377

Amplify ETF Trust Notes to the Financial Statements March 31, 2024 (Continued)
Investments in Amplify Cash Flow Dividend Leaders ETF	Amplify Cash Flow High Income ETF
Value at October 31, 2023	$2,513,272
Purchases at Cost	—
Proceeds from Sales	—
Net Realized Gain (Loss)	—
Change in Unrealized Appreciation/(Depreciation)	696,314
Value at March 31, 2024	$3,209,586
Shares held at March 31, 2024	107,632
Dividend Income	$30,595
Investments in Amplify U.S. Alternative Harvest ETF	Amplify Alternative Harvest ETF
Value at September 30, 2023	$132,937,993
Purchases at Cost	—
Proceeds from Sales	(30,262,195)
Net Realized Gain (Loss)	(10,749,294)
Change in Unrealized Appreciation/(Depreciation)	29,812,199
Value at March 31, 2024	$121,738,703
Shares held at March 31, 2024	55,588,449
Dividend Income	$2,400,476

7.    FEDERAL INCOME TAXES

As of and during the year ended October 31, 2023, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the year/period ended October 31, 2023, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the year ended October 31, 2023, the Funds did not incur any interest or penalties.

The tax composition of distributions paid during the year/period ended October 31, 2023 for the Funds was as follows:

	Ordinary Income	Capital Gains	Return of Capital
YYY	$32,823,110	$—	$10,544,890
IBUY	—	—	—
DIVO	60,061,554	—	72,626,691
BLOK	—	—	—
BATT	6,037,095	—	—
SWAN	6,977,010	—	—
EMFQ	6,458	—	—
CNBS	—	—	—
ISWN	1,056,161	—	—
MVPS	—	—	—
QSWN	68,651	—	—
IWIN	54,504	—	—
NDIV	365,917	—	129,309
IDVO	866,121	—	583,515
COWS	6,480	—	—
HCOW	20,026	—	—

Amplify ETF Trust Notes to the Financial Statements March 31, 2024 (Continued)

The tax composition of distributions paid during the year ended September 30, 2023 for the Funds was as follows:

	Ordinary Income	Capital Gains	Return of Capital
SILJ	$380,891	$—	$—
HACK	3,006,286	—	—
IPAY	—	—	—
ITEQ	—	—	—
ETHO	2,120,978	—	—
MJ	8,926,095	—	—
IVES	—	—	—
GAMR	—	—	—
AIEQ	1,342,664	—	—
AWAY	—	—	—
GERM	192,053	—	—
MJUS	—	—	—

The tax composition of distributions paid during the year/period ended October 31, 2022 for the Funds was as follows:

	Ordinary Income	Capital Gains	Return of Capital
YYY	$23,924,398	$—	$13,017,602
IBUY	—	—	—
DIVO	22,060,258	10,602,302	33,000,810
BLOK	167,906,335	—	—
BATT	5,449,017	—	—
SWAN	23,594,215	26,156,250	—
EMFQ	—	—
CNBS	960	—	—
ISWN	704,129	—	—
MVPS	—	378	—
QSWN	28,429	—	—
IWIN	—	—	—
NDIV	8,953	—	848
IDVO	5,879	—	12,496

The tax composition of distributions paid during the year ended September 30, 2022 for the Funds was as follows:

	Ordinary Income	Capital Gains	Return of Capital
SILJ	$2,774,481	$—	$—
HACK	2,222,505	—	—
IPAY	—	—	—
ITEQ	—	—	—
ETHO	1,482,849	—	—
MJ	12,808,889	—	—
IVES	—	—	—
GAMR	2,457,762	—	—
AIEQ	—	2,903,688	—
AWAY	—	—	—
GERM	119,444	—	—
MJUS	—	—	—

Amplify ETF Trust Notes to the Financial Statements March 31, 2024 (Continued)

The Funds intend to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable income and capital gains to shareholders. Therefore, no federal income or excise tax provision has been made.

The cost basis of investments and distributable earnings (accumulated deficit) for federal income tax purposes as of October 31, 2023 was as follows:

	YYY	IBUY	DIVO	BLOK	BATT
	Investments	Investments	Investments	Investments	Investments
Tax cost of investments	$433,671,469	$285,638,925	$2,830,696,279	$869,852,986	$192,702,877
Gross tax unrealized appreciation	5,395,982	9,347,115	154,590,776	36,451,930	4,034,540
Gross tax unrealized depreciation	(91,483,475)	(135,003,540)	(145,607,308)	(404,558,107)	(71,737,730)
Net tax unrealized appreciation (depreciation)	(86,087,493)	(125,656,425)	8,983,468	(368,106,177)	(67,703,190)
Undistributed ordinary income	—	—	—	12,491,001	3,368,757
Undistributed long-term capital gain	—	—	—	—	—
Total accumulated gain	—	—	—	12,491,001	3,368,757
Other accumulated gain (loss)	(66,322,667)	(353,671,771)	(12,835,884)	(439,368,827)	(55,249,638)
Distributable earnings/(accumulated deficit)	$(152,410,160)	$(479,328,196)	$(3,852,416)	$(794,984,003)	$(119,584,071)
	SWAN	EMFQ	CNBS	ISWN	MVPS
	Investments	Investments	Investments	Investments	Investments
Tax cost of investments	$197,524,009	$3,410,029	$98,661,550	$41,264,172	$4,117,256
Gross tax unrealized appreciation	42,409	115,148	137,164	—	152,438
Gross tax unrealized depreciation	(17,745,243)	(1,568,121)	(86,373,465)	(4,224,133)	(1,812,895)
Net tax unrealized appreciation (depreciation)	(17,702,834)	(1,452,973)	(86,236,301)	(4,224,133)	(1,660,457)
Undistributed ordinary income	505,413	98,136	—	103,397	—
Undistributed long-term capital gain	—	—	—	—	—
Total accumulated gain	505,413	98,136	—	103,397	—
Other accumulated gain (loss)	(114,305,246)	(5,943,166)	(23,598,137)	(12,756,763)	(2,429,899)
Distributable earnings/(accumulated deficit)	$(131,502,667)	$(7,298,003)	$(109,834,438)	$(16,877,499)	$(4,090,356)
	QSWN	IWIN	NDIV	IDVO	COWS
	Investments	Investments	Investments	Investments	Investments
Tax cost of investments	$2,235,646	$8,885,813	$9,328,122	$44,808,708	$5,395,943
Gross tax unrealized appreciation	72,984	856,783	260,808	1,847,523	48,216
Gross tax unrealized depreciation	(166,690)	(1,923,090)	(349,731)	(2,522,704)	(311,341)
Net tax unrealized appreciation (depreciation)	(93,706)	(1,066,307)	(88,923)	(675,181)	(263,125)
Undistributed ordinary income	5,454	337,806	—	—	530
Undistributed long-term capital gain	—	—	—	—	—
Total accumulated gain	5,454	337,806	—	—	530
Other accumulated gain (loss)	(703,456)	(793,346)	(177,236)	(1,106,508)	(4,626)
Distributable earnings/(accumulated deficit)	$(791,708)	$(1,521,847)	$(266,159)	$(1,781,689)	$(267,221)

Amplify ETF Trust Notes to the Financial Statements March 31, 2024 (Continued)
HCOW
Investments
Tax cost of investments	$2,950,644
Gross tax unrealized appreciation	—
Gross tax unrealized depreciation	(161,133)
Net tax unrealized appreciation (depreciation)	(161,133)
Undistributed ordinary income	716
Undistributed long-term capital gain	—
Total accumulated gain	716
Other accumulated gain (loss)	—
Distributable earnings/(accumulated deficit)	$(160,417)

The cost basis of investments and distributable earnings (accumulated deficit) for federal income tax purposes as of September 30, 2023 was as follows:

	SILJ	HACK	IPAY	ITEQ	ETHO
	Investments	Investments	Investments	Investments	Investments
Tax cost of investments	$813,795,231	$1,515,386,270	$577,294,087	$145,037,652	$208,987,279
Gross tax unrealized appreciation	27,477,165	165,686,349	22,689,432	8,777,049	20,674,739
Gross tax unrealized depreciation	(260,694,498)	(243,761,801)	(199,452,040)	(49,045,212)	(28,240,008)
Net tax unrealized appreciation (depreciation)	(233,217,333)	(78,075,452)	(176,762,608)	(40,268,163)	(7,565,269)
Undistributed ordinary income	—	51,555	345,328	—	138,427
Undistributed long-term capital gain	—	—	—	—	—
Total accumulated gain	—	51,555	345,328	—	138,427
Other accumulated gain (loss)	(299,940,482)	(310,261,331)	(253,911,705)	(27,354,965)	(16,624,465)
Distributable earnings/(accumulated deficit)	$(533,157,815)	$(388,285,228)	$(430,328,985)	$(67,623,128)	$(24,051,307)
	MJ	IVES	GAMR	AIEQ	AWAY
	Investments	Investments	Investments	Investments	Investments
Tax cost of investments	$694,010,638	$34,066,153	$63,052,945	$107,084,233	$155,549,981
Gross tax unrealized appreciation	12,663,232	3,669,298	3,282,333	1,046,655	4,109,815
Gross tax unrealized depreciation	(351,106,545)	(7,117,232)	(17,520,484)	(3,137,038)	(47,922,181)
Net tax unrealized appreciation (depreciation)	(338,443,313)	(3,447,934)	(14,238,151)	(2,090,383)	(43,812,366)
Undistributed ordinary income	1,560,377	—	11,336	19,629	—
Undistributed long-term capital gain	—	—	—	—	—
Total accumulated gain	1,560,377	—	11,336	19,629	—
Other accumulated gain (loss)	(1,521,778,910)	(12,862,537)	(42,513,400)	(54,989,103)	(118,557,999)
Distributable earnings/(accumulated deficit)	$(1,858,661,846)	$(16,310,471)	$(56,740,215)	$(57,059,857)	$(162,370,365)

Amplify ETF Trust Notes to the Financial Statements March 31, 2024 (Continued)
	GERM	MJUS
	Investments	Investments
Tax cost of investments	$31,788,428	$151,373,072
Gross tax unrealized appreciation	816,363	768,943
Gross tax unrealized depreciation	(15,559,954)	(11,567,706)
Net tax unrealized appreciation (depreciation)	(14,743,591)	(10,798,763)
Undistributed ordinary income	3,587	—
Undistributed long-term capital gain	—	—
Total accumulated gain	3,587	—
Other accumulated gain (loss)	(16,107,836)	(16,049,257)
Distributable earnings/(accumulated deficit)	$(30,847,840)	$(26,848,020)

The difference between book and tax-basis cost is attributable to the deferral on wash sales, passive foreign investment companies, deferral on straddles and Swap mark-to-market.

At October 31, 2023, the Funds deferred, on a tax basis, late year ordinary losses of:

Late Year Ordinary Loss Deferral
YYY	$—
IBUY	216,859
DIVO	—
BLOK	—
BATT	—
SWAN	—
EMFQ	—
CNBS	—
ISWN	—
MVPS	310
QSWN	—
IWIN	—
NDIV	—
IDVO	—
COWS	—
HCOW	—

Amplify ETF Trust Notes to the Financial Statements March 31, 2024 (Continued)

At September 30, 2023, the Funds deferred, on a tax basis, late year ordinary losses of:

Late Year Ordinary Loss Deferral
SILJ	$1,372,333
HACK	—
IPAY	—
ITEQ	—
ETHO	—
MJ	—
IVES	90,700
GAMR	—
AIEQ	—
AWAY	—
GERM	—
MJUS	—

At October 31, 2023, the Funds had the following capital loss carryforwards:

	Short-Term	Long-Term	Expires
YYY	$28,676,146	$37,646,521	Unlimited
IBUY	124,545,169	228,909,156	Unlimited
DIVO	2,023,577	13,779,602	Unlimited
BLOK	176,350,224	263,011,016	Unlimited
BATT	24,296,437	30,942,939	Unlimited
SWAN	97,281,428	17,023,818	Unlimited
EMFQ	3,006,507	2,936,640	Unlimited
CNBS	7,458,346	16,139,791	Unlimited
ISWN	11,022,768	1,733,995	Unlimited
MVPS	1,640,757	788,844	Unlimited
QSWN	697,760	5,696	Unlimited
IWIN	736,267	61,747	Unlimited
NDIV	128,541	48,693	Unlimited
IDVO	1,163,035	10,004	Unlimited
COWS	4,626	—	Unlimited
HCOW	—	—	Unlimited

Amplify ETF Trust Notes to the Financial Statements March 31, 2024 (Continued)

At September 30, 2023, the Funds had the following capital loss carryforwards:

	Short-Term	Long-Term	Expires
SILJ	$132,046,895	$166,521,331	Unlimited
HACK	173,594,335	136,666,850	Unlimited
IPAY	82,730,261	171,177,318	Unlimited
ITEQ	12,110,864	15,244,105	Unlimited
ETHO	8,557,418	8,067,047	Unlimited
MJ	429,384,981	1,092,392,312	Unlimited
IVES	2,648,434	10,107,033	Unlimited
GAMR	16,633,167	25,878,915	Unlimited
AIEQ	54,989,103	—	Unlimited
AWAY	55,624,141	62,932,988	Unlimited
GERM	5,093,526	11,014,310	Unlimited
MJUS	14,868,468	1,180,800	Unlimited

Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to net operating losses, losses from the Fund’s wholly owned subsidiary in IWIN only, prior year return of capital true ups, and redemption-in-kind transactions. For the year ended October 31, 2023, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
YYY	$438,510	$(438,510)
IBUY	(10,665,576)	10,665,576
DIVO	(25,999,586)	25,999,586
BLOK	17,647,079	(17,647,079)
BATT	(1,204,552)	1,204,552
SWAN	—	—
EMFQ	(16,735)	16,735
CNBS	7,640,529	(7,640,529)
ISWN	—	—
MVPS	854,026	(854,026)
QSWN	51,885	(51,885)
IWIN	405,292	(405,292)
NDIV	(350,588)	350,588
IDVO	(476,031)	476,031
COWS	—	—
HCOW	—	—

Amplify ETF Trust Notes to the Financial Statements March 31, 2024 (Continued)

For the year ended September 30, 2023, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
SILJ	$(2,534,506)	$2,534,506
HACK	(45,048,100)	45,048,100
IPAY	(1,774,347)	1,774,347
ITEQ	(3,534,977)	3,534,977
ETHO	(914,464)	916,464
MJ	15,616,605	(15,616,605)
IVES	(690,629)	690,629
GAMR	(374,992)	374,992
AIEQ	303,014	(303,014)
AWAY	8,681,836	(8,681,836)
GERM	(482,132)	482,132
MJUS	14,527,357	(14,527,357)

During the year/period ended October 31, 2023 and September 30, 2023, the Funds realized the following net capital gains (losses) resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains (losses) are not taxable to the Funds, and gains are not distributed to shareholders, they have been reclassified from total distributable earnings (accumulated deficit) to paid-in capital.

Year/Period Ended October 31, 2023
YYY	$(1,078,203)
IBUY	10,741,393
DIVO	25,999,586
BLOK	(17,647,079)
BATT	1,204,552
SWAN	—
EMFQ	16,735
CNBS	(24,912)
ISWN	—
MVPS	(850,391)
QSWN	(51,885)
IWIN	(401,218)
NDIV	350,588
IDVO	476,030
COWS	—
HCOW	—

Amplify ETF Trust Notes to the Financial Statements March 31, 2024 (Continued)
Year Ended September 30, 2023
SILJ	$5,474,021
HACK	50,528,039
IPAY	8,090,599
ITEQ	4,241,240
ETHO	940,435
MJ	(107,901)
IVES	1,192,225
GAMR	557,270
AIEQ	343,113
AWAY	(2,241,789)
GERM	632,010
MJUS	28,924

SOF was launched after October 31, 2023, therefore there is not any federal income tax information.

8.    SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. The evaluation did not result in any subsequent events that necessitated disclosure and/or adjustment.

Amplify ETF Trust

Approval of Investment Advisory Agreements
and Board Considerations (Unaudited)

Board Considerations Regarding Approval of
Investment Management Agreements and Sub-Advisory Agreements

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on

(i)      June 16, 2023,1 the Board of Trustees (the “Board”) of Amplify ETF Trust (the “Trust”) considered the approval of, and approved, the following agreements (collectively, the “Agreements”): an Investment Management Agreement between Amplify Investments LLC (the “Adviser”) and the Trust, on behalf of the Amplify ETF Fund noted below and:

(a)     the Investment Sub-Advisory Agreement between the Adviser and Penserra Capital Management LLC (“Penserra”) on behalf of the Amplify ETF Funds noted below:

AMPLIFY CYBER SECURITY ETF (“HACK”)

AMPLIFY MOBILE PAYMENTS ETF (“IPAY”)

AMPLIFY GLOBAL CLOUD TECHNOLOGY ETF (“IVES”)

AMPLIFY VIDEO GAME TECH ETF (“GAMR”)

(b)     the Investment Sub-Advisory Agreement between the Adviser and Tidal Investments LLC, which was formerly known as Toroso Investments LLC (“Tidal”) on behalf of the Amplify ETF Funds noted below:

AMPLIFY JUNIOR SILVER MINERS ETF (“SILJ”)

AMPLIFY BLUESTAR ISRAEL TECHNOLOGY ETF (“ITEQ”)

AMPLIFY ETHO CLIMATE LEADERSHIP U.S. ETF (“ETHO”)

AMPLIFY ALTERNATIVE HARVEST ETF (“MJ”)

AMPLIFY AI POWERED EQUITY ETF (“AIEQ”)

AMPLIFY TRAVEL TECH ETF (“AWAY”)

AMPLIFY TREATMENTS TESTING & ADVANCEMENTS ETF (“GERM”)

AMPLIFY U.S. ALTERNATIVE HARVEST ETF (“MJUS”)

(ii)     September 12, 2023, the Board considered the approval of, and approved, the Investment Management Agreement between the Trust and the Adviser and the Investment Sub-Advisory Agreement between the Adviser and Samsung Asset Management (New York), Inc. (“Samsung”) on behalf of the Amplify ETF Fund noted below:

AMPLIFY SOFR ETF EQUITY ETF (“SOF”)

and

(iii)   December 12, 2023, the Board considered the approval of, and approved, the Investment Management Agreement between the Trust and the Adviser and:

(a)     the Investment Sub-Advisory Agreements between (1) the Adviser and Penserra and (2) the Adviser and Capital Wealth Planning LLC (“CWP”) on behalf of the Amplify ETF Fund noted below:

AMPLIFY CWP ENHANCED DIVIDEND INCOME ETF (“DIVO”)

____________

1          The Securities and Exchange Commission issued an order on March 25, 2020, granting exemptions from certain provisions of the Investment Company Act of 1940 (the “Company Act”) requiring the votes of the board of directors be cast in-person (the “Order”). On June 19, 2020, the Commission extended that Order until such date to be specified in a public notice which will be “no earlier than December 31, 2020”. See https://www.sec.gov/rules/exorders/2020/ic-33897.pdf. To date, the Commission has not issued any such public notice.

Amplify ETF Trust

Approval of Investment Advisory Agreements
and Board Considerations (Unaudited)

Board Considerations Regarding Approval of
Investment Management Agreements and Sub-Advisory Agreements (Continued)

(b)     the Investment Sub-Advisory Agreement between the Adviser and Penserra, on behalf of the Amplify ETF Fund noted below:

AMPLIFY BLOCKCHAIN LEADERS ETF (“BLOK”)

AMPLIFY LITHIUM AND BATTERY TECHNOLOGY ETF (“BATT”)

AMPLIFY EMERGING MARKETS FINTECH ETF (“EMFQ”)

(c)     the Investment Sub-Advisory Agreement between (1) the Adviser and Penserra and (2) the Adviser and Seymour Asset Management LLC (“SAM”) on behalf of the Amplify ETF Fund noted below:

AMPLIFY SEYMOUR CANNABIS ETF (CNBS)

(d)     the Investment Sub-Advisory Agreement between the Adviser and Tidal on behalf of the Amplify ETF Fund noted below:

AMPLIFY INFLATION FIGHTER ETF (“IWIN”)

Each of the dates referenced above (June 16, 2023, September 12, 2023, and December 12, 2023) will be hereinafter referred to as the “Approval Meeting” with respect to the ETF Funds approved on such date.

With respect to HACK, IPAY, IVES, GAMR, BLOK, BATT and EMFQ, the term “Sub-Adviser” shall mean Penserra. With respect to SILJ, ITEQ, ETHO, MJ, AIETQ, AWAY, GERM, MJUS and IWIN, the term “Sub-Adviser” shall mean Tidal. With respect to SOF, the term Sub-Adviser shall mean Samsung. With respect to DIVO, the term “Sub-Adviser” shall mean both Penserra and CWP. With respect to CNBS, the term “Sub-Adviser” shall mean both Penserra and SAM.

The Adviser and the Sub-Adviser for HACK, IPAY, IVES, GAMR, SILJ, ITEQ, ETHO, MJ, AIETQ, AWAY, GERM, and MJUS were originally approved by the Board, and separately by its Independent Trustees, at a meeting held on or about June 16, 2023 for an initial two-year term.

The Adviser and the Sub-Adviser for SOF was originally approved by the Board, and separately by its Independent Trustees, on September 12, 2023 for an initial two-year term.

The Adviser and the Sub-Adviser for DIVO was originally approved by the Board, and separately by its Independent Trustees, at a meeting held on or about June 22, 2016 for an initial two-year term. Thereafter, the Adviser and Sub-Adviser for DIVO was approved by the Board, and separately by its Independent Trustees, for additional one-year terms at meetings held on or about June 12, 2018, June 11, 2019, December 10, 2019, December 8, 2020, December 2, 2021, December 14, 2022 and December 12, 2023.

The Adviser and the Sub-Adviser for BLOK was originally approved by the Board, and separately by its Independent Trustees, at a meeting held on or about June 22, 2016 for an initial two-year term. Thereafter, the Adviser and Sub-Adviser for BLOK was approved by the Board, and separately by its Independent Trustees, for additional one-year terms at meetings held on or about June 12, 2018, June 11, 2019, December 10, 2019, December 8, 2020, December 2, 2021, December 14, 2022 and December 12, 2023.

The Adviser and the Sub-Adviser for BATT was originally approved by the Board, and separately by its Independent Trustees, at a meeting held on or about March 13, 2018 for an initial two-year term. Thereafter, the Adviser and Sub-Adviser for BATT was approved by the Board, and separately by its Independent Trustees, for additional one-year terms at meetings held on or about December 10, 2019, December 8, 2020, December 2, 2021, December 14, 2022 and December 12, 2023.

Amplify ETF Trust

Approval of Investment Advisory Agreements
and Board Considerations (Unaudited)

Board Considerations Regarding Approval of
Investment Management Agreements and Sub-Advisory Agreements (Continued)

The Adviser and the Sub-Adviser for EMFQ was originally approved by the Board, and separately by its Independent Trustees, as Amplify International Online Retail ETF (with a ticker of XBUY) at a meeting held on or about September 18, 2018 for an initial two-year term. Thereafter, the Adviser and Sub-Adviser for XBUY was approved by the Board, and separately by its Independent Trustees, for additional one-year terms at meetings held on or about September 15, 2020 and September 14, 2021. At the meeting held on December 2, 2021, the Board was advised that XBUY changed its name to Amplify Emerging Markets FinTech ETF, with a ticker of EMFQ and the Board, including a separate vote by its Independent Trustees, approved the retention of the Adviser and Sub-Adviser for EFMQ at that meeting for an additional one year term. Thereafter, the Adviser and Sub-Adviser for EFMQ was approved by the Board, and separately by its Independent Trustees, for additional one-year terms at meetings held on or about December 14, 2022 and December 12, 2023

Amplify and Penserra were originally approved by the Board, and separately by its Independent Trustees, at a meeting held on or about March 12, 2019 as the Adviser and the initial sub-adviser for CNBS for an initial two-year term. Thereafter, Amplify and Penserra were approved by the Board, and separately by its Independent Trustees, for additional one-year terms at meetings held on or about December 8, 2020 and December 2, 2021 for additional one-year terms. At a meeting held on March 15, 2023, the Board, including a separate vote by its Independent Trustees, considered and approved adding SAM as a co-sub-adviser with Penserra (SAM and Penserra referred together hereinafter as the “Sub-Adviser”) to the Fund for an additional one- year term. Thereafter, the Adviser and Sub-Adviser for CNBS were approved by the Board, and separately by its Independent Trustees, for additional one-year terms at meetings held on or about December 12, 2023.

The Adviser and the Sub-Adviser for IWIN was originally approved by the Board, and separately by its Independent Trustees, at a meeting held on or about December 2, 2021 for an initial two-year term. Thereafter, the Adviser and Sub-Adviser for DIVO was approved by the Board, and separately by its Independent Trustees, for an additional one-year term at meetings held on or about December 12, 2023.

Each of the meetings referenced above are hereinafter referred to as the “Review Meetings” for the applicable ETF Fund.

At each of the Review Meetings, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”) requested and reviewed a wide variety of information from the Adviser and the Sub-Adviser. Prior to the Review Meetings, the Board, including the Independent Trustees, reviewed written materials from the Adviser and the Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Sub-Adviser; (ii) the Adviser and the Sub-Adviser’s costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Adviser and the Sub-Adviser and (iii) the existence, or anticipated existence, of economies of scale. After review of the written materials and discussion during the Review Meeting, the Board, including the Independent Trustees in a separate vote, approved the initial two-year term for the Adviser and the respective Sub-Adviser for each of the Amplify ETF Funds listed for an additional one-year term.

At each of the Approval Meetings, the Board, including the Independent Trustees met to discuss and review the Agreements with respect to each of the Amplify ETF Funds listed herein. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser and the Sub-Adviser. Prior to the Approval Meetings, the Board, including the Independent Trustees, reviewed written materials from the Adviser and the Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Sub-Adviser; (ii) the Adviser and the Sub-Adviser’s costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Adviser and the Sub-Adviser; and (iii) the existence, or anticipated existence, of economies of scale. At the Approval Meeting, representatives from the Adviser and the Sub-Adviser, along with other service providers of the applicable Amplify ETF Fund, presented additional oral and written information to help the Board evaluate the Adviser and the Sub-Adviser’s fees and other aspects of the Agreements. Among other things, representatives from the Adviser and the Sub-Adviser provided overviews of their advisory businesses, including investment personnel and investment processes. The representatives also discussed the rationale for launching each of the Amplify ETF Fund listed herein, the relevant Amplify ETF Fund’s fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the meeting and the Adviser and Sub-Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the approval of the Agreements in light of this information. In its deliberations, the

Amplify ETF Trust

Approval of Investment Advisory Agreements
and Board Considerations (Unaudited)

Board Considerations Regarding Approval of
Investment Management Agreements and Sub-Advisory Agreements (Continued)

Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision. Thereafter, the Board, including the Independent Trustees in a separate vote, approved the following Amplify ETF Fund products: DIVO, BLOK, BATT, EFMQ, CNBS, IWIN, SOF, SILJ, HACK, IPAY, ITEQ, ETHO, MJ, IVES, GAMR, AIEQ, AWAY, GERM and MJUS; the retention of the Adviser and each of the Sub-Adviser and their respective Agreements, for an additional one year term.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees considered information concerning the functions to be performed by the Adviser and the Sub-Adviser and the personnel and resources of the Adviser and Sub-Adviser, including the investment management team that will be responsible for the day-to-day management of the relevant Amplify ETF Fund and the portfolio manager responsible for investing the portfolio of the relevant Amplify ETF Fund. The Trustees also considered statements by the Adviser and Sub-Adviser regarding their respective financial conditions, that each was financially stable and could support its performance of the services under its Agreement. The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund’s service providers.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser to the relevant Amplify ETF Fund listed herein under the respective Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees discussed the information provided by the Adviser on the relevant Amplify ETF Fund’s proposed investment management fee as set forth in the following chart:

DIVO	AMPLIFY CWP ENHANCED DIVIDEND INCOME ETF (DIVO)	0.56
BLOK	AMPLIFY BLOCKCHAIN LEADERS ETF (BLOK)	0.76
BATT	AMPLIFY LITHIUM AND BATTERY TECHNOLOGY ETF (BATT)	0.59
EMFQ	AMPLIFY EMERGING MARKETS FINTECH ETF (EMFQ)	0.69
CNBS	AMPLIFY SEYMOUR CANNABIS ETF (“CNBS”)	0.65[2]
IWIN	AMPLIFY INFLATION FIGHTER ETF (IWIN)	0.87
SOF	AMPLIFY SOFR ETF (SOF)	0.20
SILJ	AMPLIFY JUNIOR SILVER MINERS ETF (“SILJ”)	0.69
HACK	AMPLIFY CYBER SECURITY ETF (“HACK”)	0.60
IPAY	AMPLIFY MOBILE PAYMENTS ETF (“IPAY”)	0.75
ITEQ	AMPLIFY BLUESTAR ISRAEL TECHNOLOGY ETF (“ITEQ”)	0.75
ETHO	AMPLIFY ETHO CLIMATE LEADERSHIP U.S. ETF (“ETHO”)	0.45
MJ	AMPLIFY ALTERNATIVE HARVEST ETF(“MJ”)	0.78
IVES	AMPLIFY GLOBAL CLOUD TECHNOLOGY ETF (“IVES”)	0.68
GAMR	AMPLIFY VIDEO GAME TECH ETF (“GAMR”)	0.75
AIEQ	AMPLIFY AI POWERED EQUITY ETF (“AIEQ”)	0.75
AWAY	AMPLIFY TRAVEL TECH ETF (“AWAY”)	0.75
GERM	AMPLIFY TREATMENTS TESTING & ADVANCEMENTS ETF (“GERM”)	0.68
MJUS	AMPLIFY U.S. ALTERNATIVE HARVEST ETF (“MJUS”)	0.75

____________

2          The Fund’s investment adviser has contractually agreed to waive its advisory fees and/or assume as its own expense certain expenses otherwise payable by the Fund to the extent necessary to ensure that total annual fund operating expenses do not exceed 0.75% of average daily net assets until March 1, 2025.

Amplify ETF Trust

Approval of Investment Advisory Agreements
and Board Considerations (Unaudited)

Board Considerations Regarding Approval of
Investment Management Agreements and Sub-Advisory Agreements (Continued)

The proposed investment management fee was compared to information provided by the Adviser on other similar products. The Trustees also considered that the Adviser and Sub-Adviser had managed the relevant Amplify ETF Fund to the Board’s satisfaction over the course of the previous years.

The Trustees noted that the proposed annual investment management fee to be charged to all of the Amplify ETF Fund noted in the chart above (with the exception of CNBS) was a unitary fee, and that the Adviser has agreed to pay all other expenses of the relevant Amplify ETF Fund, including fees payable to the Sub-Adviser, except brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, distribution and service fees payable pursuant to a 12b-1 Plan, if any, and extraordinary expenses. The Board concluded that the unitary investment management fee to be charged to the relevant Amplify ETF Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser and relevant Sub-Adviser. With respect to CNBS, the Trustees noted that the .65% fee charged to the Amplify ETF Fund, with the agreement to waive its advisory fee or assume as its own expense certain expenses which would otherwise be payable to CNBS to the extent necessary that the total annual fund operating expenses do not exceed .75% is reasonable and appropriate in light of the services expected to be provided by the Adviser and Sub-Adviser.

In conjunction with their review of the fees for CNBS and the unitary investment management fee for each of the other Amplify ETF Funds, the Trustees considered information provided by the Adviser and Sub-Adviser on their costs to be incurred in connection with the proposed Agreement and their estimated profitability and that any profitability would not be excessive. The Trustees concluded that the estimated profits to be realized by the Adviser and the Sub-Adviser with respect to the relevant Amplify ETF Fund appeared to be reasonable.

Economies of Scale and Whether the Fee Level Reflects These Economies of Scale. The Trustees considered the information provided by the Adviser and the Sub-Adviser as to the extent to which economies of scale may be realized as the relevant Amplify ETF Fund grows and whether the fee level reflects economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the relevant Amplify ETF Fund would be enjoyed by the Adviser and Sub-Adviser, but that a unitary fee provides a level of certainty in expenses for the relevant Amplify ETF Fund. The Trustees considered whether the proposed advisory fee rate for the relevant Amplify ETF Fund is reasonable in relation to the projected asset size of the relevant Amplify ETF Fund. The Trustees noted the Adviser’s and Sub-Adviser’s views on their expectations for growth, noting that, initially, the Adviser did not anticipate any material economies of scale. The Trustees concluded that the flat investment management fee was reasonable and appropriate.

The Trustees noted that the Adviser and Sub-Adviser had not identified any further benefits that it would derive from its relationship with the relevant Amplify ETF Fund, and had noted that it will not, initially, have any soft dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, have determined to approve the Agreements for the relevant Amplify ETF Fund listed herein.

Amplify ETF Trust

Review of Liquidity Risk Management Program

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Amplify ETF Trust (the “Trust”), on behalf of each of its series (each a “Fund” and, collectively, the “Funds”), has established a liquidity risk management program to govern the Funds’ approach to managing liquidity risk (the “Program”). The Program is overseen by the Trust’s Chief Compliance Officer (the “Liquidity Risk Manager”). The Trust’s Board of Trustees (the “Board”) has approved the designation of the Liquidity Risk Manager to administer the Program.

The Program’s principal objectives include supporting the Funds’ compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence each Fund’s liquidity and the periodic classification and re-classification of certain Funds’ investments into groupings that reflect the Liquidity Risk Manager’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on December 12, 2023, the Trustees received a written report from the Liquidity Risk Manager regarding the design and operational effectiveness of the Program since its implementation. The Liquidity Risk Manager determined, and reported to the Board, that the Program is reasonably designed to assess and manage the Funds’ liquidity risk and has operated adequately and effectively to manage the Funds’ liquidity risk since implementation. The Liquidity Risk Manager reported that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Liquidity Risk Manager also noted no Fund has filed a Form N-LIQUID with the SEC.

The Liquidity Risk Manager noted that, with the exception of the Amplify BlackSwan Growth & Treasury Core ETF (“SWAN”), Amplify Seymour Cannabis ETF (“CNBS”), Amplify BlackSwan ISWN ETF (“ISWN”), Amplify BlackSwan Tech & Treasury ETF (“QSWN”), Amplify Inflation Fighter ETF (“IWIN”), Amplify Cash Cows High Income ETF (“HCOW”), Amplify Samsung SOFR ETF (“SOF”), and Amplify U.S. Alternative Harvest ETF (“MJUS”), the Funds continue to qualify as “in-kind” ETFs under Rule 22e-4 and, as such, are exempt from the requirement to set a highly liquid investment minimum. The Liquidity Risk Manager noted that SWAN, CNBS, ISWN, QSWN, IWIN, HCOW, SOF, and MJUS are invested in highly liquid securities and, accordingly, continue to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule. Because of that continued qualification for the exemption, the Funds have not adopted any “highly liquid investment” minimum amounts. The Liquidity Risk Manager further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

Amplify ETF Trust

Disclosure of Fund Expenses

March 31, 2024 (Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs and transaction fees, which include costs for ETF management and other Fund expenses. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other funds. The examples are based on investment of $1,000 made at the beginning of the period shown and held for the periods shown below.

The table below illustrates your fund’s costs in two ways:

ACTUAL FUND RETURN

This section helps you to estimate the actual expenses after fee waivers that your fund incurred over the period shown. “Expenses Paid During Period” shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid during the period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your fund under “Expenses Paid During Period.”

HYPOTHETICAL 5% RETURN

This section helps you compare your fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the “Annualized Expense Ratio” for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your fund’s comparative cost by comparing the hypothetical result of your fund under “Expenses Paid During Period” with those that appear in the same charts in the shareholder reports for other funds.

Amplify ETF Trust

Disclosure of Fund Expenses

March 31, 2024 (Unaudited) (Continued)

NOTE: Because the return is set at 5% for comparison purposes — NOT your fund’s actual return — the account values shown may not apply to your specific investment.

			Actual Fund Return		Hypothetical 5% Return
	Annualized Expense Ratios	Beginning Account Value 10/1/2023	Ending Account Value 3/31/2024	Expenses Paid During Period(a)	Ending Account Value 3/31/2024	Expenses Paid During Period(a)
YYY	0.50%	$1,000.00	$1,153.90	$2.69	$1,022.50	$2.53
IBUY	0.65%	1,000.00	1,312.30	3.76	1,021.75	3.29
DIVO	0.55%	1,000.00	1,149.50	2.96	1,022.25	2.78
BLOK	0.70%	1,000.00	1,846.30	4.98	1,021.50	3.54
BATT	0.59%	1,000.00	854.20	2.73	1,022.05	2.98
SWAN	0.49%	1,000.00	1,184.90	2.68	1,022.55	2.48
EMFQ	0.69%	1,000.00	1,085.90	3.60	1,021.55	3.49
CNBS	0.75%	1,000.00	1,198.00	4.12	1,021.25	3.79
ISWN	0.49%	1,000.00	1,123.40	2.60	1,022.55	2.48
MVPS	0.49%	1,000.00	1,224.10	2.72	1,022.55	2.48
QSWN	0.49%	1,000.00	1,166.10	2.65	1,022.55	2.48
IWIN	0.85%	1,000.00	1,246.90	4.77	1,020.75	4.29
NDIV	0.59%	1,000.00	1,131.40	3.14	1,022.05	2.98
IDVO	0.65%	1,000.00	1,170.60	3.53	1,021.75	3.29
COWS	0.39%	1,000.00	1,220.90	2.17	1,023.05	1.97
HCOW	0.65%	1,000.00	1,156.90	3.50	1,021.75	3.29
SILJ	0.69%	1,000.00	1,174.50	3.75	1,021.55	3.49
HACK	0.60%	1,000.00	1,245.90	3.37	1,022.00	3.03
IPAY	0.75%	1,000.00	1,343.10	4.39	1,021.25	3.79
ITEQ	0.75%	1,000.00	1,172.70	4.07	1,021.25	3.79
ETHO	0.45%	1,000.00	1,177.90	2.45	1,022.75	2.28
MJ	0.75%	1,000.00	1,180.80	4.09	1,021.25	3.79
IVES	0.68%	1,000.00	1,330.70	3.96	1,021.60	3.44
GAMR	0.75%	1,000.00	1,088.30	3.92	1,021.25	3.79
AIEQ	0.75%	1,000.00	1,229.80	4.18	1,021.25	3.79
AWAY	0.75%	1,000.00	1,214.80	4.15	1,021.25	3.79
GERM	0.68%	1,000.00	1,037.50	3.46	1,021.60	3.44
MJUS	0.75%	1,000.00	1,186.70	4.10	1,021.25	3.79
			Actual Fund Return		Hypothetical 5% Return
	Annualized Expense Ratio	Beginning Account Value 11/14/2023(b)	Ending Account Value 3/31/2024	Expenses Paid During Period(c)	Ending Account Value 3/31/2024	Expenses Paid During Period(a)
SOF	0.20%	$1,000.00	$1,020.30	$0.76	$1,024.00	$1.01

(a)       The dollar amounts shown as expenses paid during the period are equal to the Fund’s annualized expense ratio multiplied by the average account value during the period, multiplied by 183/366 (to reflect a five month period).

(b)       Fund Commencement.

(c)       The dollar amount shown as expenses paid during the period for SOF is multiplied by 138/366, which is the number of days since inception divided by the number of days in the year.

Amplify ETF Trust

Additional Information

March 31, 2024 (Unaudited)

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year/periods ended October 31, 2023 and September 30, 2023, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.5%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Year/Period Ended October 31, 2023:		Year Ended September 30, 2023
YYY	13.84%	SILJ	100.00%
IBUY	0.00%	HACK	100.00%
DIVO	98.82%	IPAY	0.00%
BLOK	0.00%	ITEQ	0.00%
BATT	81.48%	ETHO	100.00%
SWAN	0.00%	MJ	20.60%
EMFQ	85.80%	IVES	0.00%
CNBS	0.00%	GAMR	0.00%
ISWN	0.00%	AIEQ	26.30%
MVPS	0.00%	AWAY	0.00%
QSWN	0.00%	GERM	100.00%
IWIN	78.94%	MJUS	0.00%
NDIV	100.00%
IDVO	100.00%
COWS	87.28%
HCOW	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year/periods ended October 31, 2023 and September 30, 2023 was as follows:

Year/Period Ended October 31, 2023:		Year Ended September 30, 2023
YYY	0.99%	SILJ	48.64%
IBUY	0.00%	HACK	100.00%
DIVO	98.89%	IPAY	0.00%
BLOK	0.00%	ITEQ	0.00%
BATT	0.59%	ETHO	100.00%
SWAN	0.00%	MJ	13.28%
EMFQ	0.00%	IVES	0.00%
CNBS	0.00%	GAMR	0.00%
ISWN	0.00%	AIEQ	25.85%
MVPS	0.00%	AWAY	0.00%
QSWN	0.00%	GERM	99.10%
IWIN	76.39%	MJUS	0.00%
NDIV	51.13%
IDVO	2.78%
COWS	87.28%
HCOW	0.00%

Amplify ETF Trust

Additional Information

March 31, 2024 (Unaudited) (Continued)

Short Term Capital Gains

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each fund were as follows:

YYY	0.00%	SILJ	0.00%
IBUY	0.00%	HACK	0.00%
DIVO	0.00%	IPAY	0.00%
BLOK	0.00%	ITEQ	0.00%
BATT	0.00%	ETHO	0.00%
SWAN	0.00%	MJ	0.00%
EMFQ	0.00%	IVES	0.00%
CNBS	0.00%	GAMR	0.00%
ISWN	0.00%	AIEQ	0.00%
MVPS	0.00%	AWAY	0.00%
QSWN	0.00%	GERM	0.00%
IWIN	0.00%	MJUS	0.00%
NDIV	0.00%
IDVO	0.00%
COWS	0.00%
HCOW	0.00%

Foreign Tax Credit Pass Through

Pursuant to Section 853 of the Internal Revenue Code, the Fund designates the following amount as foreign taxes paid for the years ended October 31, 2023 and September 30, 2023. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

Year ended October 31, 2023:

	Credible Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
BATT	$190,935	$0.2492	99.01%
EMFQ	2,711	0.4397	100.00%
IDVO	71,223	0.6318	100.00%

Year ended September 30, 2023:

	Credible Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
SILJ	$485,244	$0.0071	95.20%
GAMR	58,376	0.0730	88.20%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Amplify ETF Trust

Additional Information

March 31, 2024 (Unaudited) (Continued)

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

Principal Risks

AGRICULTURE COMPANIES RISK (NDIV)

Economic forces, including forces affecting agricultural markets, as well as government policies and regulations affecting agriculture companies, could adversely impact the Fund’s investments. Agricultural and livestock production, profitability and trade flows are significantly affected by government policies and regulations. In addition, companies in the agriculture sector must comply with a broad range of environmental laws and regulations.

BANKING INDUSTRY RISK (EMFQ)

The performance of stocks in the banking industry may be affected by extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact banking companies. Banks may also be subject to severe price competition.

BITCOIN FUTURES RISK (IWIN)

The market for bitcoin futures may be less developed, less liquid and more volatile than more established futures markets. While the bitcoin futures market has grown substantially since bitcoin futures commenced trading, there can be no assurance that this growth will continue. Bitcoin futures are subject to collateral requirements and daily limits may impact the Fund’s ability to achieve the desired exposure or require the Fund to liquidate its position when it otherwise would not do so. Bitcoin and bitcoin futures contracts are a relatively new asset class and are subject to unique and substantial risks, including the risk that the value of the Fund’s investments could decline rapidly, including to zero.

Margin levels for Bitcoin futures contracts are substantially higher than the margin requirements for more established futures contracts and are subject to change. High margin requirements could prevent the Fund from obtaining sufficient exposure to Bitcoin futures and may adversely affect its ability to achieve its investment objective. Further, FCMs utilized by the Funds may impose limits on the amount of exposure to futures contracts the Fund can obtain through such FCMs. If the Fund cannot obtain sufficient exposure through its FCMs, the Fund may not be able to achieve its investment objective.

BITCOIN RISK (BLOK and IWIN)

Bitcoin is a relatively new financial innovation and the market for bitcoin is subject to rapid price swings, changes and uncertainty. The further development of the network involved in maintaining the ledger of bitcoin ownership and the acceptance and use of bitcoin are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Bitcoin Network or the acceptance of bitcoin may adversely affect the price of bitcoin. Bitcoin is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact bitcoin trading venues. Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, bitcoin and bitcoin trading venues are largely unregulated. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation and investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Legal or regulatory changes may negatively impact the operation of the Bitcoin Network or restrict the use of bitcoin. The realization of any of these risks could result in a decline in the acceptance of bitcoin and consequently a reduction in the value of bitcoin, bitcoin futures, and the Fund. Even when held indirectly, investment vehicles may be affected by the high volatility associated with cryptocurrency exposure. Holding a privately offered investment vehicle in its portfolio may cause the Fund to trade at a premium or discount to NAV.

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BIOTECHNOLOGY COMPANIES RISK (CNBS, MJ, and MJUS)

A biotechnology company’s valuation can often be based largely on the potential or actual performance of a limited number of products and can accordingly be greatly affected if one of its products proves, among other things, unsafe, ineffective or unprofitable. Biotechnology companies are subject to regulation by, and the restrictions of, the FDA, the U.S. Environmental Protection Agency, state and local governments, and non-U.S. regulatory authorities.

BLOCKCHAIN INVESTMENTS RISK (BLOK)

An investment in companies actively engaged in blockchain technology may be subject to risks associated with this relative new technology, including, but not limited to theft, loss or destruction, cyber security incidents, developmental risk intellectual property claims, lack of liquid markets, and possible manipulation of blockchain-based assets, uncertain regulatory environment, third party product defects or vulnerabilities and reliance on the Internet.

CANNABIS INDUSTRY RISK (CNBS, MJ, and MJUS)

Companies involved in the cannabis industry face competition, may have limited access to the services of banks, may have substantial burdens on company resources due to litigation, complaints or enforcement actions, and are heavily dependent on receiving necessary permits and authorizations to engage in medical cannabis research or to otherwise cultivate, possess or distribute cannabis. Since the use of cannabis is illegal under U.S. federal law, federally regulated banking institutions may be unwilling to make financial services available to growers and sellers of cannabis.

CHEMICALS INDUSTRY RISK (NDIV)

The chemicals industry includes companies that manufacture and produce industrial and basic chemicals (e.g., plastics, synthetic fibers and films), fertilizers, pesticides and other agricultural chemicals, industrial gases, specialty chemicals (e.g., advanced polymers and adhesives) and other diversified chemicals. The prices of securities of companies in the chemicals industry may fluctuate widely due to intense competition, product obsolescence, and raw materials prices. In addition, companies in the chemicals industry may be subject to risks associated with the production, handling and disposal of hazardous chemicals Legislative or regulatory changes and increased government supervisions may also affect companies in the chemicals industry.

CHINA RISK (BATT and EMFQ)

China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. The central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. Furthermore, China’s economy is dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia’s other emerging economies. China has experienced security concerns, such as terrorism and strained international relations. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the value of the Fund’s investments. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. Recent developments in relations between the U.S. and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. China has experienced outbreaks of infectious illnesses, and the country may be subject to other public health threats, infectious illnesses, diseases or similar issues in the future, which could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the Chinese economy, which in turn could adversely affect the Fund’s investments.

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CLOUD TECHNOLOGY COMPANY RISK (IVES)

Cloud Technology Companies may have limited product lines, markets, financial resources or personnel. These companies typically face intense competition and potentially rapid product obsolescence. In addition, many Cloud Technology Companies store sensitive consumer information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies. As a result, Cloud Technology Companies may be adversely impacted by government regulations, and may be subject to additional regulatory oversight with regard to privacy concerns and cybersecurity risk. These companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Cloud computing companies could be negatively impacted by disruptions in service caused by hardware or software failure, or by interruptions or delays in service by third-party data center hosting facilities and maintenance providers. Cloud Technology Companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. The customers and/or suppliers of Cloud Technology Companies may be concentrated in a particular country, region or industry.

COMMODITY-LINKED DERIVATIVES RISK (IWIN)

Investments linked to the prices of commodities may be considered speculative. Significant investment exposure to commodities may subject the Fund to greater volatility than investments in traditional securities. Therefore, the value of such instruments may be volatile and fluctuate widely based on a variety of macroeconomic factors or commodity-specific factors. At times, price fluctuations may be quick and significant and may not correlate to price movements in other asset classes. A liquid secondary market may not exist for certain commodity-linked derivatives, which may make it difficult for the Fund to sell them at a desirable price or at the price at which it is carrying them.

COMMODITY REGULATORY RISK (IWIN)

The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

COMMODITIES RISK (IWIN)

Commodity prices can have significant volatility, and exposure to commodities can cause the value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. The values of commodities may be affected by changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, international economic, political and regulatory developments, and factors affecting a particular region, industry or commodity, such as drought, floods, or other weather conditions, livestock disease, changes in storage costs, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, and tariffs. A liquid secondary market may not exist for certain commodity investments, which may make it difficult for the Fund to sell them at a desirable price or at the price at which it is carrying them. The commodity markets are subject to temporary distortions or other disruptions due to, among other factors, lack of liquidity, the participation of speculators, and government regulation and other actions. The Fund is subject to the risk that a commodity price will change from one level to another between periods of trading.

COMMUNICATION SERVICES SECTOR RISK (QSWN)

Communication services companies may be subject to specific risks associated with legislative or regulatory changes, adverse market conditions, intellectual property use and/or increased competition. Communication services companies may also be particularly vulnerable to rapid advancements in technology, the innovation of competitors, rapid product obsolescence and government regulation and competition, both domestically and internationally.

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CONCENTRATION RISK (AIEQ, COWS, YYY, EMFQ, IBUY, IPAY, ITEQ, IVES, SILJ, MJ and MVPS)

To the extent that the Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. The Fund may be susceptible to loss due to adverse occurrences to the extent that the Fund’s investments are concentrated in a particular issuer or issuers, region, market, industry, group of industries, sector or asset class.

CONSTRUCTION AND HOMEBUILDING COMPANIES RISK (IWIN)

Construction and homebuilding companies may be significantly affected by changes in demand for their specific products or services, government spending, zoning laws, general economic conditions, commodity prices, consumer confidence and spending, taxation, demographic patterns, real estate values, labor relations and government regulations. Such companies can also be significantly affected by the national, regional and local real estate markets. This industry is also sensitive to interest rate fluctuations which can cause changes in the availability of mortgage capital and directly affect the purchasing power of potential homebuyers. The building industry can be significantly affected by changes in government spending, consumer confidence, demographic patterns and the level of new and existing home sales.

CONSUMER DISCRETIONARY COMPANIES RISK (COWS)

Consumer discretionary companies are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

CONSUMER SERVICES SECTOR RISK (QSWN)

Companies in the consumer services sector may be adversely affected by, among other things, changes in industry competition, consumers’ disposable income and consumer preference. Companies in the consumer services industry are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

CONSUMER STAPLES SECTOR RISK (DIVO, IBUY, MJ, and MJUS)

Consumer staples companies provide products directly to the consumer that are typically considered non-discretionary items based on consumer purchasing habits. Such products include food, beverages, household items and tobacco. Consumer staples companies may be affected by the regulation of various product components and production methods, new laws, regulations or litigation, marketing campaigns, competitive pricing and other factors affecting consumer demand. Changes in the worldwide economy, demographics, consumer preferences and/or spending, exploration and production spending may adversely affect these companies, as well as natural and man-made disasters, political, social or labor unrest, world events and economic conditions.

COUNTERPARY RISK (BLOK, CNBS, COWS, DIVO, HCOW, IWIN, SOF, MJUS, and QSWN)

Counterparty risk is the risk an issuer, guarantor or counterparty of a security held by the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. A counterparty’s inability to fulfill its obligation may result in financial losses to the Fund, which could be significant. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery.

COVERED CALL RISK (DIVO and IDVO)

Covered call option strategy risk is the risk that the Fund will forgo, during the option contract’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss of the underlying security should the price of the underlying security decline. In addition, as the Fund sells (writes) covered call option contracts over more of its portfolio, its ability to benefit from capital appreciation becomes more limited.

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The writer of an option contract has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot affect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

CYBER SECURITY RISK

The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK (BATT, BLOK, CNBS, COWS, HCOW, IWIN, QSWN, SOF, and SWAN)

The use of derivative instruments, such as options contracts, can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Fund’s portfolio manager uses derivatives to enhance the Fund’s return or as a substitute for a position or security, rather than to hedge (or offset) the risk of a position or security held by the Fund. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. The Fund enters into option contracts pursuant to Rule 18f-4 under the 1940 Act (“Rule 18f-4”). Rule 18f-4 requires a Fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon a Fund’s level of exposure to derivative instruments. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact its implementation of its investment strategies.

DEPOSITARY RECEIPTS RISK (CNBS, GERM, EMFQ, IBUY, MVPS, and NDIV)

Depositary receipts may be subject to certain of the risks associated with direct investments in the securities of non-U.S. companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying non-U.S. securities. Certain countries may limit the ability to convert depositary into the underlying non-U.S. securities and vice versa, which may cause the securities of the non-U.S. company to trade at a discount or premium to the market price of the related depositary receipts. Depositary receipts may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by a depositary and the issuer of the underlying security. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Unsponsored receipts may involve higher expenses and may be less liquid. Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

EMRGING MARKETS RISK (AWAY, BATT, CNBS, EMFQ, GAMR, HACK, IBUY, IDVO IPAY, IVES, NDIV, MVPS, and SILJ)

The Fund may invest in companies located in emerging market countries. Emerging market countries include, but are not limited to, those considered to be developing by the International Monetary Fund, the World Bank, the International Finance Corporation or one of the leading global investment banks. The majority of these countries are likely to be located in Asia, Latin America, the Middle East, Central and Eastern Europe, and Africa. Investments in emerging market issuers are subject to a greater risk of loss than investments in issuers located or operating in more developed markets. This is due to, among other things, the potential for greater market volatility, lower trading volume, higher levels of inflation, political and economic instability, greater risk of a market shutdown and more governmental limitations on foreign investments in emerging market countries than are typically found in more developed markets. Moreover, emerging markets often have less uniformity in accounting and reporting requirements, less reliable securities valuations and

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greater risks associated with custody of securities than developed markets. In addition, emerging markets often have greater risk of capital controls through such measures as taxes or interest rate control than developed markets. Certain emerging market countries may also lack the infrastructure necessary to attract large amounts of foreign trade and investment.

ENERGY SECTOR RISK (COWS, DIVO, IDVO and NDIV)

The success of companies in the energy sector may be cyclical and highly dependent on energy prices. The market value of securities issued by energy companies may decline for many reasons, including, but not limited to, changes in the levels and volatility of global energy prices, energy supply and demand, capital expenditures on exploration and production of energy sources, exchange rates, interest rates, economic conditions, tax treatment, energy conservation efforts, increased competition and technological advances. Energy companies may be subject to substantial government regulation and contractual fixed pricing, which may increase the cost of doing business and limit the earnings of these companies. A significant portion of the revenues of energy companies may depend on a relatively small number of customers, including governmental entities and utilities. As a result, governmental budget constraints may have a material adverse effect on the stock prices of energy companies. Energy companies also face a significant risk of liability from accidents resulting in injury or loss of life or property, pollution or other environmental problems, equipment malfunctions or mishandling of materials and a risk of loss from terrorism, political strife or natural disasters.

EQUITY SECURITIES RISK (CNBS, COWS, DIVO, EMFQ, HCOW, IBUY, IDVO and NDIV)

The value of the Shares will fluctuate with changes in the value of the equity securities in which the Fund invests. Prices of equity securities fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur.

FINANCIAL COMPANIES RISK (BLOK, COWS, DIVO, EMFQ and IDVO)

Financial companies, such as retail and commercial banks, insurance companies and financial services companies, are especially subject to the adverse effects of economic recession, currency exchange rates, extensive government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets, industries or products (such as commercial and residential real estate loans) and competition from new entrants and blurred distinctions in their fields of business.

FINANCIAL TECHNOLOGY (“FINTECH”) RISK (EMFQ)

FinTech companies may be adversely impacted by government regulations, economic conditions and deterioration in markets. These companies may have significant exposure to consumers and businesses, including small businesses, in the form of loans and other financial products or services. FinTech companies typically face intense competition and potentially rapid product obsolescence. In addition, many FinTech companies store sensitive consumer information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies. Many FinTech companies currently operate under less regulatory scrutiny than traditional financial services companies and banks, but there is significant risk that regulatory oversight could increase in the future. Higher levels of regulation could increase costs and adversely impact the current business models of some FinTech companies. These companies could be negatively impacted by disruptions in service caused by hardware or software failure, or by interruptions or delays in service by third-party data center hosting facilities and maintenance providers. FinTech companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology.

FOREIGN INVESTMENT RISK

Securities issued by Non-U.S. companies present risks beyond those of securities of U.S. issuers. Risks of investing in the securities of foreign companies include: different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluation, blockages or transfer restrictions; changes in foreign currency exchange rates; taxes; restrictions on foreign investments and exchange of securities; and less government supervision and regulation of issuers in foreign countries. Prices of foreign securities also may be more volatile.

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FUND OF FUNDS RISK (YYY)

Because the Fund is a fund of funds, its investment performance largely depends on the investment performance of the Underlying Funds in which it invests. An investment in the Fund is subject to the risks associated with the Underlying Funds that comprise the Index. The Fund will pay indirectly a proportional share of the fees and expenses of the Underlying Funds in which it invests, including their investment advisory and administration fees, in addition to its own fees and expenses. In addition, at times certain segments of the market represented by constituent Underlying Funds may be out of favor and underperform other segments.

FUTURES CONTRACT RISK (BLOK and IWIN)

Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract.

HEALTH CARE COMPANIES RISK (CNBS, MJ, and MJUS)

Health care companies are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines, and an increased emphasis on the delivery of healthcare through outpatient services. Health care companies are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of the companies. Health care companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies, or other market developments. Many new products in the health care field require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.

INFLATION RISK

Inflation risk is the risk that the value of the Fund’s assets or income from investments held by the Fund will be less in the future since inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets can decline as can the value of the Fund’s distributions.

INFORMATION TECHNOLOGY COMPANIES RISK (IBUY, BLOK, EMFQ, MVPS, and QSWN)

Information technology companies are generally subject to the following risks: rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

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INTERNET COMPANIES RISK (BLOK, IBUY and EMFQ)

Internet companies are subject to rapid changes in technology, worldwide competition, rapid obsolescence of products and services, loss of patent protections, cyclical market patterns, evolving industry standards, frequent new product introductions and the considerable risk of owning small capitalization companies that have recently begun operations. In addition, the stocks of many internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories. Many internet companies have experienced extreme price and volume fluctuations that often have been unrelated to their operating performance.

INTEREST RATE RISK (QSWN and SWAN)

Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer term debt securities. Duration is a measure of the expected price volatility of a debt security as a result of changes in market rates of interest, based on, among other factors, the weighted average timing of the debt security’s expected principal and interest payments. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

ISRAELI COMPANIES RISK (ITEQ)

Investment in securities of Israeli companies involves risks that may negatively affect the value of your investment in the Fund. Among other things, Israel’s economy depends on imports of certain key items, such as crude oil, coal, grains, raw materials and military equipment. Israel’s relations with the Palestinian Authority and certain neighboring countries such as Lebanon, Syria and Iran, among others, have at times been strained due to territorial disputes, historical animosities or security concerns, which may cause uncertainty in the Israeli markets and adversely affect the overall economy. In addition, U.S.-designated terrorist groups such as Hezbollah and Hamas operate in close proximity to Israel’s borders, and has resulted in armed conflicts that have a material negative impact on the country and has caused volatility for its economy. Furthermore, Israel’s economy is heavily dependent on trade relationships with key counterparties around the world, specifically the United States and European Union countries.

LARGE CAPITALIZATION COMPANIES RISK (DIVO, HCOW, IBUY and NDIV)

Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

LEVERAGE RISK (YYY)

Leverage may result from ordinary borrowings or may be inherent in the structure of certain Underlying Fund investments such as derivatives. If the prices of those investments decrease, or if the cost of borrowing exceeds any increase in the prices of those investments, the NAV of the Underlying Fund’s shares will decrease faster than if the Underlying Fund had not used leverage. To repay borrowings, an Underlying Fund may have to sell investments at a time and at a price that is unfavorable to the Underlying Fund. Interest on borrowings is an expense the Underlying Fund would not otherwise incur. Leverage magnifies the potential for gain and the risk of loss. If an Underlying Fund uses leverage, there can be no assurance that the Underlying Fund’s leverage strategy will be successful.

MARKET EVENTS RISK

Turbulence in the economic, political and financial system has historically resulted, and may continue to result, in an unusually high degree of volatility in the capital markets. Both domestic and foreign capital markets have been experiencing increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions could continue. Reduced liquidity in equity, credit and fixed-income markets may adversely affect many

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issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in small or emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their security prices. These events and possible continued market turbulence may have an adverse effect on the Fund.

In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of a Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a Fund’s Shares and result in increased market volatility. During any such events, a Fund’s Shares may trade at increased premiums or discounts to their NAV.

Health crises caused by the outbreak of infectious diseases or other public health issues, may exacerbate other pre-existing political, social, economic, market and financial risks. The impact of any such events, could negatively affect the global economy, as well as the economies of individual countries or regions, the financial performance of individual companies, sectors and industries, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests and negatively impact a Fund’s investment return.

MARKET PRICE DISCOUNT FROM/PREMIUM TO NET ASSET VALUE RISK (YYY)

The shares of the Underlying Funds may trade at a discount or premium to their NAV. This characteristic is a risk separate and distinct from the risk that an Underlying Fund’s NAV could decrease as a result of investment activities. Whether investors, such as the Fund, will realize gains or losses upon the sale of shares will depend not on the Underlying Funds’ NAVs, but entirely upon whether the market price of the Underlying Funds’ shares at the time of sale is above or below an investor’s purchase price for shares.

MASTER LIMITED PARTNERSHIPS RISK (NDIV)

Investments in securities of MLPs involve certain risks different from or in addition to the risks of investing in common stocks. MLP common units can be affected by macro-economic factors and other factors unique to the partnership or company and the industry or industries in which the MLP operates. Certain MLP securities may trade in relatively low volumes due to their smaller capitalizations or other factors, which may cause them to have a high degree of price volatility and illiquidity. The structures of MLPs create certain risks, including, for example, risks related to the limited ability of investors to control an MLP and to vote on matters affecting the MLP, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, the risk that an MLP will generate insufficient cash flow to meet its current operating requirements, the risk that an MLP will issue additional securities or engage in other transactions that will have the effect of diluting the interests of existing investors, and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

MATERIALS SECTOR RISK (BATT and NDIV)

Many materials companies are significantly affected by the level and volatility of commodity prices, exchange rates, import controls, worldwide competition, environmental policies and consumer demand. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liabilities for environmental damage and general civil liabilities, depletion of resources, and mandated expenditures for safety and pollution control. The materials sector may also be affected by economic cycles, technical progress, labor relations, and government regulations.

METALS AND MINING COMPANIES RISK (BATT, NDIV and SILJ)

Investments in metals and mining companies may be speculative and subject to greater price volatility than investments in other types of companies. The profitability of companies in the metals and mining industry is related to, among other things, worldwide metal prices and extraction and production costs. Worldwide metal prices may fluctuate substantially over short periods of time, and as a result, the Fund’s Share price may be more volatile than other types of investments. In addition, metals and mining companies may be significantly

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affected by changes in global demand for certain metals, economic developments, energy conservation, the success of exploration projects, changes in exchange rates, interest rates, economic conditions, tax treatment, trade treaties, and government regulation and intervention, and events in the regions that the companies to which the Fund has exposure operate (e.g., expropriation, nationalization, confiscation of assets and property, the imposition of restrictions on foreign investments or repatriation of capital, military coups, social or political unrest, violence and labor unrest). Metals and mining companies may also be subject to the effects of competitive pressures in the metals and mining industry.

MID-CAPITALIZATION RISK (ISWN and QSWN)

Mid-capitalization companies may be less stable and more susceptible to adverse developments in comparison to large-capitalization companies. Additionally, the securities of mid-capitalization companies may be more volatile and less liquid than those of large-capitalization companies.

MINERAL AND RARE EARTH METAL MINING RISK (BATT and IWIN)

The Fund is subject to certain risks associated with companies involved in mining. Competitive pressures may have a significant effect on the financial condition of such companies. Companies involved in the various activities that are related to the mining, refining and/or manufacturing of rare earth metals tend to be small-, medium- and micro-capitalization companies. The value of such companies may be significantly affected by events relating to international, national and local political and economic developments, energy conservation efforts, the success of exploration projects, commodity prices, tax and other government regulations, depletion of resources, and mandated expenditures for safety and pollution control devices. Mining companies are highly dependent on the price of the underlying metal or element. These prices may fluctuate substantially over short periods of time so the Fund’s Share price may be more volatile than other types of investments. In particular, a drop in the price of green metals would particularly adversely affect the profitability of small- and medium-capitalization mining companies and their ability to secure financing. Furthermore, companies that are only in the exploration stage are typically unable to adopt specific strategies for controlling the impact of such price changes. A significant amount of the companies may be early stage mining companies that are in the exploration stage only or that hold properties that might not ultimately produce these metals. Exploration and development involves significant financial risks over a significant period of time which even a combination of careful evaluation, experience and knowledge may not eliminate.

MOBILE PAYMENT COMPANIES RISK (IPAY)

Mobile payment companies face intense competition, both domestically and internationally, and are subject to increasing regulatory constraints, particularly with respect to fees, competition and anti-trust matters, cybersecurity and privacy. Mobile Payment Companies may be highly dependent on their ability to enter into agreements with merchants and other third parties to utilize a particular payment method, system, software or service, and such agreements may be subject to increased regulatory scrutiny. Additionally, certain Mobile payment companies have recently faced increased costs related to class-action litigation challenging such agreements. Such factors may adversely affect the profitability and value of such companies.

NATURAL RESOURCES AND COMMODITY-RELATED INDUSTRIES (NDIV)

These industries can be significantly affected by (and often rapidly affected by) changes in the supply of, or demand for, various natural resources and commodities. Investments in natural resources companies, which include companies engaged in energy (oil, gas & consumable fuels), chemicals, agriculture, precious and industrial metals and mining, paper products, and timber can be significantly affected by events relating to these industries, including international political and economic developments, embargoes, tariffs, inflation, weather and natural disasters, livestock diseases, limits on exploration, rapid changes in the supply and demand for natural resources and other factors. The Fund’s investments may experience substantial price fluctuations as a result of these factors, and may move independently of the trends of other operating companies. Companies engaged in the industries listed above may be adversely affected by changes in government policies and regulations, technological advances and/or obsolescence, environmental damage claims, energy conservation efforts, the success of exploration projects, limitations on the liquidity of certain natural resources and commodities and competition from new market entrants. Changes in general economic conditions, including commodity price volatility, changes in exchange rates, imposition of import controls, rising interest rates, prices of raw materials and other commodities, depletion of resources and labor relations, could adversely affect the Fund’s investments.

Amplify ETF Trust

Additional Information

March 31, 2024 (Unaudited) (Continued)

NON-CANNABIS RELATED BUSINESS RISK (CNBS, MJ, and MJUS)

Many of the companies in the Index are engaged in other lines of business unrelated to the activities identified in the principal investment strategies, above, and these lines of business could adversely affect their operating results. The operating results of these companies may fluctuate as a result of events in the other lines of business. In addition, a company’s ability to engage in new activities may expose it to business risks with which it has less experience than it has with the business risks associated with its traditional businesses. There can be no assurance that the other lines of business in which these companies are engaged will not have an adverse effect on a company’s business or financial condition.

OIL AND GAS INDUSTRY RISK (NDIV)

Investments in the oil and gas industry can be significantly affected by worldwide energy prices, exploration costs and production spending. Oil and gas companies may be adversely affected by natural disasters or other catastrophes; changes in exchange rates, interest rates or economic conditions; technological developments, prices for competitive energy services and increased competition. Other risks may include changes in the actual or perceived availability of oil deposits; imposition of import controls, changes in tax treatment, or government regulation or government intervention; negative public perception; or unfavorable events in the regions where companies operate. Companies in the oil and gas industry may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks. Companies that own or operate gas pipelines are subject to certain risks, including pipeline and equipment leaks and ruptures, explosions, fires, unscheduled downtime, transportation interruptions, discharges or releases of toxic or hazardous gases and other environmental risks. Companies in the oil and gas industry may be at risk for environmental damage claims and other types of litigation.

ONLINE RETAIL RISK (IBUY)

Companies that operate in the online marketplace, retail and travel segments are subject to fluctuating consumer demand. Unlike traditional brick and mortar retailers, online marketplaces and retailers must assume shipping costs or pass such costs to consumers. Consumer access to price information for the same or similar products may cause companies that operate in the online marketplace, retail and travel segments to reduce profit margins in order to compete. The loss or public dissemination of sensitive customer information or other proprietary data may negatively affect the financial performance of such companies to a greater extent than traditional brick and mortar retailers. As a result of such companies being web-based and the fact that they process, store, and transmit large amounts of data, including personal information, for their customers, failure to prevent or mitigate data loss or other security breaches, including breaches of vendors’ technology and systems, could expose companies that operate in the online marketplace, retail and travel segments or their customers to a risk of loss or misuse of such information, adversely affect their operating results, result in litigation or potential liability, and otherwise harm their businesses.

OPTIONS CONTRACTS RISK (DIVO, IDVO, ISWN, QSWN and SWAN)

The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset of the option contract, and there may at times not be a liquid secondary market for certain option contracts.

PHARMACEUTICAL COMPANIES RISK (CNBS, MJ, and MJUS)

Companies in the pharmaceutical industry can be significantly affected by, among other things, government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection of intense competition.

Amplify ETF Trust

Additional Information

March 31, 2024 (Unaudited) (Continued)

POOLED INVESTMENT VEHICLE RISK (BLOK and IWIN)

The Fund may invest in commodity-linked instruments, including ETFs and shares of other pooled investment vehicles. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying pooled investment vehicle. Pooled investment vehicles that invest in commodities are subject to the risks associated with direct investments in those commodities. The price and movement of a pooled investment vehicle designed to track an index may not track the index and may result in a loss. Certain pooled investment vehicles traded on exchanges may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. Certain pooled investment vehicles may also not have the protections applicable to other types of investments under federal securities or commodities laws and may be subject to counterparty or credit risk.

REIT RISK (AIEQ and CNBS)

Adverse economic, business or political developments affecting real estate could have a major effect on the value of the Fund’s investments in REITs. Investing in REITs may subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. In addition, REITs are subject to the possibility of failing to qualify for the favorable U.S. federal income tax treatment generally available to them under the Internal Revenue Code of 1986, as amended (the “Code”), and failing to maintain exemption from the registration requirements of the 1940 Act.

RISKS ASSOCIATED WITH INVESTMENTS IN SPACS (AIEQ)

Unless and until an acquisition is completed, a SPAC generally invests its assets in U.S. government securities, money market securities, and cash. Because SPACs have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable. Public stockholders of SPACs may not be afforded a meaningful opportunity to vote on a proposed initial business combination because certain stockholders, including stockholders affiliated with the management of the SPAC, may have sufficient voting power, and a financial incentive, to approve such a transaction without support from public stockholders. As a result, a SPAC may complete a business combination even though a majority of its public stockholders do not support such a combination.

RISKS ASSOCIATED WITH SPAC-DERIVED COMPANIES (AIEQ)

SPAC-derived companies are thus often subject to extreme price volatility and speculative trading. These stocks may have above-average price appreciation in connection with a potential business combination with a SPAC prior to investment by the Fund. The price of stocks invested in by the Fund may not continue to appreciate and the performance of these stocks may not replicate the performance exhibited in the past. In addition, SPAC-derived companies may share similar illiquidity risks of private equity and venture capital. The free float shares held by the public in a SPAC-derived company are typically a small percentage of the market capitalization. The ownership of many SPAC-derived companies often includes large holdings by venture capital and private equity investors who seek to sell their shares in the public market in the months following a business combination transaction when shares restricted by lock-up are released, causing greater volatility and possible downward pressure during the time that locked-up shares are released.

RUSSIAN AND UKRAINE SECURITIES RISK

The continued hostilities between the two countries may still result in more widespread conflict and could have a severe adverse effect on the region and the markets. Sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have additional significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events.

Amplify ETF Trust

Additional Information

March 31, 2024 (Unaudited) (Continued)

SILVER EXPLORATION AND PRODUCTION INDUSTRY CONCENTRATION RISK (SILJ)

The profitability of companies in the Silver Exploration & Production sub-industry is related to, among other things, the worldwide price of silver and the costs of extraction and production. Worldwide silver prices may fluctuate substantially over short periods of time, so the Fund’s share price may be more volatile than other types of investments. Companies in the sub-industry may be adversely affected by economic conditions, tax treatment, government regulation and intervention, and world events in the regions in which the companies operate (e.g., expropriation, nationalization, confiscation of assets and property, repatriation of capital, military coups, social unrest). The price of the equity securities of silver mining companies and silver may not always be closely correlated. Investing in a silver company involves certain risks unrelated to an investment in silver as a commodity, including production costs, operational and managerial risk, and the possibility that the company will take measures to hedge or minimize its exposure to the volatility of the market price of silver.

SMALL AND/OR MID CAPITALIZATION COMPANIES RISK (IWIN)

Small and/or mid-capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

SMALLER COMPANIES RISK (COWS, CNBS, IPAY, ITEQ, IVES, MJ, MJUS, MVPS, NDIV and SILJ)

Smaller companies may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. The securities of smaller companies also are often traded in the over-the-counter market and tend to be bought and sold less frequently and at significantly lower trading volumes than the securities of larger companies. As a result, it may be more difficult for the Fund to buy or sell a significant amount of the securities of a smaller company without an adverse impact on the price of the company’s securities, or the Fund may have to sell such securities in smaller quantities over a longer period of time, which may increase the Fund’s tracking error.

SOFTWARE INDUSTRY RISK (EMFQ)

The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost 7 of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products).

SUBSIDIARY INVESTMENT RISK (IWIN)

Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. As the Subsidiary is wholly owned by the Fund and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole, including the Subsidiary, will provide investors with 1940 Act protection.

TECHNOLOGY COMPANIES RISK (AWAY, GAMR, HACK, IPAY, ITEQ and IVES)

Companies in the technology field, including companies in the computers, telecommunications and electronics industries, face intense competition, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments

Amplify ETF Trust

Additional Information

March 31, 2024 (Unaudited) (Continued)

and frequent new product introduction, and such companies may face unpredictable changes in growth rates, competition for the services of qualified personnel and competition from foreign competitors with lower production costs. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

TIMBER COMPANIES RISK (NDIV)

Timber companies may be affected by numerous factors, including events occurring in nature and international politics. For example, the volume and value of timber that can be harvested from timberlands may be limited by natural disasters and other events such as fire, volcanic eruptions, insect infestation, disease, ice storms, wind-storms, flooding, other weather conditions and other causes. In periods of poor logging conditions, timber companies may harvest less timber than expected. Timber companies are subject to many federal, state and local environmental and health and safety laws and regulations. In addition, rising interest rates and general economic conditions may affect the demand for timber products.

TREATMENT COMPANIES AND TESTING COMPANIES RISK (GERM)

Treatment Companies and Testing Companies are involved in discovering, developing and commercializing novel drugs or tests with significant market potential. These companies face challenges including pre-clinical testing and clinical trial stages of development. Clinical trials may be delayed and certain programs may never advance in the clinic or may be more costly to conduct than anticipated. Such companies may be dependent on their ability to secure significant funding for research, development, and commercialization of therapeutics, vaccines, tests, and other health care products or services. If there are delays in obtaining required regulatory and marketing approvals for products, the ability of such companies to generate revenue may be materially impaired. If regulatory approval is obtained, products will still remain subject to regulatory scrutiny with regulatory authorities having the ability to impose significant restrictions on the indicated uses or marketing. Lastly, even if a licensed product is achieved, such companies may encounter difficulties in manufacturing, product release, shelf life, testing, storage, supply chain management, or shipping.

U.S. TREASURY SECURITIES RISK (ISWN, QSWN and SWAN)

U.S. Treasury securities may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury securities to decline.

VIDEO GAMING COMPANIES RISK (GAMR)

Video gaming companies face intense competition, both domestically and internationally, may have limited product lines, markets, financial resources, or personnel, may have products that face rapid obsolescence, and are heavily dependent on the protection of patent and intellectual property rights. Such factors may adversely affect the profitability and value of Video gaming companies.

Amplify ETF Trust

Supplemental Information

March 31, 2024 (Unaudited)

DISTRIBUTION OF PREMIUMS AND DISCOUNTS

NAV is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the composite closing price each day. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available, without charge, on the Fund’s website at www.amplifyetfs.com.

INFORMATION ABOUT THE TRUSTEES

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling 1-855-267-3837. Furthermore, you can obtain the SAI by accessing the Commission’s website at www.sec.gov or by accessing the Fund’s website at www.amplifyetfs.com.

DELIVERY OF SHAREHOLDER DOCUMENTS — HOUSEHOLDING

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of the prospectus and other shareholder documents, please contact your broker-dealer. If you currently are enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Amplify ETF Trust

Privacy Policy

March 31, 2024 (Unaudited)

AMPLIFY ETFS AND AMPLIFY AFFILIATES PRIVACY POLICY

Amplify recognizes the importance of protecting your personal and financial information when you visit our websites (each a “Website” and together “Websites”). This Policy is designed to help you understand the information collection practices on all Websites owned or operated by or on behalf of companies within the Amplify group of companies, including: Amplify Investments LLC, Amplify Development LLC, and Amplify Holding Company LLC. We are committed to:

(a)      protecting the personal information you provide to us;

(b)     telling you how we use the information we gather about you; and

(c)      ensuring that you know why we intend to disclose your personal information.

CHANGES TO THIS PRIVACY POLICY

This Privacy Policy is dated January 1, 2016. Amplify reserves the right to amend this Privacy Policy at any time without notice, by updating this posting, in which case the date of the Policy will be revised. The current version of this Policy can be accessed from the link on the www.amplifyetfs.com homepage.

INFORMATION COLLECTION AND USE

Personally Identifiable Information: The personally identifiable information you submit to our Websites is used to service your interest and to improve our services to you and/or to provide you with information on Amplify products and services. The types of personal information that may be collected at our Websites include: name, address, email address and telephone number. We will not sell, share or rent your personally identifiable information to others in contravention of this Privacy Policy.

Additionally, if the Website is a password protected site, then (a) once you submit your password and enter, the Website will recognize who you are and will collect all information that you submit, including all electronic instructions (including all transaction information), and (b) any information collected about you from the Website may be associated with other identifying information that we have about you.

Aggregate Information: We generally record certain usage information, such as the number and frequency of visitors to our Websites. This information may include the websites that you access immediately before and after your visit to our Websites, the Internet browser you are using and your IP address. If we use such data at all it will be on an aggregate basis, and we will not disclose to third parties any information that could be used to identify you personally.

Service Providers: We may use internal or external service providers to operate our Websites and employ other persons to perform work on our behalf, such as sending postal mail and e-mail. These persons may have access to the personally identifiable information you submit through the Websites, but only for the purpose of performing their duties. These personnel may not use your personally identifiable information for any other purpose.

Compliance with Laws: We do not automatically collect personally identifiable information from visitors to our Websites, except to the extent we are required to do so pursuant to some statute or regulation applicable to us. We will not provide any personally identifiable information to any other persons, except if we are required to make disclosures by any law, any government or private parties in connection with a lawsuit, subpoena, investigation or similar proceeding.

E-mail and Marketing: Amplify does not sell its customers’ e-mail addresses, nor will we provide your personal information to third parties for their marketing purposes. Amplify will not send you e-mail messages without first receiving your permission, unless it relates to servicing your account or unless you have consented to receiving electronic delivery of fund documents as part of our E-Delivery service. It is our policy to include instructions for unsubscribing from these permission-based programs. We recommend that you do not send us any individual personal information via non secure methods of correspondence, including via public electronic communication channels, such as Internet e-mail, which are generally not secure.

Amplify ETF Trust

Privacy Policy

March 31, 2024 (Unaudited) (Continued)

Business Transfers: If the business, stock or assets of Amplify are acquired or merged with another business entity, we will share all or some of your information with this entity to continue to provide our service to you. You will receive notice of such an event and the new entity will inform you of any changes to the practices in this Privacy Policy. If the new entity wishes to make additional use of your information, you may decline such use at such time.

Disclosure to Third Parties: The personal information you provide to us will only be disclosed to third parties if we have your permission, or as set out in this Privacy Policy. We may disclose details about the general use of our Websites to third parties – for example, to demonstrate patterns of use to advertisers and other business partners. Information we pass on for this purpose will not include any personal information by which you may be identified. We endeavor to prevent unauthorized disclosures of your personal information by third parties but we are not responsible for any unauthorized disclosures or other breaches of security or for the actions of others if the information was passed to them with your authority or with the authority of anyone other than us or our group companies.

COOKIES

What are Cookies?

Cookies are small text files that are stored in your computer’s memory and hard drive when you visit certain web pages. They are used to enable websites to function or to provide information to the owners of a website.

Why Do We Use Cookies?

Cookies help us to provide customized services and information. We use cookies on all our Websites to tell us, in general terms, how and when pages in our Websites are visited, what our users’ technology preferences are – such as what type of video player they use – and whether our Websites are functioning properly.

If you are using one of our password-protected sites, then the website may use cookies or other technology to help us authenticate you, store and recognize your configuration and user attributes, facilitate your navigation of the website and customize its content so that the information made available is likely to be of more interest to you.

In broad terms, we use cookies on our Websites for the following purposes:

•        Analytical purposes: Analytical cookies allow us to recognize measure and track visitors to our Websites. This helps us to improve and develop the way our Websites work, for example, by determining whether site visitors can find information easily, or by identifying the aspects of websites that are of the most interest to them.

•        Usage preferences: Some of the cookies on our Websites are activated when visitors to our sites make a choice about their usage of the site. Our Websites then ‘remember’ the settings preferences of the user concerned. This allows us to tailor aspects of our sites to the individual user.

•        Terms and conditions: We use cookies on our Websites to record when a site visitor has seen a policy, such as this one, or provided consent, such as consent to the terms and conditions on our Websites. This helps to improve the user’s experience of the site – for example, it avoids a user from repeatedly being asked to consent to the same terms.

•        Session management: The software that runs our websites uses cookies for technical purposes needed by the internal workings of our servers. For instance, we use cookies to distribute requests among multiple servers, authenticate users and determine what features of the site they can access, verify the origin of requests, keep track of information about a user’s session and determine which options or pages to display in order for the site to function.

•      Functional purposes: Functional purpose cookies store information that is needed by our applications to process and operate. For example, where transactions or requests within an application involve multiple workflow stages, cookies are used to store the information from each stage temporarily, in order to facilitate completion of the overall transaction or request.

Amplify ETF Trust

Privacy Policy

March 31, 2024 (Unaudited) (Continued)

Further Information About Cookies

If you would like to find out more about cookies in general and how to manage them, please visit www.allaboutcookies.org.

THIRD PARTY WEBSITES

Amplify disclaims responsibility for the privacy policies and customer information practices of third party internet websites hyperlinked from our Website or this Privacy Policy.

SECURITY

Amplify protects your personal information when you transact business on our Website by requiring the use of a browser software program that supports industry standard SSL encryption with 128-bit key lengths. The “128-bit” designation refers to the length of the key used to encrypt the data being transmitted, with a longer key representing a higher level of security.

CONTACT US

We welcome inquiries or comments about our Privacy Policy and any queries or concerns about Amplify ETFs at support@amplifyetfs.com or 1-855-267-3837.

Investment Adviser:

Amplify Investments LLC
3333 Warrenville Road, Suite 350
Lisle, IL 60532

Investment Sub-Advisers:
Penserra Capital Management, LLC 4 Orinda Way, Suite 100-A Orinda, CA 94563	Capital Wealth Planning 1016 Collier Center Way Naples, FL 34110
Tidal Investments, LLC 234 W. Florida St., Suite 203 Milwaukee, WI 53204	Cerity Partners LLC 335 Madison Avenue, 23rd Floor New York, NY 10017
Seymour Asset Management LLC 1 Old Point Road Quogue, New York 11959	Kelly Strategic Management, LLC 7887 East Belleview Avenue, Suite 1100 Denver, CO 80111
Samsung Asset Management (New York), Inc. 152 West 57th Street New York, New York 10019

Legal Counsel:

Chapman and Cutler LLP
111 West Monroe Street
Chicago, IL 60603

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Administrator:

U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue
Milwaukee, WI 53202

Transfer Agent:

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian:

U.S. Bank National Association
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

This information must be preceded or accompanied by a current prospectus for the Funds.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Amplify ETF Trust

By (Signature and Title)	/s/ Christian Magoon
Christian Magoon,
President & Chief Executive Officer

Date	05/31/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christian Magoon
Christian Magoon,
President & Chief Executive Officer

Date	05/31/2024

By (Signature and Title)	/s/ Bradley H. Bailey
Bradley H. Bailey,
Chief Financial Officer

Date	05/31/2024

* Print the name and title of each signing officer under his or her signature.